UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04101

Excelsior Tax-Exempt Funds, Inc.

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

FIXED INCOME FUNDS

SEMI ANNUAL REPORT

September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Excelsior Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Excelsior Fund. References to specific securities should not be constructed as a recommendation or investment advice.

Investments in fixed income securities are subject to interest rate risks. The principal value of a bond falls when interest rates rise and rises when interest rates fall. During periods of rising interest rates, the value of a bond investment is at greater risk than during periods of stable or falling rates.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Allow me to take this opportunity to formally welcome you to the Columbia Funds family. In July, U.S. Trust Advisors was acquired by Bank of America (parent company of Columbia Management Group). The Excelsior Funds are now distributed by Columbia Management Distributors, Inc. The combined organization is committed to delivering unparalleled wealth management solutions and building deep, lasting relationships with our shareholders.

Your Excelsior Funds account will be serviced by Columbia Management Services, Inc., an experienced service provider in the industry. This team will process transactions, generate account statements and support your ongoing servicing needs.

As we complete the integration over the next several months, you will gain access to a broad array of investment choices including money market investments, mutual funds and 529 plans. Throughout this period of change, our goal is to ensure a smooth transition and provide services that we hope will exceed your expectations. We recommend you visit our website: www.columbiafunds.com for more information about our products and services. Those of you who receive your statements directly from Columbia Management can also register for on-line account access, which allows you to check your account balance, change your distribution options and make other account transactions. If you receive statements from your brokerage firm, please check with your financial advisor for service availability.

There’s a lot to know about Columbia Management

With $709.9 billion under management and a history that dates to the early 1900s, Columbia Management and its affiliates make up one of the nation’s largest and most experienced asset management companies.1 We offer a comprehensive array of investment solutions, including equity, fixed-income and cash strategies. Our diverse investment solutions and our focus on the needs of our clients make Columbia Management the advisor of choice for individual, institutional and high-net-worth investors.

Welcome to Columbia Management. Thank you for your business — we’re pleased to have you as a customer.

Sincerely,

Christopher L. Wilson

President, Excelsior Funds

About Christopher L. Wilson

Chris Wilson is head of mutual funds for Columbia Management, responsible for the day-to-day delivery of mutual fund products and services to the firm’s investors. With the exception of distribution, Mr. Wilson oversees all aspects of the mutual fund services operation including treasury, investment accounting, product development and shareholder and broker services. Mr. Wilson serves as Columbia Management’s chief liaison to the mutual fund boards of trustees. He joined Columbia Management in 2004 and has been a member of the investment community since 1980.

Columbia Management Group, LLC (“Columbia Management”) is the investment management arm of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

[1]

Columbia Management and its affiliates comprise the wealth and investment management division of Bank of America Corporation. As of September 30, 2007, Columbia Management and its affiliates managed assets of $709.9 billion. Columbia Management and its affiliates’ managed assets consist of assets under the discretionary management of the registered investment advisors, Columbia Management Advisors, LLC ($377.9 billion), Columbia Wanger Asset Management, L.P. ($38.5 billion) and Marsico Capital Management, LLC ($103.4 billion); U.S. Trust, Bank of America Private Wealth Management; Banc of America Investment Services, Inc.; Banc of America Investment Advisors, Inc.; Bank of America Capital Advisors, LLC; Premier Banking & Investments, and United States Trust, National Association, including its subsidiary, UST Advisers, Inc. ($116.5 billion).

Understanding Your Expenses — California Short-Intermediate Term Tax-Exempt Income Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
04/01/07 – 09/30/07
Shares	1,000.00	1,000.00	1,019.30	1,022.50	2.52	2.53	0.50

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Core Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,019.90	1,020.50	4.54	4.55	0.90

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — High Yield Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,000.85	1,019.75	5.25	5.30	1.05

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Intermediate-Term Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,020.80	1,021.25	3.79	3.79	0.75

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Intermediate-Term Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,013.10	1,021.75	3.27	3.29	0.65

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Long-Term Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,002.10	1,021.00	4.00	4.04	0.80

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — New York Intermediate-Term Tax-Exempt Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,013.40	1,021.00	4.03	4.04	0.80

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Short-Term Government Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,025.70	1,021.30	3.75	3.74	0.74

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the administrator not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Understanding Your Expenses — Short-Term Tax-Exempt Securities Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if your account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs and ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,018.00	1,022.00	3.03	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — 80.05%
$1,500,000	Anaheim, California, Public Financing Authority Revenue Bonds, Distribution Systems, (AMBAC)	5.00%	10/01/13	$1,615,485
2,000,000	Bay Area, California, Infrastructure Financing Authority State Payment Acceleration Notes, (FGIC)	5.00	08/01/17	2,148,780
1,000,000	California State Department of Transportation Revenue Bonds, Federal Highway Grant Anticipation Bonds, Series A, (FGIC)	4.50	02/01/13	1,047,200
1,000,000	California State Department of Water Resources Central Valley Project Revenue Bonds, Series Y	5.00	12/01/10	1,045,880
1,500,000	California State Department of Water Resources Water Revenue Bonds, Series W, (AMBAC)	5.50	12/01/09	1,565,100
1,000,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC)	5.25	07/01/14	1,097,520
2,000,000	California State General Obligation Bonds,	5.00	02/01/11	2,087,960
1,000,000	California State University Systemwide Revenue Bonds, Series A, (AMBAC)	5.00	11/01/12	1,068,410
1,000,000	California Statewide Communities Development Authority Revenue Bonds, California Endowment	5.00	07/01/13	1,077,560
3,000,000	California Statewide Communities Development Authority Revenue Bonds, John Muir Health, Series A	5.00	08/15/17	3,148,560

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Central Valley, California, School District Financing Authority Revenue Bonds, Series A, (MBIA)	6.15%	08/01/09	$1,047,610
1,000,000	Contra Costa, California, Transportation Authority Sales Tax Revenue Bonds, Series A, (FGIC)	6.00	03/01/08	1,010,620
975,000	Foothill- De Anza, California, Community College District General Obligation Bonds, (FGIC)	5.00	08/01/14	1,035,996
355,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Revenue Bonds, Enhanced-Asset Backed, Series A	5.00	06/01/15	355,334
3,500,000	Los Angeles County, California, Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series A, (FSA)	5.25	07/01/10	3,637,515
1,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Power System, Series A, Sub-Series A-1, (MBIA)	5.00	07/01/14	1,071,630
1,000,000	Los Angeles, California, General Obligation Bonds, Series A, (MBIA)	4.00	09/01/13	1,024,750
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, (FGIC)	5.00	02/01/13	1,071,350
1,000,000	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A, (FSA)	5.00	02/01/10	1,034,310

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

``Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Napa County, California, Flood Protection & Watershed Improvement Authority, General Obligation Bonds, (AMBAC)	4.50%	06/15/12	$1,044,390
1,150,000	Orange County, California, Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC)	6.20	02/14/11	1,241,735
1,000,000	Rancho, California, Water District Financing Authority Revenue Bonds, Series A, (FSA)	5.50	08/01/10	1,054,160
1,000,000	San Diego County, California, Certificates of Participation, (AMBAC)	5.00	11/01/11	1,055,910
1,000,000	San Diego, California, Public Facilities Financing Authority Sewer Revenue Bonds, (FGIC)	5.20	05/15/13	1,001,340
1,000,000	San Diego, California, Public Facilities Financing Authority Water Revenue Bonds, (MBIA)	5.00	08/01/11	1,054,170
1,000,000	San Francisco, California, City & County Public Utilities Communication Clean Water Revenue Bond, (MBIA)	5.00	10/01/13	1,072,740
3,000,000	San Francisco, California, State Building Authority Lease Revenue Bonds, California State & San Francisco Civic Center, Series A	5.00	12/01/12	3,190,710
1,000,000	San Mateo, Foster City, California, School Facilities Financing Authority Revenue Bonds, (FSA)	4.00	08/15/12	1,022,220
1,075,000	Santa Clara County, California, Financing Authority Lease Revenue Bonds, Multiple Facilities Project, Series A, (AMBAC)	4.50	05/15/12	1,091,856

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$1,000,000	Southern California Public Power Authority Revenue Bonds, Transmission Project, Series A, (MBIA)	5.25%	07/01/09	$1,022,820

	TOTAL TAX-EXEMPT SECURITIES (Cost $40,895,258)			41,043,621

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(a) – 12.23%
2,000,000	Riverside, California, Water Revenue Bonds, (FGIC) (Prerefunded 10/01/11 @101)	5.00	10/01/26	2,132,560
1,000,000	Sacramento, California, City Financing Authority Revenue Bonds, City Hall, Series A, (FSA) (Prerefunded 12/01/12 @100)	5.25	12/01/17	1,083,110
3,000,000	San Diego County, California, Water Authority Certificates of Participation, Series A, (FGIC) (Prerefunded 05/01/08 @101)	5.00	05/01/14	3,057,180

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $6,353,897)			6,272,850

Shares
REGISTERED INVESTMENT COMPANIES – 4.78%
1,219,510	BlackRock California Money Fund (7 day yield of 3.63%)			1,219,510
1,232,718	Federated California Money Fund (7 day yield of 3.52%)			1,232,718

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $2,452,228)			2,452,228

TOTAL INVESTMENTS (Cost $49,701,383)(b)	97.06%	$49,768,699
OTHER ASSETS IN EXCESS OF LIABILITIES	2.94	1,506,274

NET ASSETS	100.00%	$51,274,973

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Cost for federal income tax purposes is $49,701,383.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

California Short-Intermediate Term Tax-Exempt Income Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	67.86	$34,794,615
Prerefunded	12.23	6,272,850
General Obligation Bonds	10.13	5,193,096
Registered Investment Companies	4.78	2,452,228
Certificates of Participation	2.06	1,055,910

Total Investments	97.06	$49,768,699
Other Assets in Excess of Liabilities	2.94	1,506,274

Net Assets	100.00	$51,274,973

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET-BACKED SECURITIES — 2.34%
$4,200,000	Capital Auto Receivables Asset Trust, 2006-SN1A B(a)	5.50%	04/20/10	$4,189,576
2,015,000	Capital Auto Receivables Asset Trust, 2007-3 A4	5.00	03/17/14	2,020,575
6,765,000	Citibank Credit Card Issuance Trust, 2003-A10	4.75	12/10/15	6,588,500

	TOTAL ASSET-BACKED SECURITIES (Cost $12,779,089)			12,798,651

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.99%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 6.00%
435,193	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10 15A1(b)	4.60	01/25/35	433,167
1,794,354	Citigroup Mortgage Loan Trust, 2004-HYB4 WA(b)	4.45	12/25/34	1,768,065
1,671,274	Countrywide Alternative Loan Trust, 2004-16CB 1A2	6.00	10/25/34	1,655,085
2,550,697	Countrywide Alternative Loan Trust, 2004-22CB 1A1	5.50	07/25/34	2,529,217
6,648,497	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(b)	4.70	08/25/34	6,659,512
7,238,080	JP Morgan Mortgage Trust, 2005-A6 1A1(b)	5.14	09/25/35	7,153,469
10,195,682	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1(b)	3.99	12/25/34	10,079,593
2,647,086	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.54	02/25/35	2,616,011

				32,894,119

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.43%
2,306,295	2333 UZ	6.50	07/15/31	2,340,141

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.56%
3,080,000	2003-17 QT	5.00	08/25/27	3,075,934

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,670,456)			38,310,194

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.60%
$4,225,000	Asset Securitization Corp., 1997-D4 A4(b)	8.07%	04/14/29	$4,397,171
2,497,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	2,409,425
5,000,000	Bear Stearns Commercial Mortgage Securities, 2006-PW13 A3	5.52	09/11/41	5,006,421
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CKS4 G(a)(b)	6.01	11/15/36	983,412
6,775,000	GE Capital Commerical Mortgage Corp., 2000-1 Cl(b)	6.73	01/15/33	7,110,024
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1(b)	7.06	05/15/33	1,821,061
3,449,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1(b)	5.32	06/10/36	3,425,221
13,080,000	GS Mortgage Securities Corp. II, 2007-GG10 A4(b)	5.99	08/10/45	13,302,550
5,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 2007-8 A3(b)	6.16	08/12/49	5,838,328
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C(b)	7.50	10/15/33	3,362,340
1,245,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	1,215,146
5,571,000	Nomura Asset Securities Corp., 1998-D6 A4(b)	7.62	03/15/30	6,286,130
4,225,000	Wachovia Bank Commercial Mortgage Trust, 2002- C1 A4	6.29	04/15/34	4,408,559
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	3,551,734
6,099,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	6,091,863

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,905,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3(b)	5.23%	07/15/41	$3,908,339
17,926,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5(b)	5.09	07/15/42	17,834,208

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $91,058,408)			90,951,932

CORPORATE BONDS — 18.56%
2,615,000	America Movil S.A. de C.V.	5.50	03/01/14	2,577,595
5,700,000	Bank One Corp.	7.88	08/01/10	6,098,567
6,000,000	Barclays Bank PLC(a)(b)	5.93	12/31/49	5,692,542
1,620,000	Bear Stearns Co., Inc.	5.70	11/15/14	1,586,030
5,520,000	Bottling Group LLC	5.50	04/01/16	5,527,397
2,300,000	British Telecommunications PLC	9.13	12/15/30	3,045,665
2,715,000	Caterpillar Financial Services Corp.	5.85	09/01/17	2,739,723
265,000	Caterpillar, Inc.	5.70	08/15/16	264,432
5,715,000	Citigroup, Inc.	5.25	02/27/12	5,713,794
2,600,000	Comcast Cable Holdings LLC	9.80	02/01/12	3,009,373
1,441,000	Daimler Chrysler N.A. Holding Corp.	7.20	09/01/09	1,492,657
2,000,000	Deutsche Telekom International Finance	5.38	03/23/11	2,000,464
1,310,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.00	06/15/10	1,403,247
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond	8.25	06/15/30	1,836,244
1,700,000	Ford Motor Credit Co.	8.63	11/01/10	1,685,319
1,400,000	General Electric Capital Corp.	5.00	11/15/11	1,393,676
1,695,000	General Electric Capital Corp.	5.88	02/15/12	1,739,592
2,995,000	General Electric Capital Corp.	6.00	06/15/12	3,088,279
2,710,000	General Mills, Inc.	5.65	09/10/12	2,734,127
1,185,000	Georgia Power Co.	5.70	06/01/17	1,184,983
5,834,000	HSBC Finance Corp.	8.00	07/15/10	6,260,979
2,000,000	Morgan Stanley	6.75	04/15/11	2,090,260

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$685,000	Nisource Finance Corp.	5.25%	09/15/17	$635,762
3,825,000	Oracle Corp.	5.25	01/15/16	3,724,552
1,441,000	Prudential Financial, Inc.	5.10	09/20/14	1,389,125
4,500,000	RBS Capital Trust III(b)(c)	5.51	09/29/49	4,210,375
1,670,000	Sprint Capital Corp.	8.75	03/15/32	1,915,054
4,100,000	Target Corp.	5.88	07/15/16	4,099,832
2,183,000	Time Warner Cos., Inc.	7.25	10/15/17	2,322,247
5,000,000	UBS Preferred Funding Trust I(b)	8.62	10/29/49	5,430,315
1,600,000	UnitedHealth Group, Inc.(a)	6.00	06/15/17	1,598,685
3,050,000	Virginia Electric & Power Co.	5.95	09/15/17	3,045,581
1,735,000	Wal Mart Stores, Inc.	5.00	04/05/12	1,719,763
2,441,000	Wal-Mart Stores, Inc.	4.13	02/15/11	2,371,334
5,350,000	Wells Fargo & Co.	5.00	11/15/14	5,156,892
950,000	Xerox Corp.	6.40	03/15/16	961,751

	TOTAL CORPORATE BONDS (Cost $101,964,345)			101,746,213

TAX-EXEMPT SECURITY — 0.31%
1,590,000	Massachusetts Bay Transportation Authority, Massachusetts Sales Tax, Revenue Bonds, Series A	5.00	07/01/31	1,712,414

	TOTAL TAX-EXEMPT SECURITY (Cost $1,751,974)			1,712,414

U.S. GOVERNMENT AGENCY BONDS & NOTES — 0.97%
	FREDDIE MAC — 0.51%
2,440,000		6.25	07/15/32	2,772,208

	RESOLUTION FUNDING CORPORATION — 0.46%
4,851,000	Principal Only STRIPS(d)	0.00	07/15/20	2,541,614

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $5,007,684)			5,313,822

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 41.62%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 10.35%
6,057,871	Pool # 1G1898 ARM(b)	5.88	06/01/36	6,094,407
2,387,637	Pool # A20105	5.00	04/01/34	2,283,536
8,977,710	Pool # A47411	4.50	10/01/35	8,341,565
2,071,262	Pool # A48132	7.00	12/01/35	2,139,598
1,987,638	Pool # A58455	5.50	03/01/37	1,946,266

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL HOME LOAN MORTGAGE CORPORATION — (continued)
$5,209,078	Pool # B19861	4.50%	08/01/20	$5,014,833
2,583,561	Pool # C01811	5.00	04/01/34	2,470,917
129,482	Pool # C71221	5.00	09/01/32	124,110
18,495	Pool # C74339	5.00	12/01/32	17,727
160,127	Pool # C74469	5.00	12/01/32	153,483
31,925	Pool # C74676	5.00	12/01/32	30,601
2,134,641	Pool # E96460	5.00	05/01/18	2,098,354
4,327,452	Pool # G01842	4.50	06/01/35	4,020,816
16,863,586	Pool # G18105	5.00	03/01/21	16,534,190
2,322,051	Pool # J01383	5.50	03/01/21	2,315,556
3,243,972	Pool # J02497	4.50	09/01/20	3,123,006

				56,708,965

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 29.41%
177,052	Pool # 251502	6.50	02/01/13	181,844
75,060	Pool # 252806	7.50	10/01/29	78,688
1,093,661	Pool # 255896	6.50	08/01/35	1,114,884
4,787,145	Pool # 256269	5.50	06/01/36	4,689,820
9,803,967	Pool # 357824	5.50	06/01/35	9,614,491
1,218,929	Pool # 387203	4.80	01/01/12	1,208,980
1,040,831	Pool # 387204	4.80	01/01/12	1,032,336
199,157	Pool # 443194	5.50	10/01/28	196,170
3,847	Pool # 450846	5.50	12/01/28	3,789
337,685	Pool # 452035	5.50	11/01/28	332,621
2,265	Pool # 454758	5.50	12/01/28	2,231
552,697	Pool # 561435	5.50	11/01/29	544,408
299,509	Pool # 578543	5.50	04/01/31	294,385
111,388	Pool # 627259	5.50	02/01/32	109,452
953,853	Pool # 632551	5.50	02/01/32	937,275
428,663	Pool # 632576	5.50	02/01/32	421,330
208,532	Pool # 694655	5.50	04/01/33	204,838
1,465,264	Pool # 702861	5.00	04/01/18	1,440,323
1,334,444	Pool # 704440	5.00	05/01/18	1,311,729
58,045	Pool # 710585	5.50	05/01/33	57,017
349,465	Pool # 735224	5.50	02/01/35	343,274
22,070,624	Pool # 745432	5.50	04/01/36	21,644,079
949,818	Pool # 781859	4.50	12/01/34	881,642
1,334,761	Pool # 786423 ARM(b)	4.59	07/01/34	1,324,902
431,185	Pool # 797680	4.50	10/01/35	400,236
647,787	Pool # 805373	4.50	01/01/35	601,290
6,159,345	Pool # 805386 ARM(b)	4.85	01/01/35	6,095,520
748,393	Pool # 812268	5.50	05/01/35	733,929
1,008,991	Pool # 815479	4.50	03/01/35	936,575
1,271,697	Pool # 819361	4.50	04/01/35	1,180,426
535,391	Pool # 820492	5.50	05/01/35	525,044
734,644	Pool # 820989	5.50	04/01/35	720,446
709,774	Pool # 821567	5.50	06/01/35	696,056
1,725,574	Pool # 822799	4.50	04/01/35	1,601,728
6,085,226	Pool # 829321	4.50	09/01/35	5,648,482
8,082,723	Pool # 831926	6.00	12/01/36	8,096,181
4,904,429	Pool # 835751	4.50	08/01/35	4,552,433
1,786,633	Pool # 835760	4.50	09/01/35	1,658,404

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — (continued)
$1,610,049	Pool # 836512	4.50%	10/01/20	$1,550,626
4,087,042	Pool # 839240	4.50	09/01/35	3,793,711
2,600,373	Pool # 843510	4.50	11/01/20	2,504,400
1,616,173	Pool # 844797	4.50	10/01/35	1,500,179
1,793,946	Pool # 844901	4.50	10/01/20	1,727,736
5,683,479	Pool # 867438	4.50	05/01/36	5,272,820
4,645,441	Pool # 880084	6.00	03/01/36	4,653,176
5,458,986	Pool # 883084	6.50	07/01/36	5,559,159
696,437	Pool # 893426	6.00	09/01/36	697,596
2,972,931	Pool # 895271	6.50	09/01/36	3,027,484
4,705,343	Pool # 910390	5.00	03/01/37	4,488,299
1,959,597	Pool # 916370	5.00	05/01/37	1,869,206
8,071,805	Pool # 917906	5.00	05/01/37	7,699,475
30,111,220	Pool # 937282	5.00	05/01/37	28,722,273
6,612,962	Pool # 946450 ARM(b)	6.14	09/01/37	6,718,024

				161,201,422

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.86%
281,198	Pool # 002562	6.00	03/20/28	283,552
1,731,128	Pool # 003413	4.50	07/20/33	1,617,051
329,691	Pool # 267812	8.50	06/15/17	353,978
1,569,095	Pool # 3442	5.00	09/20/33	1,508,328
2,732	Pool # 356873	6.50	05/15/23	2,802
29,201	Pool # 434772	9.00	06/15/30	31,704
46,324	Pool # 471660	7.50	03/15/28	48,645
118,488	Pool # 472028	6.50	05/15/28	121,587
53,263	Pool # 475847	6.50	06/15/28	54,656
20,664	Pool # 479087	8.00	01/15/30	21,983
296,926	Pool # 479088	8.00	01/15/30	315,878
114,538	Pool # 503711	7.00	05/15/29	120,024
9,599	Pool # 525556	8.00	01/15/30	10,212
10,842	Pool # 525945	9.00	07/15/30	11,772
106,859	Pool # 568670	6.50	04/15/32	109,470
199,220	Pool # 575441	6.50	12/15/31	204,187
558,400	Pool # 598127	5.50	03/15/18	559,374
1,199,530	Pool # 607668	5.50	02/15/18	1,201,623
757,885	Pool # 615639	4.50	09/15/33	712,679
146,831	Pool # 780086	8.50	11/15/17	156,855
644,617	Pool # 780548	8.50	12/15/17	688,622
484,872	Pool # 780865	9.50	11/15/17	525,574
163,538	Pool # 781036	8.00	10/15/17	172,399
614,937	Pool # 781084	9.00	12/15/17	658,553
147,181	Pool # 80185 ARM(b)	6.38	04/20/28	148,403
155,788	Pool # 80205 ARM(b)	6.38	06/20/28	157,084
384,378	Pool # 80311 ARM(b)	5.50	08/20/29	388,284

				10,185,279

	TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $229,035,737)			228,095,666

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT SECURITIES — 11.52%
		U.S. TREASURY INFLATION PROTECTED BONDS — 1.63%
$1,183,718		2.00%	01/15/14	$1,166,701
2,762,700		2.38	01/15/25	2,787,089
4,916,699		2.38	01/15/27	4,976,624

				8,930,414

		U.S. TREASURY BONDS — 9.89%
19,880,000	(e)	4.50	02/28/11	20,158,002
21,810,000		7.63	11/15/22	28,206,459
4,635,000		6.63	02/15/27	5,632,610
200,000		4.75	02/15/37	197,233

				54,194,304

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $62,617,784)		63,124,718

Contracts
CALL OPTION PURCHASED — 0.00%*
10		Euro Dollar Future, Expires 12/17/07 strike price 95.75		938

		TOTAL CALL OPTION PURCHASED (Cost $3,025)		938

Principal Amount
REPURCHASE AGREEMENT — 0.62%
$3,407,000		Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $3,475,725 (repurchase proceeds $3,408,036)		3,407,000

		TOTAL REPURCHASE AGREEMENT (Cost $3,407,000)		3,407,000

TOTAL INVESTMENTS (Cost $546,295,502)(f)	99.53%	$545,461,548
OTHER ASSETS IN EXCESS OF LIABILITIES	0.47	2,569,168

NET ASSETS	100.00%	$548,030,716

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $12,464,215, which represents 2.27% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(c)	Perpetual Security. Stated maturity is first par call date.
(d)	Zero-coupon bond.
(e)	A portion of this security with market value of $253,496 is pledged as collateral for open futures contracts.
(f)	Cost for federal income tax purposes is $546,295,502.
*	Rounds to less than 0.01%

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

Multi-Coupon Bond—Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

PLC—Public Limited Company

STRIPS—Separately Traded Registered Interest and Principal Securities

Contracts		Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS
Long —
63	U.S. 2 Year Treasury Note, expiring 12/31/07 (notional amount $12,983,079)	$13,043,953	$60,874
Short —
(30)	U.S. Long-Term Treasury Bond expiring 12/19/07 (notional amount $(3,339,534))	(3,340,312)	(778)

TOTAL FUTURES CONTRACTS			$60,096

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Core Bond Fund — (continued)

*	Rounds to less than 0.01%.

INTEREST RATE SWAP AGREEMENT
Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized Appreciation
Goldman Sachs	$5,000,000	5.36%	3-month USD LIBOR	07/24/09	$4,451

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets		Value
U.S. Government & Agency Securities	54.11		$296,534,206
Corporate Bonds	18.56		101,746,213
Commercial Mortgage-Backed Securities	16.60		90,951,932
Collateralized Mortgage Obligations	6.99		38,310,194
Asset-Backed Securities	2.34		12,798,651
Repurchase Agreement	0.62		3,407,000
Tax-Exempt Security	0.31		1,712,414
Call Option Purchased	0.00	*	938

Total Investments	99.53		$545,461,548
Other Assets in Excess of Liabilities	0.47		2,569,168

Net Assets	100.00		$548,030,716

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — 92.54%
	ADVERTISING PERIODICALS — 2.45%
$60,000	CanWest Media Works, Inc.	8.00%	09/15/12	$58,800
1,000,000	Dex Media Finance/West	8.50	08/15/10	1,027,500
1,000,000	R.H. Donnelley Finance Corp.(a)	10.88	12/15/12	1,065,000
40,000	R.H. Donnelley Finance Corp.	10.88	12/15/12	42,600

				2,193,900

	CABLE TV — 2.31%
1,000,000	Echostar DBS Corp.	7.13	02/01/16	1,027,500
1,000,000	NTL Cable PLC	9.13	08/15/16	1,037,500

				2,065,000

	CASINO HOTELS — 5.91%
1,000,000	American Casino & Entertainment	7.85	02/01/12	1,027,500
1,000,000	Boyd Gaming Corp.	7.13	02/01/16	967,500
1,500,000	Majestic Star LLC	9.75	01/15/11	1,260,000
1,000,000	MGM Mirage, Inc.	8.50	09/15/10	1,045,000
1,000,000	MGM Mirage, Inc.	7.50	06/01/16	993,750

				5,293,750

	CELLULAR TELECOM — 1.57%
330,000	American Cellular Corp.	10.00	08/01/11	344,850
1,000,000	Dobson Communications Corp.	8.88	10/01/13	1,065,000

				1,409,850

	CHEMICALS - DIVERSIFIED — 2.26%
37,000	EquiStar Chemicals LP/EquiStar Funding Corp.	10.13	09/01/08	38,203
1,000,000	Lyondell Chemical Co.	10.50	06/01/13	1,075,000
1,000,000	Nell AF Sarl(a)	8.38	08/15/15	912,500

				2,025,703

	CHEMICALS – PLASTICS — 0.58%
500,000	PolyOne Corp.	8.88	05/01/12	515,000

				515,000

	CHEMICALS – SPECIALTY — 1.11%
1,000,000	Tronox Worldwide LLC/Tronox Finance Corp.	9.50	12/01/12	997,500

				997,500

	COAL — 1.04%
1,000,000	Massey Energy Co.	6.88	12/15/13	932,500

				932,500

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	COMMERCIAL SERVICES — 2.24%
$1,000,000	Iron Mountain, Inc.	8.63%	04/01/13	$1,012,500
1,000,000	Iron Mountain, Inc.	7.75	01/15/15	997,500

				2,010,000

	COMPUTER SERVICES — 1.17%
1,000,000	Sungard Data Systems, Inc.	10.25	08/15/15	1,045,000

				1,045,000

	CONTAINERS – METAL/GLASS — 2.28%
1,000,000	Crown Americas	7.75	11/15/15	1,032,500
1,000,000	Owens-Illinois, Inc.	7.50	05/15/10	1,007,500

				2,040,000

	CONTAINERS – PAPER/PLASTIC — 4.55%
1,000,000	BPC Holding Corp.	8.88	09/15/14	1,022,500
500,000	Graham Packaging Co.	8.50	10/15/12	496,250
500,000	Graham Packaging Co.	9.88	10/15/14	495,000
1,000,000	Pregis Corp.	12.38	10/15/13	1,080,000
1,000,000	Stone Container	8.00	03/15/17	982,500

				4,076,250

	COSMETICS & TOILETRIES — 1.54%
1,500,000	Del Laboratories, Inc.	8.00	02/01/12	1,380,000

				1,380,000

	DISTRIBUTION/WHOLESALE — 1.11%
1,000,000	Nebraska Book Co.	8.63	03/15/12	997,500

				997,500

	DIVERSIFIED MANUFACTURING OPERATIONS — 2.17%
1,000,000	Bombardier, Inc.(a)	8.00	11/15/14	1,047,500
1,000,000	Harland Clarke Holdings Corp.	9.50	05/15/15	892,500

				1,940,000

	ELECTRONIC COMPONENTS – SEMICONDUCTORS — 2.16%
1,000,000	Amkor Technologies, Inc.	9.25	06/01/16	1,010,000
1,000,000	Freescale Semiconductor PIK	9.13	12/15/14	925,000

				1,935,000

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	FINANCE – AUTO LOANS — 3.76%
$1,354,000	Ford Motor Credit Co.	9.75%	09/15/10	$1,381,332
2,000,000	General Motors Acceptance Corp.	7.75	01/19/10	1,983,728

				3,365,060

	FOOD & KINDRED PRODUCTS — 1.06%
1,000,000	Pinnacle Foods Finance LLC(a)	9.25	04/01/15	952,500

				952,500

	FOOD – MISCELLANEOUS AND DIVERSIFIED — 2.25%
1,000,000	Del Monte Corporation	8.63	12/15/12	1,015,000
1,000,000	Del Monte Corporation	6.75	02/15/15	960,000
40,000	Dole Foods Co.	7.25	06/15/10	37,800

				2,012,800

	FUNERAL SERVICES & RELATED ITEMS — 1.65%
1,500,000	Service Corp. International	7.00	06/15/17	1,473,750

				1,473,750

	HEAVY CONSTRUCTION EQUIPMENT RENTAL — 1.07%
1,000,000	Ahern Rentals, Inc.	9.25	08/15/13	962,500

				962,500

	HOME FURNISHINGS — 2.20%
1,000,000	Sealy Mattress Co.	8.25	06/15/14	1,007,500
1,000,000	Simmons Co.	7.88	01/15/14	960,000

				1,967,500

	MACHINERY – FARM — 1.14%
1,000,000	Case New Holland, Inc.	7.13	03/01/14	1,025,000

				1,025,000

	MACHINERY – GENERAL INDUSTRY — 1.11%
1,000,000	The Manitowoc Co., Inc.	7.13	11/01/13	995,000

				995,000

	MEDICAL - HOSPITALS — 0.95%
1,000,000	HCA, Inc.	6.50	02/15/16	850,000

				850,000

	MULTI - LINE INSURANCE — 2.47%
2,128,000	Hanover Insurance Group	7.63	10/15/25	2,207,942

				2,207,942

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	MUSIC — 2.04%
$2,100,000	Warner Music Group	7.38%	04/15/14	$1,827,000

				1,827,000

	OFFICE AUTOMATION & EQUIPMENT — 2.25%
1,000,000	Ikon Office Solutions	7.75	09/15/15	1,005,000
1,000,000	Xerox Capital Trust I	8.00	02/01/27	1,008,861

				2,013,861

	PAPER & RELATED PRODUCTS — 1.09%
1,000,000	Mercer International, Inc.	9.25	02/15/13	977,500

				977,500

	PIPELINES — 2.20%
1,500,000	Semgroup L.P.(a)	8.75	11/15/15	1,466,250
500,000	Williams Cos.(a)	6.38	10/01/10	502,500

				1,968,750

	RACETRACKS — 1.14%
1,000,000	Penn National Gaming, Inc.	6.75	03/01/15	1,020,000

				1,020,000

	REAL ESTATE MANAGEMENT/SERVICES — 0.95%
1,000,000	Realogy Corp.(a)	10.50	04/15/14	852,500

				852,500

	RENTAL AUTO/EQUIPMENT — 2.16%
1,000,000	Avis Budget Car Rental	7.75	05/15/16	980,000
1,000,000	Rental Service Corp.	9.50	12/01/14	955,000

				1,935,000

	RESORTS/THEME PARKS — 1.13%
1,000,000	Universal City Florida Holdings (b)	10.11	05/01/10	1,010,000

				1,010,000

	RETAIL - APPAREL/SHOE — 1.31%
1,250,000	Burlington Coat Factory	11.13	04/15/14	1,168,750

				1,168,750

	RETAIL - BEDDING — 0.77%
1,000,000	Linens ‘N Things, Inc.(b)	10.99	01/15/14	686,250

				686,250

	RETAIL - DRUG STORE — 1.01%
1,000,000	Rite Aid Corp.	8.63	03/01/15	905,000

				905,000

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	RETAIL – MAJOR DEPARTMENT STORE — 2.38%
$1,000,000	Neiman Marcus Group, Inc. PIK	9.00%	10/15/15	$1,065,000
1,000,000	Saks, Inc.	9.88	10/01/11	1,065,000

				2,130,000

	RETAIL – TOY STORE — 0.45%
500,000	Toys R Us	7.38	10/15/18	401,250

				401,250

	RETAIL – VIDEO RENTAL — 1.51%
1,500,000	Blockbuster, Inc.	9.00	09/01/12	1,350,000

				1,350,000

	RUBBER – TIRES — 0.05%
41,000	Goodyear Tire & Rubber Co.	9.00	07/01/15	43,767

				43,767

	SATELLITE TELECOM — 2.54%
650,000	Inmarsat Finance PLC	7.63	06/30/12	669,500
1,500,000	Intelsat Bermuda Ltd.	11.25	06/15/16	1,606,875

				2,276,375

	SCHOOLS — 1.63%
1,500,000	Knowledge Learning Center(a)	7.75	02/01/15	1,455,000

				1,455,000

	SPECIAL PURPOSE ENTITY — 4.80%
3,200,000	Targeted Return Index Securities Trust (TRAIN), Series HY-1-2006(a)	7.55	05/01/16	3,136,288
1,500,000	Wimar OPCO LLC(a)	9.63	12/15/14	1,162,500

				4,298,788

	TELEPHONE – INTEGRATED — 9.82%
2,000,000	Cincinnati Bell, Inc.	8.38	01/15/14	1,995,000
1,000,000	Citizens Communications	9.25	05/15/11	1,085,000
649,000	Consolidated Communications Holding	9.75	04/01/12	655,490
1,500,000	Hawaiian Telcom Communication	12.50	05/01/15	1,620,000
1,250,000	Nordic Telephone Co. Holdings(a)	8.88	05/01/16	1,318,750
1,000,000	Valor Telecom Enterprise	7.75	02/15/15	1,048,071
1,000,000	Windstream Corp.	8.63	08/01/16	1,066,250

				8,788,561

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
	TELEVISION — 0.03%
$26,000	Sinclair Broadcast Group	8.00%	03/15/12	$26,585

				26,585

	TRAVEL SERVICES — 1.17%
1,000,000	Travelport LLC	11.88	09/01/16	1,047,500

				1,047,500

	TOTAL CORPORATE BONDS (Cost $83,729,945)			82,851,442

BANK LOANS — 2.15%
	COMPUTER SERVICES — 2.15%
2,000,000	First Data Corp.(b)	7.98	09/24/14	1,927,400

	TOTAL BANK LOANS (Cost $1,940,000)			1,927,400

Shares
COMMON STOCK — 2.70%
	METAL – ALUMINUM — 2.70%
127,380	Ormet Corp.(c)			2,420,220

	TOTAL COMMON STOCK (Cost $1,019,040)			2,420,220

Principal Amount
REPURCHASE AGREEMENT — 3.44%
$3,085,000	Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 02/15/36, market value $3,150,175 (repurchase proceeds $3,085,938)			3,085,000

	TOTAL REPURCHASE AGREEMENT (Cost $3,085,000)			3,085,000

TOTAL INVESTMENTS (Cost $89,773,985)(d)	100.83%	$90,284,062
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.83)	(746,643)

NET ASSETS	100.00%	$89,537,419

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $13,871,288, which represents 15.49% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.

See Notes to Financial Statements.

Excelsior Funds Trust

Portfolio of Investments — September 30, 2007 (Unaudited)

High Yield Fund — (continued)

(c)	Non-income producing security.
(d)	Cost for federal income tax purposes is $89,735,824.

LLC—Limited Liability Company

L.P.—Limited Partnership

PIK—Payment-In-Kind

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Sector Diversification	% of Net Assets	Value
Consumer Cyclical	21.05	$18,838,267
Communications	18.72	16,760,271
Consumer Non-Cyclical	13.48	12,069,050
Financial	13.11	11,734,290
Industrials	12.32	11,038,750
Basic Materials	7.74	6,935,923
Technology	7.73	6,921,261
Repurchase Agreement	3.44	3,085,000
Energy	3.24	2,901,250

Total Investments	100.83	$90,284,062
Other Liabilities in Excess of Assets	(0.83)	(746,643)

Net Assets	100.00	$89,537,419

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Bond Fund

Principal Amount		Rate	Maturity Date	Value

ASSET-BACKED SECURITIES — 2.11%
$2,200,000	Capital Auto Receivables Asset Trust, 2006-SN1A B(a)	5.50%	04/20/10	$2,194,540
2,000,000	Capital One Master Trust, 2001-6 C(a)	6.70	06/15/11	2,037,740
2,665,000	Capital One Multi-Asset Execution Trust, 2005-A7 A7	4.70	06/15/15	2,624,197
194,115	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2(b)	5.40	04/25/33	189,455
2,385,000	USAA Auto Owner Trust, 2007-2 A4(c)	5.07	06/15/13	2,384,847

	TOTAL ASSET BACKED SECURITIES (Cost $9,503,971)			9,430,779

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.89%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 2.28%
1,004,433	Bear Stearns ARM, 2004-1 11A3	6.11	04/25/34	1,022,876
2,893,018	Countrywide Alternative Loan Trust, 2004-22CB 1A1	6.00	10/25/34	2,864,993
3,322,000	Washington Mutual, 2005-AR5 A3(b)	4.67	05/25/35	3,294,541
3,015,668	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1(b)	4.54	02/25/35	2,980,266

				10,162,676

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 0.64%
2,909,792	R001 AE	4.38	04/15/15	2,860,219

				2,860,219

	FEDERAL NATIONAL MORTGAGE ASSOCIATION —3.62%
3,200,000	2003-17 QT	5.00	08/25/27	3,195,776
3,995,000	2006-67 PC	5.50	03/25/33	3,959,207
9,047,712	2007-35 DH	5.00	09/25/33	9,005,844

				16,160,827

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 4.35%
10,355,000	2004-45 B	5.18	05/16/28	10,286,778
2,800,000	2005-10 MW	4.67	09/16/25	2,736,039
2,925,000	2005-14 B	4.48	08/16/32	2,861,865

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — (continued)
$3,528,316	2006-55 AB	5.25%	07/16/29	$3,531,548

				19,416,230

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,870,655)			48,599,952

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.46%
4,350,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4	4.76	11/10/39	4,197,436
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B	7.23	01/17/32	2,186,268
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C	7.80	11/17/32	3,993,907
3,325,000	Credit Suisse First Boston Mortgage Securities Corp., 2002-CP5 G(a)	5.88	12/15/35	3,316,368
5,135,000	First Union National Bank Commercial Mortgage, Inc., 2002-C1 A2	6.14	02/12/34	5,330,818
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C	6.59	05/15/33	3,968,510
7,197,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-CB12 AJ	4.99	09/12/37	6,767,641
4,500,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A4	4.74	07/15/42	4,288,098
5,430,000	JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AJ(b)	5.47	12/15/44	5,241,852
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2	4.74	11/13/36	3,011,025
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4	5.17	01/14/42	3,029,427
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4(b)	7.62	03/15/30	4,541,675
3,320,000	Salomon Brothers Mortgage Securities VII, 2002 KEY2 A3	4.87	03/18/36	3,277,143

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002- C1 A4	6.29%	04/15/34	$1,497,345
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3	4.61	12/15/35	6,435,731
1,717,763	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A2	5.00	07/15/41	1,715,753
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3	5.23	07/15/41	4,779,083
4,267,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A5	5.09	07/15/42	4,245,150
6,150,000	Wachovia Bank Commercial Mortgage Trust, 2005-C20 A6A	5.11	07/15/42	6,087,220

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $79,623,941)			77,910,450

CORPORATE BONDS — 20.16%
1,720,000	America Movil S.A. de C.V.	5.50	03/01/14	1,695,397
1,675,000	Apache Corp.	5.25	04/15/13	1,665,662
1,180,000	Bottling Group LLC	5.50	04/01/16	1,181,581
1,785,000	Caterpillar Financial Services Corp.	5.85	09/01/17	1,801,254
500,000	Cincinnati Bell, Inc.	8.38	01/15/14	498,750
3,845,000	Cisco Systems, Inc.	5.50	02/22/16	3,819,292
890,000	CIT Group, Inc.	6.10	03/15/67	734,453
2,310,000	CIT Group, Inc.	5.80	07/28/11	2,261,758
6,080,000	Citigroup, Inc.	5.25	02/27/12	6,078,717
3,595,000	Comcast Cable Holdings LLC	9.80	02/01/12	4,161,036
3,000,000	CVS Lease Pass Through Trust	6.13	08/15/16	2,998,716
4,750,000	Deutsche Telekom International Finance	5.38	03/23/11	4,751,102
4,000,000	Diageo Capital PLC	4.38	05/03/10	3,946,116
2,380,000	Federal Express Corp.	5.50	08/15/09	2,406,615
1,400,000	Ford Motor Credit Co.	8.63	11/01/10	1,387,910
2,770,000	General Electric Capital Corp., MTN	6.00	06/15/12	2,856,272
2,875,000	General Mills, Inc.	5.65	09/10/12	2,900,596

Principal Amount		Rate	Maturity Date	Value

CORPORATE BONDS — (continued)
$3,140,000	Georgia Power Co.	5.70%	06/01/17	$3,139,956
2,415,000	Historic TW, Inc.	9.15	02/01/23	2,945,006
500,000	Iron Mountain, Inc.	8.63	04/01/13	506,250
3,080,000	John Deere Capital Corp., MTN	5.65	07/25/11	3,136,900
3,200,000	Johnson & Johnson	5.15	08/15/12	3,252,080
2,960,000	Lehman Brothers Holdings, Inc.	4.25	01/27/10	2,866,837
2,645,000	Nisource Finance Corp.	5.25	09/15/17	2,454,875
4,025,000	Oracle Corp.	5.25	01/15/16	3,919,299
5,150,000	RBS Capital Trust III(d)	5.51	09/29/49	4,818,541
2,050,000	Southern Co.	5.30	01/15/12	2,048,506
1,530,000	Sprint Capital Corp.	8.38	03/15/12	1,684,584
4,290,000	Target Corp.	5.88	07/15/16	4,289,824
1,125,000	Telefonica Emisiones SAU	6.42	06/20/16	1,154,423
2,105,000	United Health Group, Inc.(a)	6.00	06/15/17	2,103,270
1,110,000	Virginia Electric Power	5.40	01/15/16	1,072,599
1,525,000	Virginia Electric Power	5.95	09/15/17	1,522,790
2,000,000	Wal-Mart Stores, Inc.	5.00	04/05/12	1,982,436
1,000,000	Xerox Corp.	6.40	03/15/16	1,012,369
975,000	Zions Bancorp	5.50	11/16/15	936,292

	TOTAL CORPORATE BONDS (Cost $90,771,629)			89,992,064

U.S. GOVERNMENT AGENCY BONDS & NOTES — 7.59%
	FEDERAL FARM CREDIT BANK — 1.43%
6,230,000		5.25	09/13/10	6,368,219

	FEDERAL HOME LOAN BANK — 5.39%
15,290,000		5.13	09/29/10	15,563,400
8,385,000		5.33	03/06/12	8,470,695

				24,034,095

	FREDDIE MAC — 0.77%
3,355,000		5.13	07/15/12	3,429,159

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $33,156,434)			33,831,473

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 16.39%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 1.72%
3,321,776	Pool # 1G1026 ARM(b)	5.92	07/01/36	3,330,102
3,011,017	Pool # A36827	5.00	08/01/35	2,876,927
349,485	Pool # G18136	6.00	08/01/21	353,902
1,103,554	Pool # J03619	6.00	10/01/21	1,117,500

				7,678,431

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Bond Fund — (continued)

Principal Amount			Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
		FEDERAL NATIONAL MORTGAGE ASSOCIATION — 12.8%
$2,630,000		Pool # 385538	4.79%	11/01/12	$2,606,504
509,639		Pool # 545290	7.50	10/01/16	527,221
8,680,000		Pool # 00553	5.13	04/15/11	8,864,016
2,970		Pool # 578823	5.50	04/01/31	2,919
2,149,650		Pool # 704372 ARM(b)	4.51	05/01/33	2,121,491
4,473,822		Pool # 805386 ARM(b)	4.85	01/01/35	4,427,462
170,229		Pool # 872534	6.00	06/01/36	170,512
3,755,931		Pool # 892882 ARM(b)	5.83	07/01/36	3,780,655
34,586,051		Pool # G02884	6.00	04/01/37	34,633,380

					57,134,160

		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 1.87%
12,144		Pool # 195801	8.50	01/15/17	13,039
8,048		Pool # 195833	8.50	04/15/17	8,640
2,316,796		Pool # 3319	5.00	12/20/32	2,227,834
1,375		Pool # 334299	8.00	05/15/23	1,460
2,844,671		Pool # 3442	5.00	09/20/33	2,734,504
271,263		Pool # 367412	6.00	11/15/23	274,408
1,208,326		Pool # 604726	4.50	10/15/33	1,136,252
2,078,210		Pool # 608288	4.50	09/15/33	1,954,251

					8,350,388

		TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $73,749,483)			73,162,979

U.S. GOVERNMENT SECURITIES — 23.91%
		U.S. TREASURY NOTES — 23.91%
10,440,000			4.00	04/15/10	10,440,814
92,540,000	(e)		4.50	02/28/11	93,834,079
2,465,000			4.25	11/15/14	2,441,314

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $105,144,009)			106,716,207

REPURCHASE AGREEMENT— 1.65%
7,369,000		Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 05/15/17, market value $7,517,813 (repurchase proceeds $7,371,241)			7,369,000

		TOTAL REPURCHASE AGREEMENT (Cost $7,369,000)			7,369,000

TOTAL INVESTMENTS (Cost $448,189,122)(f)	100.16%	$447,012,904
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.16)	(705,656)

NET ASSETS	100.00%	$446,307,248

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $9,651,918, which represents 2.16% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(c)	Security purchased on a delayed delivery basis.
(d)	Perpetual Security. Maturity date presented represents the next call date.
(e)	The security or a portion of the security is pledged as collateral for open futures contracts. At September 30, 2007, the total market value of securities pledged amounted to $253,946.
(f)	Cost for federal income tax purposes is $448,189,122.

ARM—Adjustable Rate Mortgage

LLC—Limited Liability Company

MTN—Medium Term Note

PLC—Public Limited Company

Contracts		Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS
Long –
80	U.S. 2 Year Treasury Note, expiring 12/31/07 (notional amount $16,486,450)	$16,563,750	$77,300
Short –
(30)	U.S. Long-Term Treasury Bond expiring 12/19/07 (notional amount $(3,339,534))	(3,340,312)	(778)

TOTAL FUTURES CONTRACTS			$76,522

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Bond Fund — (continued)

INTEREST RATE SWAP AGREEMENT
Counterparty	Notional Amount	Receiving Leg	Paying Leg	Expiration	Unrealized Appreciation
Goldman Sachs	$5,000,000	5.36%	3-month USD LIBOR	07/24/09	$4,451

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	47.89	$213,710,659
Corporate Bonds	20.16	89,992,064
Commercial Mortgage-Backed Securities	17.46	77,910,450
Collateralized Mortgage Obligations	10.89	48,599,952
Asset Backed Securities	2.11	9,430,779
Repurchase Agreement	1.65	7,369,000

Total Investments	100.16	$447,012,904
Other Liabilities in Excess of Assets	(0.16)	(705,656)

Net Assets	100.00	$446,307,248

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — 93.76%
$1,000,000	Arkansas State Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer Research Center Project, (AMBAC)(a)	0.00%	07/01/23	$475,020
10,000,000	California State Bay Area Infrastructure Financing Authority Revenue Bonds, State Payment Acceleration Notes, (FGIC)	5.00	08/01/17	10,743,900
5,000,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series A	4.50	12/01/23	4,960,000
6,000,000	California State Department of Water, Residential Power Supply Revenue Bonds, Series A, (AMBAC)	5.50	05/01/14	6,529,260
4,740,000	California State General Obligation Bonds	5.00	06/01/08	4,787,447
5,000,000	California State General Obligation Bonds	5.00	08/01/21	5,220,450
10,000,000	Chicago, Illinois, O’Hare International Airport Revenue Bonds, Series B, (MBIA)	5.25	01/01/17	10,942,400
10,000,000	Colorado Springs, Colorado, Utilities Revenue Bonds, Series A	5.25	11/15/10	10,476,400
10,000,000	Dallas, Texas, Waterworks & Sewer Systems Revenue Bonds, (FSA)	5.38	10/01/12	10,802,000
2,820,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA)	5.00	07/01/14	3,006,487
6,200,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A	5.25	04/01/08	6,256,358

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Florida State Division Board Finance Department, General Services Revenue Bonds, Department of Environmental Protection - Preservation 2000, Series A, (FSA)	6.00%	07/01/13	$11,204,400
2,000,000	Florida State Seminole Indian Tribe, Series A(b)	5.75	10/01/22	2,099,300
5,000,000	Fresno, California, Sewer Revenue Bonds, Series A-1, (AMBAC)	5.25	09/01/19	5,481,750
3,580,000	Golden State Tobacco Securitization Corp., California, Tobacco Settlement Revenue Bonds, Series A-1	4.50	06/01/27	3,361,513
5,535,000	Hamilton County, Ohio, Sewer System Revenue Bonds, Series A, (MBIA)	5.00	12/01/15	5,985,549
10,000,000	Hawaii State General Obligation Bonds, Series CY, (FSA)	5.50	02/01/12	10,765,200
5,000,000	Houston, Texas, Independent School District General Obligation Bonds, (PSF-GTD)	4.50	02/15/25	4,969,950
2,000,000	Illinois State Toll Highway Authority Revenue Bonds, Senior Priority, Series A-1, (FSA)	5.00	01/01/18	2,146,420
5,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Clarian Health Obligation Group, Series B	5.00	02/15/22	5,078,400
10,375,000	Jackson County, Missouri, Special Obligation Revenue Bonds, Harry S. Truman Sports Complex, (AMBAC)	5.00	12/01/09	10,706,481
10,000,000	Jefferson County, Colorado, School District General Obligation Bonds, (MBIA)	6.50	12/15/11	11,127,900

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$10,000,000	Los Angeles, California, Department of Water & Power Revenue Bonds, Series B, (MBIA)	5.00%	07/01/13	$10,759,400
1,000,000	Main Street Natural Gas, Inc., Georgia, Series A(c)	5.13	09/15/17	1,042,380
1,000,000	Main Street Natural Gas, Inc., Georgia, Series A(c)	5.25	09/15/18	1,048,430
10,000,000	Massachusetts State General Obligation Bonds(d)	4.14	11/01/25	9,751,800
5,040,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue Bonds, (XLCA)	5.00	07/01/19	5,326,927
10,000,000	Michigan State Building Authority Revenue Bonds, Facilities Program, Series I, (FSA)	5.25	10/15/14	10,823,800
5,720,000	Nassau County, New York, Interim Finance Authority Revenue Bonds, Sales Tax Revenue, Series B, (AMBAC)	5.00	11/15/14	6,134,013
10,000,000	New Jersey State General Obligation Bonds, Series D	6.00	02/15/11	10,773,500
3,000,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A	4.25	06/01/11	2,964,690
9,300,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A	4.50	06/01/23	8,788,593
4,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA-CR)	5.25	12/15/22	4,435,040
9,530,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Grant Anticipation Bonds, Series A, (FGIC)	5.00	06/15/10	9,891,568
10,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)	5.38	06/15/16	10,735,800

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$6,000,000	New York State Dormitory Authority Revenue Bonds, State Court Facilities, Series A, (AMBAC)	5.25%	05/15/18	$6,638,520
10,000,000	New York State Dormitory Authority Revenue Bonds, State University Educational Facilities, Series B, (FSA-CR)	5.25	05/15/11	10,570,400
5,790,000	Palm Beach County, Florida, Public Improvement Revenue Bonds, Parking Facilities Expansion Project, (MBIA)	5.00	12/01/26	6,009,730
5,070,000	Pennsylvania State, General Obligation Bonds, Series 4	5.00	07/01/09	5,201,820
5,000,000	Puerto Rico Commonwealth Public Improvement General Obligation Bonds, Series B	5.25	07/01/16	5,384,900
5,190,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A	5.25	02/01/16	5,344,870
7,600,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA)(a)	0.00	01/15/12	6,489,488
5,000,000	South Carolina State Highway General Obligation Bonds, Series B	5.00	04/01/16	5,259,350
10,000,000	South Carolina State Public Service Authority Revenue Bonds, Series A, (FSA)	5.50	01/01/11	10,597,600
12,150,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA)	5.00	07/01/21	12,861,018
2,000,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA)	5.00	07/01/25	2,094,240

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$2,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A	5.25%	12/15/23	$2,059,440
4,815,000	Texas State Public Finance Authority General Obligation Bonds, Series A	5.00	10/01/23	4,984,055
3,500,000	Texas State Transportation Commission Revenue Bonds, First Tier	5.00	04/01/08	3,526,915
10,000,000	Texas University Revenue Bonds, Series D	5.00	08/15/18	10,725,900
6,000,000	Triborough Bridge & Tunnel Authority, New York, Highway Revenue Bonds, Series B	5.00	11/15/20	6,301,080
6,285,000	Virginia State Public School Authority Revenue Bonds, 1997 Resolution, Series C	5.00	08/01/16	6,786,669
3,760,000	Virginia State Residential Authority Clean Water Revenue Bonds, Clean Water State Revolving Fund	5.00	10/01/17	4,104,905
10,000,000	Washington State Various Purposes General Obligation Bonds, Series R-03-A, (MBIA)	5.00	01/01/18	10,427,200

	TOTAL TAX-EXEMPT SECURITIES (Cost $361,940,305)			364,970,626

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(e) — 5.73%
2,810,000	San Antonio, Texas, Electric & Gas Revenue Bonds, Series A, (Prerefunded 02/01/09 @ 101)	5.25	02/01/16	2,900,595
5,000,000	New York State Tobacco Settlement Asset Securitization Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)	6.38	07/15/39	5,294,950

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(e) — (continued)
$6,125,000	Contra Costa, California, Water District Revenue Bonds, Series J, (FGIC), (Prerefunded 10/01/09 @ 101)	5.38%	10/01/29	$6,413,916
7,180,000	Detroit, Michigan, Sewage Disposal Revenue Bonds, Senior Lien, Series A, (FSA), (Prerefunded 07/01/13 @ 100)	5.00	07/01/14	7,690,498

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $22,249,040)			22,299,959

Shares
REGISTERED INVESTMENT COMPANIES — 0.22%
608,887	BlackRock Muni Fund (7 day yield of 3.61%)			608,887
271,222	Dreyfus Tax-Exempt Cash Fund (7 day yield of 3.63%)			271,222

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $880,109)			880,109

TOTAL INVESTMENTS (Cost $385,069,454)(f)	99.71%	$388,150,694

OTHER ASSETS IN EXCESS OF LIABILITIES	0.29	1,123,136

NET ASSETS	100.00%	$389,273,830

(a)	Zero coupon bond.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the value of this security, which is not illiquid, represents 0.54% of net assets.
(c)	Security purchased on a delayed delivery basis.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(e)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(f)	Cost for federal income tax purposes is $385,069,454.

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Co.

FSA—Financial Security Assurance Corp.

FSA–CR—Financial Security Assurance Custodial Receipts

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Funds—Guaranteed

XLCA—XL Capital Assurance

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Intermediate-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

State Diversification	% of Net Assets	Value
California	16.63	$64,747,123
New York	11.73	45,674,764
Texas	11.64	45,313,724
New Jersey	9.47	36,853,391
Missouri	6.59	25,661,739
Florida	6.33	24,640,358
Colorado	5.55	21,604,300
Michigan	5.53	21,520,785
Virginia	4.41	17,147,932
South Carolina	4.07	15,856,950
Illinois	3.36	13,088,820
Hawaii	2.77	10,765,200
Washington	2.68	10,427,200
Massachusetts	2.51	9,751,800
Ohio	1.54	5,985,549
Puerto Rico	1.38	5,384,900
Pennsylvania	1.34	5,201,820
Indiana	1.30	5,078,400
Georgia	0.54	2,090,810
Registered Investment Companies	0.22	880,109
Arkansas	0.12	475,020

Total Investments	99.71	$388,150,694
Other Assets in Excess of Liabilities	0.29	1,123,136

Net Assets	100.00	$389,273,830

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Long-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 1.57%

$1,000,000	Texas State, Southwest Higher Education Authority, (LANDESBANK HESSEN)(a)	4.05%	07/01/15	$1,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $1,000,000)			1,000,000

TAX-EXEMPT SECURITIES — 77.59%
1,000,000	California State Department of Water Residential Power Supply Revenue Bonds, Series A, (AMBAC)	5.50	05/01/14	1,088,210
2,500,000	California Statewide Communities Development Authority Revenue Bonds, Southern California Edison Co., Series A, (XLCA), (Mandatory Put 04/01/13 @ 100)	4.10	04/01/28	2,546,925
1,000,000	Cincinnati, Ohio, City School District General Obligation Bonds, Classroom Construction & Improvements, (FGIC)	5.25	12/01/30	1,117,980
3,000,000	Clark County, Nevada, School District General Obligation Bonds, Series A, (FSA)	5.00	06/15/15	3,217,110
2,500,000	Detroit, Michigan, City School District General Obligation Bonds School Building & Improvement, Series A, (FSA)	5.00	05/01/17	2,669,450
2,000,000	District Of Columbia, General Obligation Bonds, Series A, (MBIA)	5.25	06/01/27	2,036,760
1,000,000	Florida State Hurricane Catastrophe Fund Finance Corporation Revenue Bonds, Series A	5.00	07/01/10	1,035,060
1,800,000	Fort Bend, Texas, Independent School District General Obligation Bonds, (PSF-GTD)	5.38	02/15/24	1,835,262

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$650,000	Indiana Health & Educational Facility Financing Authority Hospital Revenue Bonds, Clarian Health Obligation, Series A	5.00%	02/15/39	$634,868
3,000,000	Johnson City, Tennessee, Health & Educational Facilities Board Hospital Revenue Bonds, Mountain States Health Alliance, Series A	5.50	07/01/36	3,035,040
1,000,000	Los Angeles, California, Unified School District General Obligation Bonds, (FSA)	5.00	07/01/19	1,079,660
1,500,000	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds	5.50	09/01/36	1,500,975
2,000,000	Michigan State Hospital Finance Authority Revenue Bonds, Henry Ford Health Systems, Series A	5.25	11/15/32	2,052,400
1,000,000	Montgomery, Alabama, Medical Clinic Board Health Care Facility Revenue Bonds, Jackson Hospital & Clinic	4.75	03/01/36	874,630
500,000	New Hampshire Health & Education Facilities Authority Revenue Bonds, The Memorial Hospital	5.25	06/01/36	479,250
980,000	New Jersey State Environmental Infrastructure Trust Revenue Bonds, Series C	5.00	09/01/18	1,065,113
1,860,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A	4.50	06/01/23	1,757,719
2,000,000	New York City, New York, General Obligation Bonds, Series M	5.00	04/01/22	2,077,320
2,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Yankee Stadium, (FGIC)	5.00	03/01/46	2,046,180
2,000,000	New York Metropolitan Transportation Authority Revenue Bonds, Series A, (AMBAC)	5.50	11/15/14	2,222,800

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$2,000,000	New York State Dormitory Authority Revenue Bonds, Non-State Supported Debt, New York University Hospital Center, Series A	5.00%	07/01/20	$1,988,660
2,000,000	New York State Environmental Facilities Revenue Bonds, Clean Water & Drinking Revolving Foods, 2nd Resolution	5.00	06/15/26	2,078,400
2,000,000	Purdue University, Indiana, Certificates of Participation	5.25	07/01/22	2,198,980
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue Bonds, Series A, (MBIA)(b)	0.00	01/15/12	2,134,700
1,000,000	Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A(c)	5.00	12/01/23	954,130
1,500,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert International Airport, Series A, (FSA)	5.00	07/01/20	1,593,930
1,250,000	Tennessee Energy Acquisition Corp. Gas Revenue Bonds, Series A	5.25	09/01/26	1,280,187
1,500,000	University of California Revenue Bonds, Series J, (MBIA)	5.00	05/15/12	1,594,035
1,000,000	University of Texas Revenue Bonds, Series D	5.00	08/15/18	1,072,590

	TOTAL TAX-EXEMPT SECURITIES (Cost $49,685,232)			49,268,324

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(d) — 19.47%
2,000,000	Chicago, Illinois, General Obligation Bonds, (FGIC) (Partially Prerefunded)	5.25	01/01/28	2,057,720
3,000,000	Houston, Texas, Water & Sewer System Revenue Bonds, Series A, (FSA) (Prerefunded 12/01/12 @ 100)	5.00	12/01/30	3,193,620

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — ESCROWED IN U.S. GOVERNMENTS(d)— (continued)
$2,000,000	Long Island Power Authority, New York Electric System Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25%	12/01/14	$2,205,600
3,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Systems, Series C, (Prerefunded 06/15/13 @ 100)	5.50	06/15/23	3,285,360
1,500,000	Pennsylvania State General Obligation Bonds, 2nd Series, (FSA) (Prerefunded 05/01/12 @ 100)	5.50	05/01/16	1,620,900

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $12,140,899)			12,363,200

Shares
REGISTERED INVESTMENT COMPANIES — 0.40%
15,752	BlackRock Muni Fund (7 day yield of 3.61%)			15,752
237,038	Dreyfus Tax Exempt Cash Fund (7 day yield of 3.63%)			237,038

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $252,790)			252,790

TOTAL INVESTMENTS (Cost $63,078,921)(e)	99.03%	$62,884,314
OTHER ASSETS IN EXCESS OF LIABILITIES	0.97	615,746

NET ASSETS	100.00%	$63,500,060

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Zero coupon bond.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, this security, which is not illiquid, amounted to $954,130, which represents 1.50% of net assets.
(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Cost for federal income tax purposes is $63,078,921.

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Long-Term Tax-Exempt Fund — (continued)

AMBAC—American Municipal Bond Assurance Corp.

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund — Guaranteed

XLCA—XL Capital Assurance

The summary of the Fund’s investments as of September 30, 2007 is as follows:

State Diversification	% of Net Assets	Value
New York	21.37	$13,573,090
California	13.30	8,443,530
Texas	11.18	7,101,472
New Jersey	9.62	6,108,192
Michigan	7.44	4,721,850
Tennessee	6.80	4,315,227
Nevada	5.07	3,217,110
Indiana	4.46	2,833,848
Illinois	3.24	2,057,720
District of Columbia	3.21	2,036,760
Pennsylvania	2.55	1,620,900
Missouri	2.51	1,593,930
Connecticut	2.36	1,500,975
Ohio	1.76	1,117,980
Florida	1.63	1,035,060
Alabama	1.38	874,630
New Hampshire	0.75	479,250
Registered Investment Companies	0.40	252,790

Total Investments	99.03	$62,884,314
Other Assets in Excess of Liabilities	0.97	615,746

Net Assets	100.00	$63,500,060

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — 3.86%
$3,800,000	Port Authority of New York & New Jersey, Special Obligation Revenue Bonds, Versatile Structure Obligation, Series 2, (SPA: JPMorgan Chase & Co.)(a)	3.89%	05/01/19	$3,800,000
1,650,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, (SPA: Dexia Credit Local)(a)	3.77	11/01/35	1,650,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $5,450,000)			5,450,000

TAX-EXEMPT SECURITIES — 77.00%
2,565,000	Babylon, New York, General Obligation Bonds, (AMBAC)	5.00	01/01/13	2,732,956
5,000,000	Nassau County, New York, Interim Finance Authority, Sales Tax Revenue Bonds, Series H, (AMBAC)	5.25	11/15/15	5,459,650
4,000,000	New York City, New York, General Obligation Bonds, Series C	5.00	01/01/15	4,293,880
2,430,000	New York City, New York, General Obligation Bonds, Series G	5.00	12/01/19	2,563,067
850,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)	5.00	01/01/19	911,098
1,000,000	New York City, New York, Industrial Development Agency Revenue Bonds, Queens Baseball Stadium, (AMBAC)	5.00	01/01/20	1,066,310
1,150,000	New York City, New York, Industrial Development Agency Revenue Bonds, Yankee Stadium Project, (MBIA)	5.00	03/01/15	1,241,839

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$2,280,000	New York City, New York, Metropolitan Transportation Authority Revenue Bonds, (CIFG)	5.00%	11/15/22	$2,413,494
5,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series A, (FSA)	5.38%	06/15/16	5,367,900
4,000,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds, Series D	5.13	06/15/19	4,215,080
2,150,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A	5.25	11/01/10	2,257,995
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-1	5.00	11/01/19	3,187,560
2,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series B	5.25	08/01/17	2,160,320
3,000,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-1	5.00	07/15/11	3,153,090
4,300,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series S-2	5.00	01/15/21	4,575,888
1,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A	5.00	07/01/10	1,015,100
1,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A	5.00	07/01/12	1,020,280

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$5,000,000	New York State Dormitory Authority Revenue Bonds, New York University, Series A, (AMBAC)	5.75	07/01/12	$5,475,100
4,720,000	New York State Dormitory Authority Revenue Bonds, State Personal Income Tax, Series D, (FGIC)	5.00	03/15/09	4,824,170
3,525,000	New York State Energy Research & Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Project, Series A, (AMBAC)	5.15	11/01/25	3,640,373
6,000,000	New York State Environmental Facilities Revenue Bonds, NYC Municipal Water Project, Series K	5.00	06/15/12	6,371,880
5,000,000	New York State Local Government Assistance Corporation Revenue Bonds, Series A-1, (FSA)	5.00	04/01/12	5,294,250
6,500,000	New York State Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, (MBIA)	5.00	10/15/22	6,837,805
2,500,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC)	5.00	04/01/19	2,654,025
2,015,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series B	5.25	11/15/13	2,194,033
500,000	Oneida County, New York Industrial Development Agency, Civic Facility Revenue Bonds, Hamilton College, PJ-Series A(b)	0.00	07/01/18	316,500

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$895,000	Onondaga County, New York, Water Authority Water Revenue Bonds, Series A, (AMBAC)	5.00%	09/15/22	$941,334
940,000	Onondaga County, New York, Water Authority Water Revenue Bonds, Series A, (AMBAC)	5.00	09/15/23	988,495
5,000,000	Puerto Rico Electric Power Authority Revenue Bonds, Series BB, (MBIA)	6.00	07/01/11	5,430,800
1,500,000	Puerto Rico Public Improvement General Obligation Bonds, Series A	5.25	07/01/22	1,568,430
2,500,000	Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A(c)	5.00	12/01/23	2,385,325
1,000,000	Seneca Nation Indians, New York, Capital Improvements Authority, Special Obligation Revenue Bonds, Series A(c)	5.25	12/01/16	1,015,200
2,000,000	Suffolk County, New York, Public Improvement General Obligation Bonds, Series A, (CIFG)	5.00	05/01/08	2,018,760
3,750,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA) (Mandatory Put 09/01/11 @ 100)	4.05	04/01/37	3,800,175
2,425,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA)	5.00	08/01/21	2,551,682
2,545,000	Yonkers, New York, General Obligation Bonds, Series B, (MBIA)	5.00	08/01/22	2,669,298

	TOTAL TAX-EXEMPT SECURITIES (Cost $107,716,689)			108,613,142

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(d) — 17.83%
$5,000,000	Long Island Power Authority, New York Electric Systems Revenue Bonds, Series A, (FSA) (Escrowed to Maturity)	5.25%	12/01/14	$5,514,000
3,300,000	Metropolitan Transportation Authority New York Dedicated Tax Revenue Bonds, Series A, (FGIC) (Prerefunded 04/01/10 @ 100)	5.88	04/01/21	3,487,440
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Service Contract, Series 8, (FSA) (Prerefunded 07/01/13 @ 100)	5.38	07/01/21	6,558,840
4,210,000	New York State Tobacco Settlement Asset Securitization Corporation Revenue Bonds, Series 1, (Prerefunded 07/15/09 @ 101)	6.38	07/15/39	4,458,348
5,000,000	New York State Tollway Authority, Highway & Bridge Trust Fund Revenue Bonds, Series B, (AMBAC) (Prerefunded 04/01/09 @ 100)	5.25	04/01/24	5,133,400

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $25,119,218)			25,152,028

Shares			Value

REGISTERED INVESTMENT COMPANIES — 0.21%
295,663	BlackRock Muni Fund (7 day yield of 3.61%)		$295,663
1	Dreyfus New York Tax Exempt Cash Fund (7 day yield of 3.17%)		1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $295,664)		295,664

TOTAL INVESTMENTS (Cost $138,581,571)(e)		98.9%	$139,510,834
OTHER ASSETS IN EXCESS OF LIABILITIES		1.1	1,547,073

NET ASSETS		100.0%	$141,057,907

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Zero coupon bond.
(c)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $3,400,525 or 2.41% of net assets.
(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)	Cost for federal income tax purposes is $138,581,571.

AMBAC—American Municipal Bond Assurance Corp.

CIFG—CDC Ixis Financial Guaranty

FGIC—Financial Guaranty Insurance Co.

FSA—Financial Security Assurance Corp.

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Intermediate-Term Tax-Exempt Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	67.82	$95,665,069
Prerefunded	13.92	19,638,028
General Obligation Bonds	13.04	18,398,073
Escrowed to Maturity	3.91	5,514,000
Registered Investment Companies	0.21	295,664

Total Investments	98.90	$139,510,834
Other Assets in Excess of Liabilities	1.10	1,547,073

Net Assets	100.00	$141,057,907

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Government Securities Fund

Principal Amount		Rate	Maturity Date	Value

ASSET-BACKED SECURITIES — 2.77%
$800,000	Capital Auto Receivables Asset Trust, 2007-# A3A	5.00%	09/15/11	$800,771
2,500,000	Capital One Multi-Asset Execution Trust, 2005-A2 A2	4.05	02/15/11	2,486,341
1,310,195	Countrywide Home Equity Loan Trust, 2005-G 2A(a)	5.98	12/15/35	1,296,729
2,500,000	USAA Auto Owner Trust, 2007-2 A3(b)	4.90	02/15/12	2,499,664

	TOTAL ASSET-BACKED SECURITIES (Cost $7,093,871)			7,083,505

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.11%
	NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 8.83%
4,696,270	Bank of America Mortgage Securities, 2004-B 2A2	4.09	03/25/34	4,698,590
2,369,508	Bank of America Mortgage Securities, 2005-J 2A3(a)	5.09	11/25/35	2,355,187
1,160,252	Bear Stearns, ARM, 2004-1 11A3(a)	6.11	04/25/34	1,181,557
2,036,347	Bear Stearns, ARM, 2004-9 3A1(a)	5.22	09/25/34	2,032,835
2,421,547	Countrywide Alternative Loan Trust, 2004-16CB 1A2(a)	5.50	07/25/34	2,401,155
1,512,454	IMPAC CMB Trust, 2005-5 A4(a)	5.51	08/25/35	1,511,342
1,721,776	Indymac Index Mortgage Loan Trust, 2004-AR4 3A(a)	4.67	08/25/34	1,724,628
1,626,297	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2(a)	4.68	05/25/35	1,619,848
2,694,889	Wells Fargo Mortgage Backed Securities Trust, 2004-AA A2(a)	4.99	12/25/34	2,673,607
2,435,000	Wells Fargo Mortgage Backed Securities Trust, 2004-N A6	4.00	08/25/34	2,394,967

				22,593,716

	FEDERAL HOME LOAN MORTGAGE CORPORATION — 3.52%
2,735,000	2534 VH	6.00	03/15/19	2,773,306
1,974,399	2608 GK	4.50	03/15/17	1,948,743
3,305,734	2836 TA	5.00	10/15/27	3,315,883
975,802	3197 AB	5.50	08/15/13	978,289

				9,016,221

Principal Amount		Rate	Maturity Date	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.76%
$2,323,687	2002-89 CA	5.00%	04/25/16	$2,319,234
4,749,423	2007-35 DH	5.00	09/25/33	4,727,446

				7,046,680

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,687,764)			38,656,617

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.03%
3,175,000	First Union National Bank Commercial Mortgage, Inc., 2002-C1 A2	6.14	02/12/34	3,296,075
3,152,281	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A2	4.97	08/11/36	3,154,883
132,025	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2	3.84	06/10/36	131,831
947,746	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1	4.33	07/15/42	938,891
1,567,349	Morgan Stanley Cap I, 2005-HQ5 A1	4.52	01/14/42	1,555,828
1,200,000	Salomon Brothers Mortgage Securities VII, 2001-C1 A3	6.43	12/18/35	1,245,408

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,267,778)			10,322,916

U.S. GOVERNMENT AGENCY BONDS & NOTES — 22.39%
	FEDERAL FARM CREDIT BANK — 2.49%
6,230,000		5.25	09/13/10	6,368,219
	FEDERAL HOME LOAN BANK — 16.05%
2,500,000		3.88	02/15/08	2,490,228
15,500,000		4.75	06/11/08	15,497,101
4,500,000		5.13	07/30/08	4,515,561
3,570,000		5.25	06/10/11	3,658,218
5,200,000		5.33	03/06/12	5,253,144
9,500,000		5.38	07/17/09	9,655,211

				41,069,463
	FREDDIE MAC — 3.03%
6,000,000		4.88	02/09/10	6,061,170
1,600,000		7.00	03/15/10	1,695,107

				7,756,277
	FANNIE MAE— 0.82%
2,100,000		3.55	01/17/08	2,091,430

	TOTAL U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $56,710,001)			57,285,389

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Government Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — 36.44%
	FEDERAL HOME LOAN MORTGAGE CORPORATION — 16.14%
$962,429	Pool # 1B2846, ARM(a)	4.90%	04/01/35	$989,755
3,111,691	Pool # 1G0688, ARM(a)	5.63	01/01/36	3,132,089
142,334	Pool # 1G1026, ARM(a)	5.92	07/01/36	142,691
7,192,635	Pool # 1G1471, ARM(a)	5.49	01/01/37	7,219,680
6,731,120	Pool # 782645, ARM(a)	5.42	02/01/36	6,805,435
2,774,380	Pool # 847248, ARM(a)	5.46	03/01/34	2,812,430
412,845	Pool # C68593	7.00	11/01/28	429,294
2,691,596	Pool # G18136	6.00	08/01/21	2,725,610
8,457,158	Pool # J00617	5.50	12/01/20	8,435,452
8,499,124	Pool # J03619	6.00	10/01/21	8,606,529

				41,298,965

	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 19.85%
3,793,929	Pool # 256651	6.00	03/01/37	3,768,872
656,888	Pool # 323572	7.50	01/01/29	689,576
2,655,674	Pool # 375575	6.60	12/01/07	2,646,164
13,101	Pool # 517390	8.00	11/01/11	13,499
233,920	Pool # 535981	8.00	01/01/16	245,323
108,689	Pool # 545362, ARM(a)	5.96	12/01/31	108,123
1,648,434	Pool # 634195	7.50	10/01/28	1,730,463
2,904,217	Pool # 693018, ARM(a)	4.33	06/01/33	2,957,251
3,581,746	Pool # 735709, ARM(a)	4.80	06/01/35	3,517,802
1,692,573	Pool # 745525	5.50	05/01/21	1,688,902
2,586,173	Pool # 766684, ARM(a)	4.41	03/01/34	2,569,693
2,937,779	Pool # 770870, ARM(a)	4.26	04/01/34	2,911,469
1,775,222	Pool # 780840, ARM(a)	4.50	06/01/34	1,770,274
2,964,747	Pool # 784134, ARM(a)	5.46	10/01/35	2,955,602
3,228,150	Pool # 786076, ARM(a)	4.73	07/01/34	3,202,779
5,824,413	Pool # 786423, ARM(a)	4.59	07/01/34	5,781,392
2,794,900	Pool # 805386, ARM(a)	4.85	01/01/35	2,765,938
3,483,923	Pool # 828704, ARM(a)	4.99	07/01/35	3,460,618
5,777,556	Pool # 871499, ARM(a)	5.59	04/01/36	5,882,199
160,948	Pool # 892882, ARM(a)	5.82	07/01/36	162,007
1,943,044	Pool # 946450, ARM(a)	6.14	09/01/37	1,973,914

				50,801,860

Principal Amount			Rate	Maturity Date	Value

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES — (continued)
		GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.45%
$347,843		Pool # 008378, ARM(a)	5.75%	07/20/18	$351,015
84,404		Pool # 780240,	8.50	09/15/09	84,532
17,927		Pool # 780752	8.50	04/15/10	17,965
405,181		Pool # 781036	8.00	10/15/17	427,136
183,988		Pool # 781181	9.00	12/15/09	186,960
97,780		Pool # 80385, ARM(a)	6.25	03/20/30	98,729

					1,166,337

		TOTAL U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $93,528,959)			93,267,162

U.S. GOVERNMENT SECURITIES— 16.42%
		U.S. TREASURY NOTES — 16.42%
10,000,000			4.63	07/31/09	10,114,840
3,000,000			4.63	11/15/09	3,038,907
250,000	(c)		4.88	04/30/08	251,015
1,250,000			4.88	05/31/08	1,255,664
22,000,000			4.88	06/30/09	22,330,000
5,000,000			5.00	07/31/08	5,034,765

		TOTAL U.S. GOVERNMENT SECURITIES (Cost $41,499,066)			42,025,191

REPURCHASE AGREEMENT — 3.53%
9,026,000		Repurchase agreement with State Street Bank & Trust Co., dated 09/28/07, due 10/01/07 at 3.65%, collateralized by a U.S. Treasury Obligation maturing 08/15/22, market value $9,207,125 (repurchase proceeds $9,028,745)			9,026,000

		TOTAL REPURCHASE AGREEMENT (Cost $9,026,000)			9,026,000

TOTAL INVESTMENTS (Cost $256,813,439)(d)	100.69%	$257,666,780
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.69)	(1,772,967)

NET ASSETS	100.00%	$255,893,813

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Security purchased on a delayed delivery basis.
(c)	Security pledged as collateral for open futures contracts.
(d)	Cost for federal income tax purposes is $256,813,439.

ARM—Adjustable Rate Mortgage

See Notes to Financial Statements.

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Government Securities Fund — (continued)

Contracts		Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS
Long —
420	U.S. 2 Year Treasury Note, expiring 12/31/07 (notional amount $86,562,300)	$86,958,906	$396,606
Short —
(230)	U.S. 10 Year Treasury Note expiring 12/19/07 (notional amount $(24,913,098))	(25,134,688)	(221,590)
(25)	U.S. Long-Term Treasury Bond expiring 12/19/07 (notional amount $(2,782,946))	(2,783,594)	(648)

TOTAL FUTURES CONTRACTS			$174,368

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Securities	75.25	$192,577,742
Collateralized Mortgage Obligations	15.11	38,656,617
Commercial Mortgage-Backed Securities	4.03	10,322,916
Repurchase Agreement	3.53	9,026,000
Asset-Backed Securities	2.77	7,083,505

Total Investments	100.69	$257,666,780
Other Liabilities in Excess of Assets	(0.69)	(1,772,967)

Net Assets	100.00	$255,893,813

See Notes to Financial Statements

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Tax-Exempt Securities Fund

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — 13.41%
$2,700,000	Columbia, Alabama, Industrial Development Board Pollution Control Revenue Bonds, Alabama Power Co. Project, Series A(a)	4.04%	05/01/22	$2,700,000
2,000,000	Missouri Development Finance Board Revenue Bonds, The Nelson Gallery Foundation, Series B, (MBIA) (SPA: JPMorgan Chase Bank)(a)	4.04	12/01/31	2,000,000
4,500,000	University of Missouri, Systems Facilities Revenue Bonds, Series B(a)	4.00	11/01/35	4,500,000
4,300,000	Valdez, Alaska, Marine Terminal Revenue Bonds, Exxon Pipeline Co., Series B(a)	3.93	12/01/33	4,300,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $13,500,000)			13,500,000

TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT — 1.59%
1,600,000	Ohio State Air Quality Development Authority Revenue Bonds, Ohio Edison Co., Series C, (WACHOVIA BANK N.A.)(a)	4.00	06/01/23	1,600,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES – BACKED BY LETTERS OF CREDIT (Cost $1,600,000)			1,600,000

TAX-EXEMPT SECURITIES — 74.95%
6,000,000	California State General Obligation Bonds	5.00	06/01/08	6,060,060
5,000,000	Fairfax County, Virginia, Refunding & Public Improvement General Obligation Bonds, Series A	5.25	04/01/08	5,045,450
700,000	Gulf Coast, Texas, Waste Disposal Authority Pollution Control Revenue Bonds	4.00	10/01/17	700,000

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$890,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G	3.70%	07/01/08	$890,160
800,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G	3.85	01/01/09	801,232
1,810,000	Illinois State Housing Development Authority Multi-Family Revenue Bonds, Series G	3.90	01/01/10	1,813,801
3,850,000	Jacksonville, Florida, Electric Authority Revenue Bonds, Series 18	5.00	10/01/08	3,906,710
5,035,000	Memphis, Tennessee, General Obligation Bonds, Series B, (MBIA)	5.00	11/01/08	5,118,833
2,000,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA) (Mandatory Put 09/01/08 @ 100)	5.00	03/01/28	2,027,120
2,500,000	Montgomery County, Texas, General Obligation Bonds, Series B, (FSA) (Mandatory Put 09/01/10 @ 100)	5.00	03/01/29	2,585,650
2,000,000	New Jersey State Tobacco Settlement Financing Corporation Revenue Bonds, Series 1A	4.13	06/01/10	1,983,180
6,000,000	New York State Metropolitan Transportation Authority Revenue Bonds, Series H	5.25	11/15/10	6,299,460
5,000,000	New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA-IBC-BNY)	6.00	01/01/11	5,371,900
1,250,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series A	5.00	07/01/11	1,304,225
3,000,000	Reedy Creek, Florida, Improvement District Utilities Revenue Bonds, Series 2, (MBIA)	5.25	10/01/10	3,145,170

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES — (continued)
$650,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A	5.00%	06/01/11	$671,145
815,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A	5.00	06/01/12	845,872
500,000	Reno, Nevada, Hospital Revenue Bonds, Renown Regional Medical Center Project, Series A	5.00	06/01/13	521,265
5,000,000	San Antonio, Texas, Electric & Gas Systems Revenue Bonds, Series A	5.00	02/01/10	5,160,150
3,995,000	South Carolina State Transportation Infrastructure, Bank Revenue Bonds, Series A, (AMBAC)	5.00	10/01/09	4,114,131
3,000,000	Southeastern Virginia Public Services Authority Revenue Bonds, Series A, (MBIA)	5.25	07/01/10	3,135,120
3,750,000	Tennessee State Energy Acquisition Corporation Gas Revenue Bonds, Series A	5.00	09/01/09	3,824,288
1,500,000	Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Senior Lien, Series A	5.00	12/15/10	1,542,900
3,000,000	Texas State Transportation Commission Revenue Bonds, First Tier, Series A	5.00	04/01/12	3,173,340
2,500,000	Troy, New York, Industrial Development Authority Civic Facility Revenue Bonds, Rensselaer Polytech, Series E, (XLCA) (Mandatory Put 09/01/11 @ 100)	4.05	04/01/37	2,533,450
2,890,000	University of Delaware Revenue Bonds, Series B	4.12	11/01/26	2,890,000

	TOTAL TAX-EXEMPT SECURITIES (Cost $75,367,042)			75,464,612

Principal Amount		Rate	Maturity Date	Value

TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS(b) — 8.69%
$4,565,000	Chicago, Illinois, Sales Tax Revenue Bonds, (FGIC) (Prerefunded 01/01/09 @ 101)	5.38%	01/01/30	$4,714,640
4,030,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A, (Escrowed to Maturity)	5.00	11/01/07	4,034,796

	TOTAL TAX-EXEMPT SECURITIES – ESCROWED IN U.S. GOVERNMENTS (Cost $8,752,992)			8,749,436

Shares
REGISTERED INVESTMENT COMPANIES — 0.10%
97,163	BlackRock Muni Fund (7 day yield of 3.61%)			97,163
1	Dreyfus Tax Exempt Cash Fund (7 day yield of 3.63%)			1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $97,164)			97,164

TOTAL INVESTMENTS (Cost $99,317,198)(c)	98.74%	$99,411,212
OTHER ASSETS IN EXCESS OF LIABILITIES	1.26	1,270,316

NET ASSETS	100.00%	$100,681,528

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Cost for federal income tax purposes is $99,317,198.

AMBAC—American Municipal Bond Assurance Corp.

BNY—Bank of New York

FGIC—Financial Guaranty Insurance Corp.

FSA—Financial Security Assurance

IBC—Insured Bond Certificates

MBIA—Municipal Bond Insurance Association

SPA—Standby Purchase Agreement

XLCA—XL Capital Assurance

See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Short-Term Tax-Exempt Securities Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

State Diversification	% of Net Assets	Value
New York	18.12	$18,239,606
Texas	15.09	15,189,160
Tennessee	8.88	8,943,121
Illinois	8.16	8,219,833
Virginia	8.12	8,180,570
Florida	7.00	7,051,880
Missouri	6.46	6,500,000
California	6.02	6,060,060
Alaska	4.27	4,300,000
South Carolina	4.09	4,114,131
Delaware	2.87	2,890,000
Alabama	2.68	2,700,000
Nevada	2.02	2,038,282
New Jersey	1.97	1,983,180
Ohio	1.59	1,600,000
Puerto Rico	1.30	1,304,225
Registered Investment Companies	0.10	97,164

Total Investments	98.74	$99,411,212
Other Assets in Excess of Liabilities	1.26	1,270,316

Net Assets	100.00	$100,681,528

See Notes to Financial Statements.

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2007 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund		High Yield Fund
ASSETS
Investments, at identified cost	$49,701,383	$546,295,502		$89,773,985

Investments, at value	$49,768,699	$545,461,548		$90,284,062
Cash	—	—		841
Unrealized appreciation on swap contracts	—	4,451		—
Receivable for:
Investments sold	—	6,879,231		—
Investments sold on a delayed delivery basis	—	—		—
Fund shares sold	1,120,000	364,686		3,627
Dividends	4,928	—		—
Interest	617,774	4,200,974		2,006,826
Futures variation margin	—	63,984		—
Expense reimbursement due from Investment Advisor and/or its affiliates	17,063	91,636		68,726
Prepaid expenses	2,858	31,199		5,647

Total assets	$51,531,322	$557,097,709		$92,369,729

LIABILITIES
Payable to custodian bank	—	773,896		—
Payable for:
Investments purchased	—	5,832,662		1,940,000
Investments purchased on a delayed delivery basis	—	—		—
Fund shares repurchased	90,662	383,097		28,675
Distributions	103,496	1,409,074		437,961
Investment advisory fee	20,116	296,242		57,921
Administration fee	1,898	41,689		5,194
Transfer agent fee	2,695	34,483		3,801
Pricing and bookkeeping fees	2,852	8,256		3,412
Trustees’/Directors’ fees	—	—		54
Custody fee	695	16,073		12,920
Legal fee	3,609	38,010		285,741
Registration fee	4,936	53,262		19,899
Shareholder servicing fee	10,058	99,490		23,519
Distribution and service fees	—	—	*	—
Other liabilities	15,332	80,759		13,213

Total liabilities	$256,349	$9,066,993		$2,832,310

NET ASSETS	$51,274,973	$548,030,716		$89,537,419

NET ASSETS CONSIST OF
Par value	$7,142	$61,166		$193
Paid-in capital in excess of par value	51,239,846	549,903,000		154,830,582
Undistributed (overdistributed) net investment income	494	194,985		(686,734)
Accumulated net realized gain (loss)	(39,825)	(1,359,028)		(65,116,699)
Net unrealized appreciation (depreciation) on:
Investments	67,316	(833,954)		510,077
Futures contracts	—	60,096		—
Swap contracts	—	4,451		—

NET ASSETS	$51,274,973	$548,030,716		$89,537,419

Shares
Net assets	$51,274,973	$329,082,914		$85,790,883
Shares outstanding	7,142,087	36,733,338		18,518,456
Net asset value and offering price per share	$7.18	$8.96		$4.63
Institutional Shares
Net assets	—	$218,946,712		$3,746,536
Shares outstanding	—	24,432,425		809,273
Net asset value and offering price per share	—	$8.96		$4.63
Retirement Shares
Net assets	—	$1,090		—
Shares outstanding	—	122		—
Net asset value and offering price per share	—	$8.96	(a)	—

(a)	Net asset value per share rounds due to fractional shares outstanding.
*	Rounds to less than $1.

See Notes to Financial Statements.

Intermediate- Term Bond Fund	Intermediate-Term Tax-Exempt Fund	Long-Term Tax-Exempt Fund	New York Intermediate-Term Tax-Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$448,189,122	$385,069,454	$63,078,921	$138,581,571	$256,813,439	$99,317,198

$447,012,904	$388,150,694	$62,884,314	$139 510,834	$257,666,780	$99,411,212
882	—	—	—	—	—
4,451	—	—	—	—	—

—	—	1,056,660	—	252,681	—
—	4,226,640	—	—	—	—
307,328	285,448	—	101,033	52,976	250,812
—	1,102	699	5,379	—	1,322
3,211,071	5,344,187	845,168	2,023,281	1,676,364	1,334,024
76,130	—	—	—	121,406	—
5,203	38,765	17,357	6,929	9,051	22,584
25,143	21,677	3,614	7,752	13,982	5,552

$450,643,112	$398,068,513	$64,807,812	$141,655,208	$259,793,240	$101,025,506

—	—	—	—	285,138	—

—	—	1,032,340	—	2,499,665	—
2,384,792	6,188,310	—	—	—	—
183,903	1,221,859	6,414	137,311	214,069	9,361
1,398,883	1,042,320	166,978	319,053	608,598	224,605
128,014	112,275	26,015	57,630	62,792	24,798
33,022	28,676	3,021	9,039	18,039	5,987
5,584	15,483	18,329	4,248	16,388	2,887
5,901	4,766	2,417	3,303	3,983	2,689
—	—	—	—	—	—
9,688	6,211	756	2,853	14,532	304
36,553	23,846	3,468	9,768	25,660	14,626
17,857	22,356	18,985	2,943	15,789	8,579
86,477	80,196	12,097	28,815	98,107	25,833
—	—	—	—	—	—
45,190	48,385	16,932	22,338	36,667	24,309

$4,335,864	$8,794,683	$1,307,752	$597,301	$3,899,427	$343,978

$446,307,248	$389,273,830	$63,500,060	$141,057,907	$255,893,813	$100,681,528

$62,918	$41,841	$6,362	$16,374	$36,581	$14,149
451,715,712	387,231,825	63,387,496	141,057,419	270,726,831	103,420,698
18,876	(47,083)	(25,460)	16	(101,043)	—
(4,395,013)	(1,033,993)	326,269	(945,165)	(15,796,265)	(2,847,333)

(1,176,218)	3,081,240	(194,607)	929,263	853,341	94,014
76,522	—	—	—	174,368	—
4,451	—	—	—	—	—

$446,307,248	$389,273,830	$63,500,060	$141,057,907	$255,893,813	$100,681,528

$446,307,248	$389,273,830	$63,500,060	$141,057,907	$255,893,813	$100,681,528
62,917,957	41,841,310	6,362,050	16 ,374,018	36,581,050	14,148,747
$7.09	$9.30	$9.98	$8.61	$7.00	$7.12

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

See Notes to Financial Statements.

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

	California Short-Intermediate Term Tax-Exempt Income Fund	Core Bond Fund	High Yield Fund
INVESTMENT INCOME
Interest	$944,581	$14,432,791	$4,245,939
Dividends	26,286	347,439	—

Total Investment Income	970,867	14,780,230	4,245,939
EXPENSES
Investment advisory fee	129,389	1,796,450	425,759
Administration fee	36,769	411,888	77,818
Distribution fee—Retirement Shares	—	2	—
Shareholder servicing fee:
Shares	62,464	400,341	127,908
Retirement Shares	—	2	—
Transfer agent fee	9,183	91,821	23,259
Pricing and bookkeeping fees	5,293	15,922	8,464
Trustees’/Directors’ fees	8,419	10,771	12,614
Legal fee	1,908	13,909	283,020
Custody fees	2,225	20,331	9,605
Other expenses	16,034	64,185	59,631

Total Expenses	271,684	2,825,622	1,028,078
Fees waived/reimbursed by:
Investment Advisor	(137,227)	(557,634)	(455,059)
Administrator	(6,199)	(69,483)	(11,856)
Custody earnings credit	(8)	(1,706)	(7,497)

Net Expenses	128,250	2,196,799	553,666

NET INVESTMENT INCOME	842,617	12,583,431	3,692,273

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SWAP CONTRACTS
Net realized gain (loss) on:
Investments	(10,222)	438,269	364,010
Futures contracts	—	64,303	—
Swap contracts	—	5,699	—

Net realized gain (loss)	(10,222)	508,271	364,010

Net change in unrealized appreciation (depreciation) on:
Investments	84,028	(1,889,913)	(4,023,073)
Futures contracts	—	19,368	—
Swap contracts	—	4,451	—

Net change in unrealized appreciation (depreciation)	84,028	(1,866,094)	(4,023,073)

Net Gain (Loss)	73,806	(1,357,823)	(3,659,063)

Net Increase Resulting from Operations	$916,423	$11,225,608	$33,210

See Notes to Financial Statements.

Intermediate- Term Bond Fund	Intermediate- Term Tax- Exempt Fund	Long-Term Tax- Exempt Fund	New York Intermediate- Term Tax- Exempt Fund	Short-Term Government Securities Fund	Short-Term Tax-Exempt Securities Fund

$11,325,192	$7,972,265	$1,351,075	$2,746,463	$6,241,821	$1,826,158
423,987	15,774	3,540	11,963	—	4,103

11,749,179	7,988,039	1,354,615	2,758,426	6,241,821	1,830,261

795,470	687,768	160,399	350,780	381,588	152,767
338,422	292,303	46,063	103,077	188,493	74,280
—	—	—	—	—	—

568,194	481,829	69,555	166,980	317,989	143,533
—	—	—	—	—	—
17,932	25,375	28,599	11,733	56,319	11,213
11,736	8,757	5,414	6,540	8,617	5,398
10,594	11,113	8,563	9,026	9,400	9,061
31,824	13,855	2,855	2,822	1,845	273
14,867	12,718	3,145	3,541	10,096	5,624
41,566	38,190	16,586	17,362	32,995	10,659

1,830,605	1,571,908	341,179	671,861	1,007,342	412,808

(68,107)	(245,385)	(76,526)	(93,145)	—	(94,553)
(56,216)	(49,153)	(8,003)	(17,469)	(64,084)	(12,723)
(1,768)	(83)	(4)	(2)	(230)	(15)

1,704,514	1,277,287	256,646	561,245	943,028	305,517

10,044,665	6,710,752	1,097,969	2,197,181	5,298,793	1,524,744

698,061	(244,445)	57,514	(198,872)	(559,126)	(3,342)
130,882	—	—	—	(58,128)	—
5,699	—	—	—	—	—

834,642	(244,445)	57,514	(198,872)	(617,254)	(3,342)

(1,538,619)	(1,167,184)	(1,003,023)	(30,120)	1,382,131	168,508
7,828	—	—	—	133,400	—
4,451	—	—	—	—	—

(1,526,340)	(1,167,184)	(1,003,023)	(30,120)	1,515,531	168,508

(691,698)	(1,411,629)	(945,509)	(228,992)	898,277	165,166

$9,352,967	$5,299,123	$152,460	$1,968,189	$6,197,070	$1,689,910

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets

	California Short-Intermediate Term Tax-Exempt Income Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$842,617	$1,939,999
Net realized gain (loss) on investments, futures contracts and swap contracts	(10,222)	12,011
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	84,028	335,549

Net increase resulting from operations	916,423	2,287,559

Distributions to Shareholders
From net investment income:
Shares	(842,864)	(1,939,807)
Institutional Shares	—	—
Retirement Shares	—	—
From net realized gains:
Shares	—	(255,808)

Total Distributions to Shareholders	(842,864)	(2,195,615)

Net Capital Share Transactions	(5,403,813)	(9,841,880)

Net increase (decrease) in net assets	(5,330,254)	(9,749,936)

NET ASSETS
Beginning of period	$56,605,227	$66,355,163

End of period	$51,274,973	$56,605,227

Undistributed (overdistributed) net investment income, at end of period	$494	$741

See Notes to Financial Statements.

Core Bond Fund		High Yield Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$12,583,431	$18,645,393	$3,692,273	$8,511,823
508,271	(67,050)	364,010	(309,422)

(1,866,094)	5,359,028	(4,023,073)	6,524,399

11,225,608	23,937,371	33,210	14,726,800

(7,026,663)	(12,851,594)	(3,727,258)	(7,813,910)
(5,385,011)	(5,693,159)	(154,811)	(539,707)
(22)	(40)	—	—

—	—	—	—

(12,411,696)	(18,544,793)	(3,882,069)	(8,353,617)

(2,502,969)	263,311,270	(22,610,627)	(39,412,117)

(3,689,057)	268,703,848	(26,459,486)	(33,038,934)

$551,719,773	$283,015,925	$115,996,905	$149,035,839

$548,030,716	$551,719,773	$89,537,419	$115,996,905

$194,985	$23,250	$(686,734)	$(496,938)

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	Intermediate-Term Bond Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$10,044,665	$19,677,927
Net realized gain (loss) on investments, futures contracts and swap contracts	834,642	(3,129,379)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	(1,526,340)	8,596,210

Net increase resulting from operations	9,352,967	25,144,758

Distributions to Shareholders
From net investment income:
Shares	(9,979,815)	(19,642,311)
From net realized gains:
Shares	—	—

Total Distributions to Shareholders	(9,979,815)	(19,642,311)

Net Capital Share Transactions	(20,341,747)	24,700,690

Net increase (decrease) in net assets	(20,968,595)	30,203,137

NET ASSETS
Beginning of period	$467,275,843	$437,072,706

End of period	$446,307,248	$467,275,843

Undistributed (overdistributed) net investment income, at end of period	$18,876	$(45,974)

See Notes to Financial Statements.

Intermediate-Term Tax-Exempt Fund		Long-Term Tax-Exempt Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$6,710,752	$12,410,191	$1,097,969	$2,140,473
(244,445)	(789,548)	57,514	267,714

(1,167,184)	3,456,392	(1,003,023)	768,194

5,299,123	15,077,035	152,460	3,176,381

(6,806,535)	(12,408,623)	(1,150,559)	(2,140,560)

—	(730,446)	—	(392,493)

(6,806,535)	(13,139,069)	(1,150,559)	(2,533,053)

(1,681,783)	37,829,303	(878,091)	3,475,678

(3,189,195)	39,767,269	(1,876,190)	4,119,006

$392,463,025	$352,695,756	$65,376,250	$61,257,244

$389,273,830	$392,463,025	$63,500,060	$65,376,250

$(47,083)	$48,700	$(25,460)	$27,130

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — (continued)

	New York Intermediate-Term Tax-Exempt Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$2,197,181	$4,174,262
Net realized loss on investments and futures contracts	(198,872)	(221,768)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(30,120)	1,496,004

Net increase resulting from operations	1,968,189	5,448,498

Distributions to Shareholders
From net investment income:
Shares	(2,198,354)	(4,173,194)

Net Capital Share Transactions	(166,179)	9,152,946

Net increase (decrease) in net assets	(396,344)	10,428,250

NET ASSETS
Beginning of period	$141,454,251	$131,026,001

End of period	$141,057,907	$141,454,251

Undistributed (overdistributed) net investment income, at end of period	$16	$1,189

See Notes to Financial Statements.

Short-Term Government Securities Fund		Short-Term Tax-Exempt Securities Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$5,298,793	$10,346,642	$1,524,744	$3,390,028
(617,254)	(1,599,140)	(3,342)	(202,111)

1,515,531	4,796,996	168,508	589,130

6,197,070	13,544,498	1,689,910	3,777,047

(5,372,430)	(11,425,192)	(1,527,805)	(3,386,967)

(2,949,694)	(83,267,253)	(3,576,048)	(29,506,088)

(2,125,054)	(81,147,947)	(3,413,943)	(29,116,008)

$258,018,867	$339,166,814	$104,095,471	$133,211,479

$255,893,813	$258,018,867	$100,681,528	$104,095,471

$(101,043)	$(27,406)	$—	$3,061

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity

California Short-Intermediate Term Tax-Exempt Income Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	869,820	6,214,732	2,429,521	17,401,512
Distributions reinvested	32,746	233,744	92,381	662,564
Redemptions	(1,664,350)	(11,852,289)	(3,890,655)	(27,905,956)

Net increase (decrease)	(761,784)	(5,403,813)	(1,368,753)	(9,841,880)
Institutional Shares
Subscriptions	—	—	—	—
Proceeds received in connection with merger	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—

Net increase (decrease)	—	—	—	—
Retirement Shares
Distributions reinvested	—	—	—	—

Redemption Fees	—	—	—	—

See Notes to Financial Statements.

Core Bond Fund				High Yield Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

4,131,808	36,758,471	9,986,679	88,776,364	2,917,638	14,543,339	6,072,661	28,550,138
408,792	3,642,395	673,001	5,989,211	157,785	746,752	217,741	1,004,402
(2,772,989)	(24,631,216)	(7,567,445)	(67,312,972)	(7,804,531)	(36,607,846)	(13,302,993)	(60,913,343)

1,767,611	15,769,650	3,092,235	27,452,603	(4,729,108)	(21,317,755)	(7,012,591)	(31,358,803)

1,608,329	14,318,071	2,772,888	24,623,459	250,685	321,444	155,243	699,379
—	—	25,148,666	225,504,856	—	—	—	—
129,411	1,153,959	113,170	1,016,339	6,306	30,076	32,619	149,603
(3,775,194)	(33,744,674)	(1,706,058)	(15,286,027)	(345,344)	(1,644,392)	(1,952,444)	(8,902,311)

(2,037,454)	(18,272,644)	26,328,666	235,858,627	(88,353)	(1,292,872)	(1,764,582)	(8,053,329)

3	25	4	40	—	—	—	—

—	—	—	—	—	—	—	15

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	Intermediate-Term Bond Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	5,256,125	37,025,907	18,049,503	127,159,970
Distributions reinvested	224,431	1,582,395	362,756	2,558,710
Redemptions	(8,393,897)	(58,950,049)	(14,921,064)	(105,017,990)

Net increase (decrease)	(2,913,341)	(20,341,747)	3,491,195	24,700,690

See Notes to Financial Statements.

Intermediate-Term Tax-Exempt Fund				Long-Term Tax-Exempt Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

4,088,759	37,848,587	12,042,682	112,338,953	444,274	4,413,850	912,996	9,224,461
65,510	607,312	126,628	1,181,763	25,100	251,159	49,954	506,450
(4,344,405)	(40,137,682)	(8,123,028)	(75,691,413)	(555,949)	(5,543,100)	(619,542)	(6,255,233)

(190,136)	(1,681,783)	4,046,282	37,829,303	(86,575)	(878,091)	343,408	3,475,678

See Notes to Financial Statements.

Excelsior Funds

Statements of Changes in Net Assets — Capital Stock Activity — (continued)

	New York Intermediate-Term Tax-Exempt Fund
Changes in Shares	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	1,983,018	17,003,915	4,902,368	42,183,360
Distributions reinvested	34,353	294,714	62,837	540,239
Redemptions	(2,041,763)	(17,464,808)	(3,898,713)	(33,570,653)

Net increase (decrease)	(24,392)	(166,179)	1,066,492	9,152,946

See Notes to Financial Statements.

Short-Term Government Securities Fund				Short-Term Tax-Exempt Securities Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

4,337,844	30,157,772	6,885,151	47,777,743	1,469,626	10,412,934	2,756,608	19,549,512
280,134	1,949,112	430,742	2,989,949	27,084	192,104	44,926	318,627
(5,045,277)	(35,056,578)	(19,339,995)	(134,034,945)	(2,000,526)	(14,181,086)	(6,961,351)	(49,374,227)

(427,299)	(2,949,694)	(12,024,102)	(83,267,253)	(503,816)	(3,576,048)	(4,159,817)	(29,506,088)

See Notes to Financial Statements.

Financial Highlights – California Short-Intermediate Term Tax-Exempt Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.16		$7.16	$7.27	$7.49	$7.49	$7.27

Income from Investment Operations:
Net investment income	0.12	(a)	0.23 (a)	0.23 (a)	0.23 (a)	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.02		0.03	(0.11)	(0.22)	—	0.22

Total from Investment Operations	0.14		0.26	0.12	0.01	0.24	0.47

Less Distributions to Shareholders:
From net investment income	(0.12)		(0.23)	(0.23)	(0.23)	(0.24)	(0.25)
From net realized gains	—		(0.03)	—	—	—	— (b)

Total Distributions to Shareholders	(0.12)		(0.26)	(0.23)	(0.23)	(0.24)	(0.25)

Net Asset Value, End of Period	$7.18		$7.16	$7.16	$7.27	$7.49	$7.49
Total return (c)(d)	1.93	(e)	3.65%	1.60%	0.20%	3.19%	6.59%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.50	%(g)	0.50%	0.50%	0.50%	0.50%	0.46%
Waiver/Reimbursement	0.55	%(g)	0.55%	0.53%	0.55%	0.40%	0.04%
Net investment income (f)	3.26	%(g)	3.16%	3.11%	3.18%	3.14%	3.36%
Portfolio turnover rate	4	%(e)	7%	48%	10%	15%	9%
Net assets, end of period (000’s)	$51,275		$56,605	$66,355	$62,949	$66,894	$66,194

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.98		$8.84	$9.15	$9.43	$9.43	$8.95

Income from Investment Operations:
Net investment income	0.20	(a)	0.39 (a)	0.37 (a)	0.37 (a)	0.38	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.02)		0.14	(0.18)	(0.23)	0.14	0.50

Total from Investment Operations	0.18		0.53	0.19	0.14	0.52	0.97

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.39)	(0.38)	(0.37)	(0.38)	(0.48)
From net realized gains	—		—	(0.12)	(0.05)	(0.14)	(0.01)

Total Distributions to Shareholders	(0.20)		(0.39)	(0.50)	(0.42)	(0.52)	(0.49)

Net Asset Value, End of Period	$8.96		$8.98	$8.84	$9.15	$9.43	$9.43
Total return (b)(c)	1.99	%(d)	6.08%	2.00%	1.55%	5.74%	11.07%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.90	%(f)	0.90%	0.90%	0.90%	0.87%	0.84%
Waiver/Reimbursement	0.23	%(f)	0.30%	0.40%	0.37%	0.24%	0.11%
Net investment income (e)	4.46	%(f)	4.36%	4.05%	3.99%	4.06%	5.10%
Portfolio turnover rate	29	%(d)	49%	95%	90%	84%	120%
Net assets, end of period (000’s)	$329,083		$313,967	$281,767	$211,932	$269,027	$293,182

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – High Yield Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$4.80		$4.53	$4.67	$4.71	$3.99	$6.20

Income from Investment Operations:
Net investment income (a)	0.16		0.32	0.31	0.34	0.35	0.88
Net realized and unrealized gain (loss) on investments	(0.16)		0.26	(0.14)	(0.08)	0.71	(1.54)

Total from Investment Operations	—		0.58	0.17	0.26	1.06	(0.66)

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.31)	(0.30)	(0.30)	(0.26)	(1.04)
Return of capital	—		—	(0.01)	—	(0.08)	(0.51)

Total Distributions to Shareholders	(0.17)		(0.31)	(0.31)	(0.30)	(0.34)	(1.55)

Net Asset Value, End of Period	$4.63		$4.80	$4.53	$4.67	$4.71	$3.99
Total return (b)(c)	0.05	%(d)	13.41%	3.72%	5.54%	27.45%	(10.49)%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	1.05	%(f)	1.05%	1.05%	1.04%	1.05%	1.08%
Waiver/Reimbursement	0.88	%(f)	0.64%	0.24%	0.26%	0.31%	0.27%
Net investment income (e)	6.94	%(f)	6.95%	6.84%	6.50%	7.79%	18.06%
Portfolio turnover rate	25	%(d)	75%	62%	70%	170%	153%
Net assets, end of period (000’s)	$85,791		$111,687	$136,991	$156,139	$151,476	$131,342

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Intermediate-Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.10		$7.01	$7.16	$7.40	$7.39	$7.10

Income from Investment Operations:
Net investment income	0.16	(a)	0.31 (a)	0.27 (a)	0.26 (a)	0.26	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.02)		0.09	(0.12)	(0.22)	0.11	0.36

Total from Investment Operations	0.14		0.40	0.15	0.03	0.37	0.73

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.31)	(0.28)	(0.26)	(0.26)	(0.40)
From net realized gains	—		—	(0.02)	(0.01)	(0.10)	(0.04)

Total Distributions to Shareholders	(0.15)		(0.31)	(0.30)	(0.27)	(0.36)	(0.44)

Net Asset Value, End of Period	$7.09		$7.10	$7.01	$7.16	$7.40	$7.39
Total return (b)(c)	2.08	%(d)	5.79%	2.06%	0.45%	5.25%	10.50%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.75	%(f)	0.75%	0.72%	0.60%	0.56%	0.53%
Waiver/Reimbursement	0.06	%(f)	0.05%	0.09%	0.21%	0.13%	0.16%
Net investment income (e)	4.44	%(f)	4.38%	3.74%	3.53%	3.56%	4.56%
Portfolio turnover rate	45	%(d)	70%	75%	59%	85%	98%
Net assets, end of period (000’s)	$446,307		$467,276	$437,073	$410,392	$413,267	$404,627

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Intermediate-Term Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.34		$9.29	$9.41	$9.69	$9.88	$9.39

Income from Investment Operations:
Net investment income	0.16	(a)	0.31 (a)	0.29 (a)	0.26 (a)	0.26	0.31
Net realized and unrealized gain (loss) on investments	(0.04)		0.07	(0.11)	(0.24)	0.15	0.55

Total from Investment Operations	0.12		0.38	0.18	0.02	0.41	0.86

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.31)	(0.29)	(0.26)	(0.26)	(0.31)
From net realized gains	—		(0.02)	(0.01)	(0.04)	(0.34)	(0.06)

Total Distributions Declared to Shareholders	(0.16)		(0.33)	(0.30)	(0.30)	(0.60)	(0.37)

Net Asset Value, End of Period	$9.30		$9.34	$9.29	$9.41	$9.69	$9.88
Total return (b)(c)	1.31	%(d)	4.15%	1.93%	0.20%	4.19%	9.31%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.65	%(f)	0.65%	0.65%	0.65%	0.56%	0.51%
Waiver/Reimbursement	0.15	%(f)	0.15%	0.15%	0.16%	0.07%	0.08%
Net investment income (e)	3.42	%(f)	3.36%	3.09%	2.69%	2.60%	3.15%
Portfolio turnover rate	14	%(d)	39%	69%	—	31%	48%
Net assets, end of period (000’s)	$389,274		$392,463	$352,696	$349,540	$387,624	$407,102

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Long-Term Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.14		$10.03	$10.07	$10.08	$9.95	$9.48

Income from Investment Operations:
Net investment income	0.17	(a)	0.35 (a)	0.31 (a)	0.27 (a)	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.15)		0.16	(0.04)	(0.01)	0.13	0.47

Total from Investment Operations	0.02		0.51	0.27	0.27	0.39	0.76

Less Distributions to Shareholders:
From net investment income	(0.18)		(0.34)	(0.31)	(0.28)	(0.26)	(0.29)
From net realized gains	—		(0.06)	—	—	—	—

Total Distributions to Shareholders	(0.18)		(0.40)	(0.31)	(0.28)	(0.26)	(0.29)

Net Asset Value, End of Period	$9.98		$10.14	$10.03	$10.07	$10.08	$9.95
Total return (b)(c)	0.21	%(d)	5.21%	2.64%	2.68%	4.01%	8.12%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.80	%(f)	0.80%	0.80%	0.80%	0.73%	0.70%
Waiver/Reimbursement	0.26	%(f)	0.26%	0.22%	0.25%	0.07%	0.07%
Net investment income (e)	3.43	%(f)	3.39%	3.01%	2.74%	2.64%	2.99%
Portfolio turnover rate	11	%(d)	92%	88%	87%	111%	51%
Net assets, end of period (000’s)	$63,500		$65,376	$61,257	$62,817	$72,783	$94,965

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – New York Intermediate-Term Tax-Exempt Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$8.63		$8.55	$8.71	$8.97	$9.12	$8.74

Income from Investment Operations:
Net investment income	0.13	(a)	0.27 (a)	0.24 (a)	0.22 (a)	0.22	0.27
Net realized and unrealized gain (loss) on investments	(0.02)		0.08	(0.04)	(0.17)	0.14	0.51

Total from Investment Operations	0.11		0.35	0.20	0.05	0.36	0.78

Less Distributions to Shareholders:
From net investment income	(0.13)		(0.27)	(0.24)	(0.22)	(0.22)	(0.27)
From net realized gains	—		—	(0.12)	(0.09)	(0.29)	(0.13)

Total Distributions to Shareholders	(0.13)		(0.27)	(0.36)	(0.31)	(0.51)	(0.40)

Net Asset Value, End of Period	$8.61		$8.63	$8.55	$8.71	$8.97	$9.12
Total return (b)(c)	1.34	(d)	4.09%	2.25%	0.52%	4.06%	8.96%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.80	%(f)	0.80%	0.80%	0.80%	0.68%	0.67%
Waiver/Reimbursement	0.16	%(f)	0.19%	0.18%	0.18%	0.05%	0.05%
Net investment income (e)	3.14	%(f)	3.09%	2.71%	2.46%	2.41%	2.96%
Portfolio turnover rate	4	%(d)	51%	83%	15%	42%	43%
Net assets, end of period (000’s)	$141,058		$141,454	$131,026	$138,253	$178,107	$187,400

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Short-Term Government Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.97		$6.92	$7.00	$7.22	$7.31	$7.11

Income from Investment Operations:
Net investment income	0.15	(a)	0.25 (a)	0.20 (a)	0.18 (a)	0.16	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.03		0.08	(0.04)	(0.18)	(0.03)	0.25

Total from Investment Operations	0.18		0.33	0.16	—	0.13	0.51

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.28)	(0.24)	(0.22)	(0.20)	(0.26)
From net realized gains	—		—	—	—	(0.02)	(0.05)

Total Distributions to Shareholders	(0.15)		(0.28)	(0.24)	(0.22)	(0.22)	(0.31)

Net Asset Value, End of Period	$7.00		$6.97	$6.92	$7.00	$7.22	$7.31
Total return (b)(c)	2.57	%(d)	4.88%	2.36%	0.01%	1.90%	7.27%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.74	%(f)	0.75%	0.65%	0.60%	0.53%	0.49%
Waiver/Reimbursement	0.05	%(f)	0.04%	0.12%	0.19%	0.14%	0.15%
Net investment income (e)	4.17	%(f)	3.65%	2.83%	2.57%	2.26%	3.22%
Portfolio turnover rate	34	%(d)	128%	118%	106%	231%	170%
Net assets, end of period (000’s)	$255,894		$258,019	$339,167	$402,518	$469,218	$499,519

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights – Short-Term Tax-Exempt Securities Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
Shares			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.10		$7.08	$7.13	$7.22	$7.20	$7.17

Income from Investment Operations:
Net investment income	0.11	(a)	0.21 (a)	0.14 (a)	0.09 (a)	0.08	0.12
Net realized and unrealized gain (loss) on investments	0.02		0.02	(0.05)	(0.09)	0.02	0.03

Total from Investment Operations	0.13		0.23	0.09	—	0.10	0.15

Less Distributions to Shareholders:
From net investment income	(0.11)		(0.21)	(0.14)	(0.09)	(0.08)	(0.12)
From net realized gains	—		—	—	— (b)	—	—

Total Distributions to Shareholders	(0.11)		(0.21)	(0.14)	(0.09)	(0.08)	(0.12)

Net Asset Value, End of Period	$7.12		$7.10	$7.08	$7.13	$7.22	$7.20
Total return (c)(d)	1.80	%(e)	3.22%	1.33%	(0.01)%	1.40%	2.04%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.60	%(g)	0.60%	0.60%	0.60%	0.47%	0.46%
Waiver/Reimbursement	0.21	%(g)	0.20%	0.17%	0.16%	0.12%	0.12%
Net investment income (f)	3.00	%(g)	2.89%	1.97%	1.21%	1.12%	1.57%
Portfolio turnover rate	4	%(e)	38%	111%	10%	99%	31%
Net assets, end of period (000’s)	$100,682		$104,095	$133,211	$239,060	$360,604	$291,282

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Amount represents less than $0.01 per share.
(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Not annualized.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Annualized.

See Notes to Financial Statements.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

Note 1. Organization

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) are each organized as a Maryland Corporation. Excelsior Funds Trust (the “Trust”) is organized as a Delaware business trust. Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Information presented in these financial statements pertains to the following funds (individually referred to as a “Fund”, collectively referred to as the “Funds”):

Excelsior Fund:

Core Bond Fund

Intermediate-Term Bond Fund

Short-Term Government Securities Fund

Excelsior Tax-Exempt Fund:

California Short-Intermediate Term Tax-Exempt Income Fund

Intermediate-Term Tax-Exempt Fund

Long-Term Tax-Exempt Fund

New York Intermediate-Term Tax-Exempt Fund

Short-Term Tax-Exempt Securities Fund

The Trust:

High Yield Fund

Each Fund is diversified, with the exception of California Short-Intermediate Term Tax-Exempt Income Fund and New York Intermediate-Term Tax-Exempt Fund, each of which is non-diversified.

Investment Objectives

California Short-Intermediate Term Tax-Exempt Income Fund seeks to provide California investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from California state personal income tax as is consistent with the preservation of capital and relative stability of principal. Core Bond Fund seeks high current income consistent with what is believed to be prudent risk of capital. High Yield Fund seeks a high level of current income as its primary objective and may also consider the potential for capital appreciation as a secondary objective when consistent with its primary objective. Intermediate-Term Bond Fund seeks as high a level of current interest income as is consistent with relative stability of principal. Intermediate-Term Tax-Exempt Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal. Long-Term Tax-Exempt Fund seeks to maximize current interest income exempt from federal income taxes. New York Intermediate-Term Tax-Exempt Fund seeks to provide New York investors with as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with relative stability of principal. Short-Term Government Securities Fund seeks a high level of current income consistent with stability of principal. Short-Term Tax-Exempt Securities Fund seeks as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Fund Shares

Excelsior Fund is authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares of Intermediate-Term Bond Fund; 1.0 billion shares of Short-Term Government Securities Fund; and 1.25 billion shares of Core Bond Fund.

Excelsior Tax-Exempt Fund is authorized to issue up to 24 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 1.5 billion shares each of California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund.

The Trust may issue an unlimited number of shares of beneficial interest of each class of each Fund, with a par value of $0.00001.

California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Bond Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, Short-Term Government Securities Fund and Short-Term Tax-Exempt Securities Fund offer one class of shares: Shares. High Yield Fund offers two classes of shares: Shares and Institutional Shares. Core Bond Fund offers three classes of shares: Shares, Institutional Shares and Retirement Shares. The financial highlights of the Institutional Shares and Retirement Shares of the Funds are presented separately.

Shares, Institutional Shares and Retirement Shares are offered continuously at net asset value. There are certain restrictions on the purchase of Institutional Shares and Retirement Shares, as described in the Funds’ prospectuses.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund, and the Board of Trustees with regard to the Trust, based upon market transactions for normal, institutional-size trading units of similar securities.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Swap agreements are stated at fair value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate are valued at “fair value” as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund, and the Board of Trustees with regard to the Trust. If a security is valued at fair value such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Futures Contracts

Each Fund may invest in futures contracts to gain or reduce exposure to particular securities or segments of the bond markets. Futures contracts are financial instruments whose values depend on, or are derived from, the value of the underlying security, index or currency. The Funds may use futures contracts for both hedging and non-hedging purposes, such as to adjust the Funds’ sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Funds typically use futures contracts in an effort to achieve economic exposure similar to that which they could have achieved through the purchase and sale of fixed income securities more efficiently.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, and (3) an inaccurate prediction by the Funds’ investment advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Funds’ Statements of Assets and Liabilities at any given time.

Upon entering into a futures contract, a Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed or expires.

Options

Certain Funds may write call and put options on securities they own or in which they may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When Funds write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid market. The Funds’ custodian will set aside cash or liquid portfolio securities equal to the amount of the written options contract commitment in a separate account.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds may pay a premium, which is included in the Funds’ Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

premium paid. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying transaction to determine the realized gain or loss.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. The investment advisor is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Swap Contracts

Certain Funds may engage in swap transactions such as interest rate swaps, consistent with their investment objectives and policies, to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return.

Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in realized gain (loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

Delayed Delivery Securities

Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices. Each Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

Certain Funds may invest in Treasury Inflation Protected Securities (“TIPS”). The principal amount of TIPS is adjusted periodically for inflation based on a monthly published index. Interest payments are based on the inflation-adjusted principal at the time the interest is paid.

Loan Participations and Commitments

Certain Funds may invest in loan participations. When a Fund purchases a Loan Participation, the Fund typically enters into a contractual relationship with the lender or third party selling such Participation (“Selling Participant”), but not the Borrower. As a result, the Fund assumes the credit risk of the Borrower, Selling Participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). The Fund may not directly benefit from the collateral supporting the Senior Loan which it has purchased from the Selling Participant.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually for all Funds. Certain Funds are managed using investment strategies that are designed to reduce (but not eliminate) the Funds’ payment of taxable distributions to shareholders. From time to time, these Funds expect to distribute taxable income and capital gains. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the organizational documents of Excelsior Fund, Excelsior Tax-Exempt Fund, and the Trust, and by contract, the Board of Directors with regard to Excelsior Fund and Excelsior Tax-Exempt Fund, and the Board of Trustees with regard to the Trust, are indemnified against certain liabilities that may arise out of actions relating to their duties to Excelsior Fund, Excelsior Tax-Exempt Fund, and the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Income Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
California Short-Intermediate Term Tax-Exempt Income Fund	$1,958,947	$—	$255,865
Core Bond Fund	—	17,474,254	—
High Yield Fund	—	8,535,124	—
Intermediate-Term Bond Fund	—	19,470,592	—
Intermediate-Term Tax-Exempt Fund	12,244,881	40,388	730,630
Long-Term Tax-Exempt Fund	2,109,421	22,291	392,494
New York Intermediate-Term Tax-Exempt Fund	4,137,826	—	—
Short-Term Government Securities Fund	—	11,619,856	—
Short-Term Tax-Exempt Securities Fund	3,424,308	—	—

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Unrealized appreciation and depreciation at September 30, 2007, based on cost of investments for federal income tax purposes, was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Short-Intermediate Term Tax-Exempt Income Fund	$245,815	$(178,499)	$67,316
Core Bond Fund	9,116,518	(9,950,472)	(833,954)
High Yield Fund	2,941,577	(2,393,339)	548,238
Intermediate-Term Bond Fund	8,342,924	(9,519,142)	(1,176,218)
Intermediate-Term Tax-Exempt Fund	4,860,342	(1,779,102)	3,081,240
Long-Term Tax-Exempt Fund	450,910	(645,517)	(194,607)
New York Intermediate-Term Tax-Exempt Fund	1,128,422	(199,159)	929,263
Short-Term Government Securities Fund	1,780,367	(927,026)	853,341
Short-Term Tax-Exempt Securities Fund	158,979	(64,965)	94,014

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expires March 31,
	2010	2011	2012	2013	2014	2015	Total
Core Bond Fund	$—	$—	$—	$—	$1,303,908	$330,101	$1,634,009
High Yield Fund	440,234	17,456,849	40,103,941	1,461,417	6,017,018	—	65,479,459
Intermediate-Term Bond Fund	—	—	—	—	481,322	4,646,979	5,128,301
Intermediate-Term Tax-Exempt Fund	—	—	—	—	—	789,548	789,548
New York Intermediate-Term Tax-Exempt Fund	—	—	—	—	165,776	580,517	746,293
Short-Term Government Securities Fund	—	—	1,481,228	4,260,524	4,970,323	4,357,008	15,069,083
Short-Term Tax-Exempt Securities Fund	—	—	—	287,228	518,076	1,968,777	2,774,081

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amount likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Effective July 1, 2007, U.S. Trust became a wholly owned subsidiary of the Bank of America Corporation (“BOA”). Prior to July 1, 2007, U.S. Trust was a wholly owned subsidiary of The Charles Schwab Corporation.

For its services, the Advisor receives an investment advisory fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
California Short-Intermediate Term Tax-Exempt Income Fund	0.50%
Core Bond Fund	0.65%
High Yield Fund	0.80%
Intermediate-Term Bond Fund	0.35%
Intermediate-Term Tax-Exempt Fund	0.35%
Long-Term Tax-Exempt Fund	0.50%
New York Intermediate-Term Tax-Exempt Fund	0.50%
Short-Term Government Securities Fund	0.30%
Short-Term Tax-Exempt Securities Fund	0.30%

Administration Fee

Effective July 1, 2007, Columbia Management Advisors, LLC (“Columbia”) serves as the administrator of the Funds. Columbia is an indirect, wholly owned subsidiary of BOA. Prior to July 1, 2007, USTA and BISYS Fund Services Ohio, Inc. (“BISYS”) served as the administrators of the Funds under the same fee structure.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Columbia is entitled to an administration fee, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding Emerging Markets Fund, International Fund, International Equity Fund and Pacific/Asia Fund, series of Excelsior Fund or the Trust), at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Effective September 17, 2007, Columbia received an administration fee at the annual rates listed above less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Effective July 1, 2007, Columbia voluntarily agreed to waive administration fees for each Fund at the annual rate of 0.05% of average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time. For the six months ended September 30, 2007, the effective administration fee rate was 0.13% of each Fund’s average daily net assets before the reduction for pricing and bookkeeping fees and net of voluntary expense waivers.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
California Short-Intermediate Term Tax-Exempt Income Fund	$27,034	$1,335
Core Bond Fund	305,789	36,851
High Yield Fund	58,800	4,158
Intermediate-Term Bond Fund	251,722	28,740
Intermediate-Term Tax-Exempt Fund	216,922	25,173
Long-Term Tax-Exempt Fund	33,792	2,437
New York Intermediate-Term Tax-Exempt Fund	76,201	7,727
Short-Term Government Securities Fund	139,537	15,560
Short-Term Tax-Exempt Securities Fund	54,770	5,028

Pricing and Bookkeeping Fees

Effective September 17, 2007, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective September 17, 2007, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly, plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective September 17, 2007, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to July 1, 2007, BISYS was responsible for providing fund accounting and financial reporting services to the Funds, and USTA was responsible for oversight of these functions. On July 1, 2007 Columbia assumed responsibility from USTA for oversight of the activities performed by BISYS. BISYS was responsible for providing services to the Funds through September 16, 2007.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates for each Fund under these agreements were $505 and $505, respectively.

Transfer Agent Fee

Effective September 17, 2007, Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Prior to September 17, 2007, BFDS served as the transfer agent for the Funds’ shares.

The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

For the period September 17, 2007 through September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
California Short-Intermediate Term Tax-Exempt Income Fund	$45	$45
Core Bond Fund	4,165	4,165
High Yield Fund	511	511
Intermediate-Term Bond Fund	428	428
Intermediate-Term Tax-Exempt Fund	216	216
Long-Term Tax-Exempt Fund	259	259
New York Intermediate-Term Tax-Exempt Fund	72	72
Short-Term Government Securities Fund	2,888	2,888
Short-Term Tax-Exempt Securities Fund	80	80

Shareholder Servicing Fee

The Funds have entered into shareholder servicing agreements with various service organizations which include USTA. The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers to such organizations for providing shareholder and administrative services to their customers who hold shares of the Funds.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
California Short-Intermediate Term Tax-Exempt Income Fund	$55,552	$8,619
Core Bond Fund	242,575	40,453
High Yield Fund	110,021	14,769
Intermediate-Term Bond Fund	529,244	85,340
Intermediate-Term Tax-Exempt Fund	475,307	77,441
Long-Term Tax-Exempt Fund	66,976	10,900
New York Intermediate-Term Tax-Exempt Fund	166,745	27,372
Short-Term Government Securities Fund	229,938	36,808
Short-Term Tax-Exempt Securities Fund	120,790	19,574

Distribution and Service Fees

Effective September 17, 2007, Columbia Management Distributors, Inc. (the “Distributor”) serves as distributor of the Funds’ shares. Through July 31, 2007, BISYS Fund Services Limited Partnership (“BISYS Fund Services”) served as distributor of the Funds’ shares. On August 1, 2007, Foreside Distribution Services, L.P. served as distributor until September 16, 2007.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Certain Funds have adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Funds to compensate and/or reimburse the Distributor monthly for services that are intended to result in the sale of certain classes’ shares. High Yield Fund, which has adopted a Distribution Plan for the Shares Class of the Fund, may pay distribution fees in an amount not to exceed the annual rate of 0.25% of the average daily net assets applicable to the Shares Class. Fees are not currently being paid under the Distribution Plan with respect to the Shares Class. Core Bond Fund, which has adopted a Distribution Plan for the Retirement Shares of the Fund, may pay distribution fees in an amount not to exceed the annual rate at 0.50% of the average daily net assets applicable to the Fund’s Retirement Shares.

Fees Paid to Officers and Trustees

The Board of Trustees/Directors may include people who are officers and/or trustees of other fund families affiliated with the investment advisor. The Funds did not pay any of the interested persons for their service as Trustees/Directors, but did pay non-interested persons (independent trustees), as noted in the Statements of Operations.

Expense Limits and Fee Waivers

The Advisor has contractually agreed to waive fees or reimburse expenses through July 31, 2008, so that the expenses incurred by each Fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

	Shares	Institutional Shares	Retirement Shares
California Short-Intermediate Term Tax-Exempt Income Fund	0.50%	—	—
Core Bond Fund	0.90%	0.65%	1.40%
High Yield Fund	1.05%	0.80%	—
Intermediate-Term Bond Fund	0.75%	—	—
Intermediate-Term Tax-Exempt Fund	0.65%	—	—
Long-Term Tax-Exempt Fund	0.80%	—	—
New York Intermediate-Term Tax-Exempt Fund	0.80%	—	—
Short-Term Government Securities Fund	0.75%	—	—
Short-Term Tax-Exempt Securities Fund	0.60%	—	—

On June 12, 2006, High Yield Fund and Intermediate-Term Bond Fund filed a lawsuit in connection with the bankruptcy of a security in which the Funds had invested. The ongoing legal expenses associated with the lawsuit are paid for by the Funds, but due to the expense limitation agreements currently in place, a significant portion of these legal expenses are being reimbursed by the Advisor. The Board has agreed that, should the Funds be successful in the lawsuit or otherwise receive compensation

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

related to settling the case, the Advisor may request and receive reimbursement for such legal expenses that have been reimbursed to the Funds, to the extent that proceeds are available to cover such expenses. At this time, the outcome of the lawsuit cannot be determined.

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Note 5. Portfolio Information

For the six months ended September 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
California Short-Intermediate Term Tax-Exempt Income Fund	$—	$—	$2,107,940	$9,122,917
Core Bond Fund	158,631,256	133,547,501	89,571,636	26,305,748
High Yield Fund	—	—	26,290,368	43,102,055
Intermediate-Term Bond Fund	250,897,271	181,259,002	42,418,407	19,915,784
Intermediate-Term Tax-Exempt Fund	—	—	65,440,238	53,391,030
Long-Term Tax-Exempt Fund	—	—	7,281,510	8,214,190
New York Intermediate-Term Tax-Exempt Fund	—	—	13,068,865	5,700,385
Short-Term Government Securities Fund	113,879,464	77,247,568	10,256,903	7,292,932
Short-Term Tax-Exempt Securities Fund	—	—	6,442,021	4,276,520

Note 6. Line of Credit

Effective September 17, 2007, the Funds and other affiliated funds participate in a $150,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for temporary or emergency purposes. Interest on the uncommitted line of credit is charged to each participating fund based on the fund’s borrowings at a variable rate per annum equal to the Federal Funds Rate plus a spread, as determined and quoted by State Street at the time of the request for a loan.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Prior to September 17, 2007, the Funds participated in a $150,000,000 uncommitted line of credit provided by JPMorgan Chase, under similar borrowing terms.

For the six months ended September 30, 2007, the Funds did not borrow under this agreement.

Note 7. Redemption Fees

High Yield Fund may assess, subject to limited exceptions, a 2.00% redemption fee on shares that are redeemed within 60 days of their purchase. The redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class based on the relative net assets at the time of the redemption. Prior to August 1, 2007, the redemption fee was assessed, subject to limited exceptions, on Fund shares redeemed within 30 days of their purchase. For the six months ended September 30, 2007, High Yield Fund did not assess redemption fees.

Note 8. Concentration of Ownership

As of September 30, 2007, the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number Of Shareholders	% of Shares Outstanding Held
California Short-Intermediate Term Tax-Exempt Income Fund	2	88.7
Core Bond Fund	1	61.1
High Yield Fund	2	88.7
Intermediate-Term Bond Fund	1	92.3
Intermediate-Term Tax-Exempt Fund	1	90.7
Long-Term Tax-Exempt Fund	1	74.6
New York Intermediate-Term Tax-Exempt Fund	1	84.5
Short-Term Government Securities Fund	2	70.0
Short-Term Tax-Exempt Securities Fund	1	91.7

Note 9. Significant Risks and Contingencies

Municipal Bond Tax Status

Certain Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Funds, you may be required to file an amended tax return as a result.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Tax Development Risk

The U.S. Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. This also has the potential to cause decline in the value of the municipal securities held by California Short-Intermediate Term Tax-Exempt Income Fund, Intermediate-Term Tax-Exempt Fund, Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund which, in turn, would reduce the value of these Funds’ shares. You should consult your tax advisor to discuss the tax consequences of your investment in these Funds.

Concentration of Credit Risk

Certain Funds holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund’s insurers is rated Aaa by Moody’s Investors Services, Inc. (“Moody’s) or rated AAA by Standard & Poor’s. At September 30, 2007, investments supported by private insurers that represent greater than 5% of the total investments of each Fund were as follows:

	Agency	% of Total Investments
California Short-Intermediate Term Tax-Exempt Income Fund	AMBAC	16.93
	FGIC	16.41
	FSA	13.16
	MBIA	12.27
Intermediate-Term Tax-Exempt Fund	FSA	27.68
	MBIA	15.86
	AMBAC	9.24
	FGIC	6.95
Long-Term Tax-Exempt Fund	FSA	24.78
	MBIA	9.17
	FGIC	8.30
	AMBAC	5.27
New York Intermediate-Term Tax-Exempt Fund	AMBAC	20.56
	FSA	16.12
	MBIA	13.28
	FGIC	5.89
Short-Term Tax-Exempt Securities Fund	MBIA	18.88

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Geographic Concentration

Certain Funds have greater than 5% of their total investments on September 30, 2007 invested in debt obligations issued by an individual state and its political subdivisions, agencies and public authorities and instrumentalities. These Funds are more susceptible to economic and political factors adversely affecting issuers of the state’s or territory’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Note 10. Legal Proceedings

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds, together referred to herein as “U.S. Trust Company”), Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”), The Charles Schwab Corporation and several individuals and third parties were named in four fund shareholder class actions and two derivative actions which alleged that U.S. Trust Company, the Companies, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds advised by U.S. Trust Company. Each plaintiff seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class and derivative actions. The court entered implementing orders on February 24, 2006. All claims against the Companies have been dismissed. Plaintiffs’ claims against U.S. Trust Company and certain individuals under Sections 10(b) and 20(a) of the Securities Exchange Act and Sections 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Plaintiffs’ Section 48(a) claims against parent entity U.S. Trust Company and former parent entity The Charles Schwab Corporation also remain.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, U.S. Trust Company believes that the likelihood is remote that the pending litigation will have a material adverse financial impact on the Companies, or materially affect the advisers’ ability to provide investment management services to the Companies.

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

Note 11. Business Combinations and Mergers

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Income Fund and Total Return Bond Fund were transferred to the Institutional Shares of Core Bond Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 27, 2006. The following is a summary of the shares outstanding, net assets, net asset value per share issued, and unrealized appreciation/depreciation immediately before and after the reorganization.

	Before Reorganization			After Reorganization
	Income Fund	Total Return Bond Fund	Core Bond Fund	Core Bond Fund
Shares:
Shares	—	—	32,810,661	32,810,661
Institutional Shares	13,965,104	18,165,949	1,824,521	26,973,187
Retirement Shares	—	—	117	117
Net Assets:
Shares	$—	$—	$294,116,361	$294,116,361
Institutional Shares	96,434,781	129,070,075	16,360,288	241,865,144
Retirement Shares	—	—	1,046	1,046
Net Asset Value:
Shares	$—	$—	$8.96	$8.96
Institutional Shares	6.91	7.11	8.97	8.97
Retirement Shares	—	—	8.97	8.97
Net unrealized appreciation (depreciation)	$(248,669)	$617,540	$740,329	$1,109,200

Note 12. Reorganization of the Funds

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Fund complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into newly formed Columbia Funds that will be series of a different legal entity governed by a different board than the Excelsior Funds, and will be managed by Columbia Management Advisors, LLC, an affiliate of the current advisers to the Excelsior Funds. The portfolio managers of the Excelsior Funds immediately before such reorganizations are expected to be the same portfolio managers of the newly formed Columbia Funds immediately after such reorganizations.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Excelsior Fund”) into a corresponding newly formed shell fund listed in the right column below (each, a “Newly Formed Fund”) as shown in the chart below, subject to approval by the shareholders of the Excelsior Fund. If the shareholders of each Excelsior Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Excelsior Fund will be transferred to

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

the corresponding Newly Formed Fund and shareholders of the Excelsior Fund will receive shares of a designated class of the corresponding Newly Formed Fund in exchange for their shares. For each Excelsior Fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Newly Formed Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Newly Formed Fund. Shareholders of each Excelsior Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Excelsior Fund	Newly Formed Fund
Blended Equity Fund	Columbia Blended Equity Fund
Emerging Markets Fund	Columbia Emerging Markets Fund
Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund
International Fund	Columbia International Growth Fund
Large Cap Growth Fund	Columbia Select Growth Fund
Pacific/Asia Fund	Columbia Pacific/Asia Fund
Small Cap Fund	Columbia Select Small Cap Fund
Value & Restructuring Fund	Columbia Value and Restructuring Fund
Core Bond Fund	Columbia Bond Fund
Intermediate-Term Bond Fund	Columbia Short-Intermediate Bond Fund
Equity Opportunities Fund	Columbia Select Opportunities Fund
Mid Cap Value & Restructuring Fund	Columbia Mid Cap Value and Restructuring Fund

The Board has also approved proposals, described below, that involve the reorganization of certain Excelsior Funds into Columbia Funds that are series of different legal entities governed by a different board than the Excelsior Funds, and are managed by Columbia Management Advisors, LLC.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Acquired Fund”) into a corresponding acquiring fund listed in the right column below (each, an “Acquiring Fund”) as shown in the chart below, subject to approval by the shareholders of the Acquired Fund. If the shareholders of an Acquired Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Acquired Fund will receive shares of a designated class of the corresponding Acquiring Fund in exchange for their shares. For each Acquired Fund, except the money market funds, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Acquiring Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Acquiring Fund. For each Acquired Fund that is a money market fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Trust Class shares of the corresponding Acquiring Fund. Shareholders of each Acquired Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008, except for Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund which are

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS—(continued)

September 30, 2007 (Unaudited)

currently expected to be held in the second quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Acquired Fund	Acquiring Fund
Equity Income Fund	Columbia Dividend Income Fund
Real Estate Fund	Columbia Real Estate Equity Fund
International Equity Fund	International Fund
Short-Term Government Securities Fund	Columbia Short Term Bond Fund
Short-Term Tax-Exempt Securities Fund	Columbia Short Term Municipal Bond Fund
High Yield Fund	Columbia High Yield Opportunity Fund
Long-Term Tax-Exempt Fund	Columbia Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund
New York Intermediate-Term Tax-Exempt Fund	Columbia New York Intermediate Municipal Bond Fund
California Short-Intermediate Term Tax-Exempt Income Fund	Columbia California Intermediate Municipal Bond Fund
Treasury Money Fund	Columbia Government Reserves
Government Money Fund	Columbia Government Plus Reserves
Money Fund	Columbia Cash Reserves
Tax-Exempt Money Fund	Columbia Tax-Exempt Reserves
New York Tax-Exempt Money Fund	Columbia New York Tax-Exempt Reserves

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party to the advisory agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s board of directors or trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

At a meeting held on September 27th and 28th 2007, the Board of Directors/Trustees (the “Board”) of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (each a “Company” and, together, the “Companies”), including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) by and between each Company and UST Advisers, Inc. and U.S. Trust New York Asset Management Division, a division of United States Trust Company, National Association (together, “U.S. Trust”) with respect to each series of each Company (each, a “Fund”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by U.S. Trust and its affiliates, which included information about the operations and personnel of U.S. Trust, as well as the personnel and operations of its affiliates. In this regard, the Board received information about the large mutual fund business of Columbia Management Advisors, LLC and its affiliates (together, “Columbia”), which are, together with U.S. Trust, all under the control of Bank of America Corporation, and how the resources dedicated to the Columbia mutual fund business affect the Funds. The Board also received extensive information that was provided by or derived from information prepared by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreements. In addition, the Independent Directors received advice from independent counsel to the Independent Directors, met in executive session outside the presence of Company management and U.S. Trust personnel and participated in question and answer sessions with representatives of U.S. Trust.

The Board’s approval of the continuation of the Advisory Agreements was based on the consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the meetings, including:

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by U.S. Trust to the Funds under the Advisory Agreements and the resources of U.S. Trust and their affiliates, including Columbia, dedicated to the Funds. In this regard, the Board evaluated, among other things, U.S. Trust’s personnel, experience, performance history of various products, and compliance program. The Board considered that U.S. Trust and Columbia provide

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

substantial administrative, accounting and compliance services and provide oversight of third party service providers to the Funds. The Board considered representations of U.S. Trust that U.S. Trust and Columbia have allocated substantial resources and personnel, and have made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Board also considered the nature and quantity of additional resources that have been dedicated to the operations of the Funds since U.S. Trust had become affiliated with Columbia. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by U.S. Trust to the Funds and the resources of the U.S. Trust and its affiliates dedicated to the Funds supported the renewal of the Advisory Agreements.

Fund Performance.    The Board considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of third party providers who provided data for the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Fund’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and U.S. Trust’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by U.S. Trust that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that U.S. Trust has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported the renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated based on objective factors. The Board noted that with respect to the Funds, U.S. Trust had contractually committed to waive a portion of its fee and/or reimburse the Funds for a portion of their expenses to limit the Funds’ total operating expenses. In evaluating this information, the Board considered the nature and scope of services provided to the Funds. The Board also reviewed the fees charged by U.S. Trust to provide advisory services to other types of accounts with substantially similar investment objectives as the Funds and the differences in services and risks involved in managing such other accounts, including differences relating to compliance and regulatory burdens. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreements.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

Profitability.    With regard to profitability, the Board considered the compensation flowing to U.S. Trust and its affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses. The Board also considered any other benefits derived by U.S. Trust from its relationship with the Funds, such as whether, by virtue of its management of the Funds, it obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to U.S. Trust and its affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of U.S. Trust is reasonable and supported the renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by U.S. Trust. In this regard, and consistent with their consideration of fund expenses, the Board considered that U.S. Trust has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Board also reviewed asset flows in the Funds, noting that a relatively few number of Funds had experienced significant asset growth, while most of the Funds had experienced only moderate growth, if any. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Board noted that it would continue to monitor the growth in assets of the Funds as compared to expenses and asked U.S. Trust and Columbia to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of the services and expenses and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

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IMPORTANT INFORMATION ABOUT THIS REPORT

Excelsior Fixed Income Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Excelsior Fixed Income Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) on the Securities and Exchange Commission’s website at www.sec.gov, and (ii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management. USTA, USTNA and Columbia Management Distributor, Inc. are affiliates of Bank of America Corporation.

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136415-0907 (11/07) 07/46204

MONEY MARKET

FUNDS

SEMI ANNUAL REPORT

September 30, 2007

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectus for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Excelsior Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Excelsior Fund. References to specific securities should not be construed as a recommendation or investment advice.

LETTER TO SHAREHOLDERS

Dear Shareholder:

Allow me to take this opportunity to formally welcome you to the Columbia Funds family. In July, U.S. Trust Advisors was acquired by Bank of America (parent company of Columbia Management Group). The Excelsior Funds are now distributed by Columbia Management Distributors, Inc. The combined organization is committed to delivering unparalleled wealth management solutions and building deep, lasting relationships with our shareholders.

Your Excelsior Funds account will be serviced by Columbia Management Services, Inc., an experienced service provider in the industry. This team will process transactions, generate account statements and support your ongoing servicing needs.

As we complete the integration over the next several months, you will gain access to a broad array of investment choices including money market investments, mutual funds and 529 plans. Throughout this period of change, our goal is to ensure a smooth transition and provide services that we hope will exceed your expectations. We recommend you visit our website: www.columbiafunds.com for more information about our products and services. Those of you who receive your statements directly from Columbia Management can also register for on-line account access, which allows you to check your account balance, change your distribution options and make other account transactions. If you receive statements from your brokerage firm, please check with your financial advisor for service availability.

There’s a lot to know about Columbia Management

With $709.9 billion under management and a history that dates to the early 1900s, Columbia Management and its affiliates make up one of the nation’s largest and most experienced asset management companies.1 We offer a comprehensive array of investment solutions, including equity, fixed-income and cash strategies. Our diverse investment solutions and our focus on the needs of our clients make Columbia Management the advisor of choice for individual, institutional and high-net-worth investors.

Welcome to Columbia Management. Thank you for your business — we’re pleased to have you as a customer.

Sincerely,

Christopher L. Wilson

President, Excelsior Funds

2

About Christopher L. Wilson

Chris Wilson is head of mutual funds for Columbia Management, responsible for the day-to-day delivery of mutual fund products and services to the firm’s investors. With the exception of distribution, Mr. Wilson oversees all aspects of the mutual fund services operation including treasury, investment accounting, product development and shareholder and broker services. Mr. Wilson serves as Columbia Management’s chief liaison to the mutual fund boards of trustees. He joined Columbia Management in 2004 and has been a member of the investment community since 1980.

Columbia Management Group, LLC (“Columbia Management”) is the investment management arm of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member FINRA and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

[1]

Columbia Management and its affiliates comprise the wealth and investment management division of Bank of America Corporation. As of September 30, 2007, Columbia Management and its affiliates managed assets of $709.9 billion. Columbia Management and its affiliates’ managed assets consist of assets under the discretionary management of the registered investment advisors, Columbia Management Advisors, LLC ($377.9 billion), Columbia Wanger Asset Management, L.P. ($38.5 billion) and Marsico Capital Management, LLC ($103.4 billion); U.S. Trust, Bank of America Private Wealth Management; Banc of America Investment Services, Inc.; Banc of America Investment Advisors, Inc.; Bank of America Capital Advisors, LLC; Premier Banking & Investments, and United States Trust, National Association, including its subsidiary, UST Advisers, Inc. ($116.5 billion).

3

Understanding Your Expenses — Government Money Fun d

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,023.50	1,022.25	2.78	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

4

Understanding Your Expenses — Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,024.20	1,022.25	2.78	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

5

Understanding Your Expenses — New York Tax-Exempt Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,015.70	1,022.00	3.02	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

6

Understanding Your Expenses — Tax-Exempt Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,016.00	1,022.25	2.77	2.78	0.55

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

7

Understanding Your Expenses — Treasury Money Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

•

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

•	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.	Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for the class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, and ongoing costs, which generally include investment advisory fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the class during the period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for the class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
(04/01/07 – 09/30/07)
Shares	1,000.00	1,000.00	1,021.00	1,022.00	3.03	3.03	0.60

Expenses paid during the period are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

8

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Government Money Fund

Principal Amount		Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.56%
$5,000,000	Federal Home Loan Bank, 4.13% 03/14/08(a)	$5,000,000
10,000,000	Federal Home Loan Bank, 5.13% 07/30/08	10,029,954
8,000,000	Federal Home Loan Bank, 5.25% 11/01/07	8,000,000
10,000,000	Federal Home Loan Bank, 5.25% 02/01/08	10,000,000
20,000,000	Federal Home Loan Bank, 5.25% 02/13/08	19,996,452
40,000,000	Federal Home Loan Bank, Discount Note, 4.48% 10/05/07	39,980,089
14,000,000	Federal Home Loan Bank, Discount Note, 4.61% 10/04/07	13,994,633
30,000,000	Federal Home Loan Bank, Discount Note, 4.73% 10/17/07	29,936,933
30,000,000	Federal Home Loan Bank, Discount Note, 4.85% 11/15/07	29,818,125
25,000,000	Federal Home Loan Bank, Discount Note, 5.13% 10/24/07	24,918,063
9,856,000	Federal Home Loan Mortgage Corporation, 4.38% 11/16/07	9,845,056
10,000,000	Federal National Mortgage Association, 5.30% 01/08/08	10,000,000
5,000,000	Federal National Mortgage Association, 5.50% 01/15/08	5,003,986

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $216,523,291)	216,523,291

Shares		Value
REGISTERED INVESTMENT COMPANY — 0.44%
1,552,038	Dreyfus Treasury Prime Cash Management Fund (7 day yield of 3.92%)	$1,552,038

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,552,038)	1,552,038

Principal Amount
REPURCHASE AGREEMENT — 38.10%
$134,000,000	Repurchase Agreement with Morgan Stanley, dated 09/28/07, due on 10/01/07, at 4.90%, collateralized by U.S. Government Agency Obligations with various maturities to 09/20/37, market value $136,680,000 (repurchase proceeds $134,054,717)	134,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $134,000,000)	134,000,000

TOTAL INVESTMENTS (Cost $352,075,329)(b)	100.10%	$352,075,329
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.10)	(348,531)

NET ASSETS	100.00%	$351,726,798

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Cost for federal income tax purposes is $352,075,329.

Discount Note—The rate reported is the discount rate at the time of purchase.

See Notes to Financial Statements.

9

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Government Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Government & Agency Obligations	61.56	$216,523,291
Repurchase Agreement	38.10	134,000,000
Registered Investment Company	0.44	1,552,038

Total Investments	100.10	$352,075,329
Other Liabilities in Excess of Assets	(0.10)	(348,531)

Net Assets	100.00	$351,726,798

See Notes to Financial Statements.

10

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Money Fund

Principal Amount		Value

COMMERCIAL PAPER — 69.46%
$50,000,000	Abbott Laboratories, Discount Note, 4.96% 10/15/07	$49,903,556
50,000,000	American General Finance Co., Discount Note, 4.39% 10/04/07	49,977,292
50,000,000	CIT Group Funding, Inc., Discount Note, 6.40% 10/05/07	49,964,445
35,000,000	Coca-Cola Co., Discount Note, 4.65% 12/11/07	34,679,021
30,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.10% 10/24/07	29,902,250
20,000,000	Corporate Asset Funding Co., Inc., Discount Note, 5.20% 10/03/07	19,994,222
25,000,000	E.I. Dupont, Discount Note, 4.75% 10/17/07	24,947,444
25,000,000	E.I. Dupont, Discount Note, 4.77% 10/25/07	24,920,833
25,000,000	Govco, Inc., Discount Note, 5.15% 10/01/07	25,000,000
50,000,000	HSBC Finance Corp., Discount Note, 5.35% 10/31/07	49,777,083
30,000,000	International Business Machines, Discount Note, 4.73% 10/03/07	29,992,117
50,000,000	International Lease Finance Corp., Discount Note, 5.23% 10/26/07	49,818,403
25,000,000	John Deere Capital Corp., Discount Note, 5.10% 11/19/07	24,826,458
20,800,000	Johnson & Johnson, Discount Note, 4.72% 10/15/07	20,761,821
40,000,000	JP Morgan Chase & Co., Discount Note, 2.82% 10/23/07	39,872,400
50,000,000	Merrill Lynch, Discount Note, 2.06% 10/03/07	49,985,500

Principal Amount		Value

COMMERCIAL PAPER — (continued)
$25,000,000	Morgan Stanley, Discount Note, 4.40% 11/19/07	$24,812,847
40,000,000	National Rural Utilities Cooperative Finance, Discount Note, 4.78% 10/25/07	39,872,533
35,000,000	Procter & Gamble Co., Discount Note, 3.20% 10/19/07	34,908,300
15,000,000	Procter & Gamble Co., Discount Note, 4.81% 12/11/07	14,859,183
50,000,000	Societe Generale, Discount Note, 2.20% 10/11/07	49,927,153
25,000,000	UBS Finance Corp., Discount Note, 4.97% 11/26/07	24,806,722
25,000,000	UBS Finance Corp., Discount Note, 5.52% 02/11/08	24,502,174
25,000,000	Wal-Mart Stores, Inc., Discount Note, 4.78% 12/18/07	24,744,333

	TOTAL COMMERCIAL PAPER (Cost $812,756,090)	812,756,090

CERTIFICATES OF DEPOSIT — 12.82%
50,000,000	Barclays Bank PLC, 5.32% 10/05/07	50,000,000
50,000,000	Citibank, 5.35% 11/08/07	50,000,000
50,000,000	First Tennessee Bank, 5.65% 12/06/07	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost $150,000,000)	150,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.70%
20,000,000	Federal Home Loan Bank, 5.54% 09/17/08(a)	20,000,000
20,000,000	Federal Home Loan Bank, 4.13% 03/14/08(a)	20,000,000

See Notes to Financial Statements.

11

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Money Fund — (continued)

Principal Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — (continued)
$15,000,000	Federal National Mortgage Association, 5.30% 01/08/08	$15,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $55,000,000)	55,000,000

CORPORATE BONDS — 2.56%
30,000,000	Wells Fargo Bank, 4.82% 10/31/07	30,000,000

	TOTAL CORPORATE BONDS (Cost $30,000,000)	30,000,000

Shares
REGISTERED INVESTMENT COMPANY — 0.16%
1,900,537	Dreyfus Government Cash Management Fund (7 day yield of 4.81%)	1,900,537

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,900,537)	1,900,537

Principal Amount		Value

REPURCHASE AGREEMENT — 10.51%
$123,000,000	Repurchase agreement with Morgan Stanley, dated 09/28/07, due on 10/01/07, at 4.90%, collateralized by U.S. Government Agency Obligations with various maturities to 08/01/37, market value $126,207,166 (repurchase proceeds $123,050,225)	$123,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $123,000,000)	123,000,000

TOTAL INVESTMENTS (Cost $1,172,656,627)(b)	100.21%	$1,172,656,627
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.21)	(2,468,098)

NET ASSETS	100.00%	$1,170,188,529

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(b)	Cost for federal tax purposes is $1,172,656,627.

Discount Note—The rate reported is the discount rate at the time of purchase.

PLC—Public Limited Company

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Commercial Paper	69.46	$812,756,090
Certificates of Deposit	12.82	150,000,000
Repurchase Agreement	10.51	123,000,000
U.S. Government & Agency Obligations	4.70	55,000,000
Corporate Bonds	2.56	30,000,000
Registered Investment Company	0.16	1,900,537

Total Investments	100.21	$1,172,656,627
Other Liabilities in Excess of Assets	(0.21)	(2,468,098)

Net Assets	100.00	$1,170,188,529

See Notes to Financial Statements.

12

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — 74.31%
$5,000,000	Albany, New York, City School District, General Obligation Tax Anticipation Notes, 3.75% 10/17/07	$5,000,279
5,000,000	Arlington, New York, Central School District, General Obligation Tax Anticipation Notes, 3.75% 11/02/07	5,000,249
6,500,000	Bedford, New York, Central School District, General Obligation Tax Anticipation Notes, 3.75% 11/30/07	6,500,606
4,000,000	Edgemont, New York, Union Free School District of Greenburgh, General Obligation Tax Bond Anticipation Notes, 3.75% 01/18/08	4,001,390
5,000,000	Long Island, New York, Power Authority, Electrical Systems Revenue Bonds, Floating Rate Certificates, Series 1428, (FGIC/MORGAN STANLEY), 3.90% 12/01/25(a)(b)	5,000,000
19,900,000	New York City, New York, Housing Development Corporation, Multi Family Mortgage Revenue Bonds, 201 Pearl LLC, Series A, (FNMA), 3.83% 10/15/41(a)	19,900,000
10,300,000	New York City, New York, Municipal Water Finance Authority Commercial Paper, Series 5-B, (BAYERISCHE LANDESBANK/WESTDEUTSCHE BANK), 3.50% 12/20/07	10,300,000
4,455,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, Floating Rate Certificates, Series 726X, (MBIA/MORGAN STANLEY), 3.90% 06/15/27(a)(b)	4,455,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,000,000	New York City, New York, Municipal Water Finance Authority Revenue Bonds, Water & Sewer Systems, PFLOATS, Series 1421, 3.90% 06/15/37(a)(b)	$10,000,000
19,700,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, (BAYERISCHE LANDESBANK), 3.90% 11/01/30(a)(b)	19,700,000
10,870,000	New York City, New York, Transitional Finance Authority Revenue Bonds, EAGLE, Class A, (CITIBANK N.A.), 3.92% 02/01/31(a)(b)	10,870,000
11,315,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series 536, (MBIA/MORGAN STANLEY), 3.90% 05/01/15(a)(b)	11,315,000
3,575,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Floating Rate Certificates, Series N-11, (BANK OF NEW YORK), 3.89% 02/01/14(a)(b)	3,575,000
8,705,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 468, (MBIA/JPMORGAN CHASE BANK), 3.90% 02/01/11(a)(b)	8,705,000
3,440,000	New York City, New York, Transitional Finance Authority Revenue Bonds, PUTTERS, Series 471, (FGIC/JPMORGAN CHASE BANK), 3.90% 02/01/11(a)(b)	3,440,000
5,000,000	New York State, Dormitory Authority Commercial Paper, Columbia University, 3.95% 12/14/07	5,000,000

See Notes to Financial Statements.

13

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$10,000,000	New York State, Dormitory Authority Commercial Paper, Cornell University, 3.92% 12/13/07	$10,000,000
5,125,000	New York State, Dormitory Authority Revenue Bonds, Cornell University, Series B, (JPMORGAN CHASE BANK), 3.78% 07/01/30(a)	5,125,000
12,000,000	New York State, Dormitory Authority Revenue Bonds, Secondary Issues, EAGLE, Class A, (CITIBANK N.A.), 3.90% 03/15/37(a)(b)	12,000,000
9,930,000	New York State, Dormitory Authority Revenue Bonds, Secondary Issues, P-Floats, Series 1330, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.90% 02/01/28(a)(b)	9,930,000
11,650,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PFLOATS, Series 1165, (MERRILL LYNCH CAPITAL SERVICES), 3.90% 07/15/33(a)(b)	11,650,000
7,720,000	New York State, Environmental Facilities Corporation, Clean Water Revenue Bonds, PUTTERS, Series 1372, (JPMORGAN CHASE BANK), 3.90% 06/15/14(a)(b)	7,720,000
400,000	New York State, Housing Finance Agency Revenue Bonds, Barclay Street Realty LLC, Series A, (FNMA), 3.80% 11/15/37(a)	400,000
11,283,000	New York State, Metropolitan Transportation Authority Revenue Bonds, Floating Rate Certificates, Series 848-D, (FGIC/MORGAN STANLEY), 3.90% 11/15/21(a)(b)	11,283,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$8,545,000	New York State, Metropolitan Transportation Authority Revenue Bonds, Series D-2, (AMBAC/WACHOVIA BANK N.A.), 3.88% 11/01/34(a)	$8,545,000
9,000,000	New York State, PFLOATS, Series 4227, (FSA/FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.90% 11/15/26(a)(b)	9,000,000
13,905,000	New York State, PFLOATS, Series 486, (BNP PARIBAS), 3.88% 06/15/20(a)(b)	13,905,000
10,000,000	New York State, Power Authority Extendible Commercial Paper, General Obligation Bonds, 3.65% 11/16/07	10,000,000
12,000,000	New York State, Power Authority, General Obligation Bonds, (BANK OF NOVA SCOTIA), 3.64% 03/01/20(a)	12,000,000
13,720,000	New York State, Sales Tax Asset Receivable Corporation Revenue Bonds, PUTTERS, Series 564, (MBIA/JPMORGAN CHASE BANK), 3.90% 10/15/12(a)(b)	13,720,000
8,500,000	New York State, Thruway Authority Revenue Bonds, PUTTERS, Series 2032, (AMBAC/JPMORGAN CHASE BANK), 3.90% 10/01/13(a)(b)	8,500,000
17,390,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series A, (DEXIA CREDIT LOCAL), 3.77% 11/01/35(a)	17,390,000

See Notes to Financial Statements.

14

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$790,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, (AMBAC/STATE STREET BANK & TRUST CO.), 3.77% 01/01/32(a)	$790,000
4,325,000	New York State, Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, (DEXIA CREDIT LOCAL), 3.80% 01/01/33(a)	4,325,000
18,460,000	New York State, Urban Development Corporation Revenue Bonds, EAGLE, Class A, (CITIBANK N.A.), 3.92% 03/15/35(a)(b)	18,460,000
4,300,000	Niagara Falls, New York, Bridge Commission Toll Authority Revenue Bonds, Series A, (FGIC/DEXIA CREDIT LOCAL), 3.76% 10/01/19(a)	4,300,000
4,585,000	Oneida County, New York, Industrial Development Agency Revenue Bonds, Hamilton College, (MBIA/BANK OF NEW YORK), 3.80% 09/15/32(a)	4,585,000
4,000,000	Sag Harbor, New York, School District General Obligation, Tax Anticipation Notes, 3.75% 06/30/08	4,006,693

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $330,397,217)	330,397,217

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 23.57%
4,560,000	Monroe County, New York, Industrial Development Agency Revenue Bonds, Civic Facilities,Greater Rochester YMCA Project, (MANUFACTURERS & TRADERS), 3.89% 04/01/31(a)	4,560,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$3,690,000	New York City, New York, General Obligation Bonds, Sub-Series B-8, (BAYERISCHE LANDESBANK), 3.83% 08/15/24(a)	$3,690,000
8,800,000	New York City, New York, Industrial Development Agency Revenue Bonds, Civic Facilities, Jewish Community Center Project, (MANUFACTURERS & TRADERS), 3.89% 03/01/30(a)	8,800,000
6,535,000	New York State, Dormitory Authority Revenue Bonds, Catholic Health Systems Obligations, Series C, (HSBC BANK USA N.A.), 3.88% 07/01/22(a)	6,535,000
3,320,000	New York State, Dormitory Authority Revenue Bonds, Oxford University Press, Inc., (LANDESBANK HESSEN-THURINGEN), 4.00% 07/01/23(a)	3,320,000
8,800,000	New York State, Environmental Facilities Corporation, Clean Water Commercial Paper, Series A, (JPMORGAN/BAYERISCHE LANDESBANK/LANDEBANK HESSEN), 3.70% 11/01/07	8,800,000
6,800,000	New York State, Energy Research & Development Authority Facilities Revenue Bonds, Consolidated Edison Co., Sub-Series A-1, (WACHOVIA BANK N.A.), 3.77% 05/01/39(a)	6,800,000
12,000,000	New York State, Environmental Quality General Obligation Bonds, Series G, (WESTDEUTSCHE LANDESBANK), 3.70% 11/30/18(a)	12,000,000

See Notes to Financial Statements.

15

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$24,500,000	New York State, Housing Finance Agency Revenue Bonds, Series I, (LANDESBANK HESSEN-THURINGEN), 3.88% 03/15/31(a)	$24,500,000
6,100,000	New York State, Local Government Assistance Corporation Revenue Bonds, Series D, (SOCIETE GENERALE), 3.85% 04/01/25(a)	6,100,000
4,100,000	New York State, Metropolitan Transportation Authority Revenue Bonds, Sub-Series E-2, (FORTIS BANK SA), 3.80% 11/01/35(a)	4,100,000
12,000,000	New York State, Environmental Commercial Paper, Series 97A, (BAYERISCHE LANDESBANK/LANDESBANK HESSEN), 3.51% 12/06/07(c)	12,000,000
3,600,000	New York State, Environmental Commercial Paper, Series 97A, (BAYERISCHE LANDESBANK/LANDESBANK HESSEN), 3.69% 11/08/07(c)	3,600,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $104,805,000)	104,805,000

Shares		Value

REGISTERED INVESTMENT COMPANIES — 0.11%
482,213	BlackRock Institutional New York Money Market Fund (7 day yield of 3.65%)	$482,213
1	Dreyfus New York Tax Exempt Fund (7 day yield of 3.17%)	1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $482,214)	482,214

TOTAL INVESTMENTS (Cost $435,684,431)(d)	97.99%	$435,684,431
OTHER ASSETS IN EXCESS OF LIABILITIES	2.01	8,923,323

NET ASSETS	100.00%	$444,607,754

(a)	Variable rate obligations maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate shown reflects the rate at September 30, 2007.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $193,228,000, which represents 43.46% of net assets.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(d)	Cost for federal income tax purposes is $435,684,431.

AMBAC—Ambac Assurance Corp.

FGIC—Financial Guaranty Insurance Co.

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance, Inc.

MBIA—MBIA Insurance Corp.

PFLOATS—Puttable Floating Option Tax-Exempt Receipts

PUTTERS—Puttable Tax Exempt Receipts

See Notes to Financial Statements.

16

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

New York Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
Revenue Bonds	68.46	$304,373,000
General Obligation Bonds	13.99	62,199,217
Commercial Paper	10.28	45,725,000
Puttable Floating Options	5.15	22,905,000
Registered Investment Companies	0.11	482,214

Total Investments	97.99	$435,684,431
Other Assets in Excess of Liabilities	2.01	8,923,323

Net Assets	100.00	$444,607,754

See Notes to Financial Statements.

17

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — 91.34%
$16,425,000	Adams County, Colorado, School District Number 050 General Obligation Bonds, PFLOATS, Series 3804, (MBIA/MERRILL LYNCH CAPITAL SERVICES), 3.95% 12/01/26(a)(b)	$16,425,000
10,000,000	Anne Arundel County, Maryland, Commercial Paper, Series A, (WESTDEUTSCHE BANK), 3.74% 12/06/07	10,000,000
14,880,000	Arizona State, Agricultural Improvement & Power Distribution, Electrical Systems Revenue Bonds, Salt River Project, Series 640, ROCS, (CITIBANK N.A.), 3.92% 01/01/31(a)(b)	14,880,000
11,564,000	Arizona State, Highway Transportation Board Revenue Bonds, Floating Rate Certificates, Series 1539, (MORGAN STANLEY), 3.85% 07/01/23(a)(b)	11,564,000
47,050,000	Austin, Texas, Water & Wastewater System Revenue Bonds, (FSA/LANDESBANK BADEN-WURTTEMBERG), 3.93% 05/15/24(a)	47,050,000
25,900,000	Baltimore County, Maryland, Commercial Paper, Series 2002 (BNP PARIBAS), 3.63% 12/10/07	25,900,000
31,640,000	Boulder, Larimer, & Weld County, Colorado, School District General Obligation Bonds, Floating Rate Certificates, Series 1540, (FSA/MORGAN STANLEY), 3.88% 12/15/26(a)(b)	31,640,000
11,895,000	Brownsville, Texas, Utility Systems Revenue Bonds, PUTTERS, Series 1132, (AMBAC/JPMORGAN CHASE BANK), 3.92% 09/01/13(a)(b)	11,895,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$27,940,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1277, (FSA/JPMORGAN CHASE BANK), 3.92% 01/01/14(a)(b)	$27,940,000
15,605,000	Chicago, Illinois, General Obligation Bonds, PUTTERS, Series 1288, (FSA/JPMORGAN CHASE BANK), 3.92% 01/01/14(a)(b)	15,605,000
5,000,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, EAGLE, Class A, (AMBAC/CITIBANK N.A.), 3.93% 11/01/36(a)(b)	5,000,000
20,605,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, ROCS, Series 10117, (AMBAC/CITIGROUP FINANCIAL PRODUCTS), 3.92% 11/01/36(a)(b)	20,605,000
21,350,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, ROCS, Series 10118, (AMBAC/CITIGROUP FINANCIAL PRODUCTS), 3.92% 11/01/36(a)(b)	21,350,000
10,410,000	Colorado State, Regional Transportation District, Sales Tax Revenue Bonds, ROCS, Series 10119, (AMBAC/CITIBANK N.A.), 3.92% 11/01/36(a)(b)	10,410,000
5,395,000	Connecticut State, General Obligation Bonds, Municipal Securities Trust Receipts, Series JPMC4, (JPMORGAN CHASE BANK), 4.03% 06/15/15(a)(b)	5,395,000
9,900,000	Connecticut State, Health & Educational Systems Revenue Bonds, Yale University, Series S, Commercial Paper, 3.65% 12/12/07(c)	9,900,000

See Notes to Financial Statements.

18

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$15,000,000	Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001 S, (STATE STREET/WESTDEUTSCHE BANK/LANDESBANK BADEN-WURTTEMBERG/BAYERISCHE LANDESBANK), 3.50% 01/14/08	$15,000,000
10,000,000	Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001, 3.65% 01/10/08	10,000,000
10,000,000	Dallas, Texas, Area Rapid Transit Sales Tax Commercial Paper, Series 2001, (STATE STREET/WESTDEUTSCHE BANK/LANDESBANK BADEN-WURTTEMBERG/BAYERISCHE LANDESBANK), 3.63% 11/05/07	10,000,000
19,800,000	Dallas, Texas, Area Rapid Transit Sales Tax Revenue, EAGLE, Class A, (AMBAC/BAYERISCHE LANDESBANK), 3.91% 12/01/36(a)(b)	19,800,000
25,865,000	Detroit, Michigan, Water Supply Systems Revenue Bonds, Floating Rate Certificates, Series 1445, (FSA/MORGAN STANLEY), 3.91% 07/01/25(a)(b)	25,865,000
11,835,000	Florida State, Board of Education Lottery Revenue Bonds, ROCS, Series 542, (AMBAC/CITIBANK N.A.), 3.92% 07/01/25(a)(b)	11,835,000
8,860,000	Fort Myers, Florida, Improvement Revenue Bonds, Floating Rate Certificates, Series 2077, (MBIA/WELLS FARGO BANK N.A.), 3.91% 12/01/31(a)(b)	8,860,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$17,140,000	Fulton County, Georgia, Water & Sewage Revenue Bonds, Floating Rate Certificates, Series 1120, (FGIC/MORGAN STANLEY), 3.91% 01/01/30(a)(b)	$17,140,000
19,195,000	Hawaii State, General Obligation Bonds, ROCS, Series 6062, (FSA/CITIBANK), 3.92% 03/01/26(a)(b)	19,195,000
31,000,000	Hockley County, Texas, Industrial Development Corporation, Pollution Control Revenue Bonds, Amoco Project - Standard Oil Co., 3.70% 03/01/14(a)	31,000,000
19,300,000	3.70% 11/01/19(a)	19,300,000
11,690,000	Honolulu City & County Waste Water, Hawaii, EAGLE, Series A, (FGIC/BANCO BILBAO VIZCAYA), 3.91% 07/01/30(a)(b)	11,690,000
10,000,000	Houston, Texas, General Obligation Bonds, Series F, Commercial Paper, (DEPFA), 3.50% 12/06/07(c)	9,999,045
8,000,000	Illinois State, Finance Authority Revenue Bonds, FLOATERS, Series 1489, (MORGAN STANLEY), 3.91% 12/01/42(a)(b)	8,000,000
70,000,000	Illinois State, General Obligation Notes, 4.25% 11/09/07(c)	70,040,040
15,000,000	Indiana State Highway Revenue, PFLOATS, PT 3980, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.95% 06/01/29(a)(b)	15,000,000
63,200,000	Intermountain Power Agency, Utah, Commercial Paper, Series B-2, (BANK OF NOVA SCOTIA), 3.67% 12/14/07	63,200,000

See Notes to Financial Statements.

19

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$24,700,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series E, (AMBAC/MORGAN STANLEY), 3.50% 07/01/14(a)	$24,700,000
14,700,000	Iowa State, Finance Authority Small Business Development Revenue Bonds, Multi Family Housing, Village Court Associates, E.I. DuPont, Series B, 3.91% 11/01/15(a)	14,700,000
18,700,000	Jacksonville, Florida, Electrical Systems Commercial Paper, Series 2000 F, (LANDESBANK HESSEN), 3.69% 10/04/07	18,700,000
38,000,000	3.66% 12/13/07	38,000,000
16,110,000	Jacksonville, Florida, St. Johns River, Power Systems Revenue Bonds, PUTTERS, Series 1182, (MBIA/JPMORGAN CHASE BANK), 3.92% 04/01/13(a)(b)	16,110,000
40,000,000	Kansas City, Missouri, Industrial Development Authority Revenue Bonds, Downtown Arena Project, Series C, (AMBAC/DEXIA CREDIT LOCAL), 3.87% 04/01/40(a)	40,000,000
10,000,000	Kentucky State, Asset & Liability Commission Project, Series A, (CREDIT LOCAL DE FRANCE), 3.52% 12/03/07(c)	10,000,000
13,570,000	King County, Washington, General Obligation Bonds, PUTTERS, Series 1184, (FGIC/JPMORGAN CHASE BANK), 3.92% 01/01/13(a)(b)	13,570,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$17,100,000	Las Vegas, Nevada, Water District General Obligation Bonds, Series 2004 A, Commercial Paper, (BNP PARIBAS), 3.55% 12/10/07(c)	$17,100,000
15,200,000	Lincoln County, Wyoming, Pollution Control Revenue Bonds, BP Amoco PLC, 3.60% 10/01/12(a)	15,200,000
30,000,000	Massachusetts State, General Obligation Bonds, Series A, (DEXIA CREDIT LOCAL), 4.05% 03/01/26(a)	30,000,000
22,200,000	Massachusetts State, General Obligation Bonds, Series C, (STATE STREET BANK & TRUST CO.), 3.85% 01/01/21(a)	22,200,000
10,000,000	Massachusetts State, Health & Educational Harvard University Revenue Bonds, Commercial Paper, 3.67% 11/08/07(c)	9,998,428
21,000,000	Massachusetts State, Water Resources Authority, Sub-Series D, (FGIC/DEXIA CREDIT LOCAL), 3.88% 11/01/26(a)	21,000,000
18,660,000	Memphis, Tennessee, Electric Systems Revenue Bonds, PUTTERS, Series 378, Commercial Paper, (MBIA/JPMORGAN CHASE), 3.92% 12/01/11(a)(b)	18,660,000
14,200,000	Michigan State, Building Authority Revenue Bonds, EAGLE, Class A, (FGIC/CITIBANK N.A.), 3.93% 10/15/36(a)(b)	14,200,000
10,630,000	Michigan State, University Revenue Bonds, (LANDESBANK HESSEN-THURINGEN), 3.77% 02/15/34(a)	10,630,000

See Notes to Financial Statements.

20

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$15,000,000	Minnesota State, PFLOATS, Series 4145, (MERRILL LYNCH CAPITAL SERVICES), 3.93% 12/15/33(a)(b)	$15,000,000
4,000,000	Missouri State, Health & Educational Facilities Authority Revenue Bonds, Washington University, Series A, (MORGAN GUARANTY TRUST), 4.08% 09/01/30(a)	4,000,000
30,500,000	Montgomery County, Maryland, Commercial Paper, Series 2002, 3.65% 12/10/07	30,500,000
15,000,000	Nevada State, PFLOATS, Series 4221, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.95% 12/01/25(a)(b)	15,000,000
9,550,000	North Carolina State, Floating Rate Certificates, Series 2005, (MORGAN STANLEY), 3.91% 03/01/23(a)(b)	9,550,000
12,095,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 465, (PNC BANK N.A.), 3.88% 05/01/11(a)(b)	12,095,000
10,230,000	North Carolina State, General Obligation Bonds, PUTTERS, Series 466, (PNC BANK N.A.), 3.88% 03/01/12(a)(b)	10,230,000
7,450,000	Oklahoma State, Water Resource Board Revenue Bonds, Loan Program, (STATE STREET BANK & TRUST CO.), 3.65% 09/01/24(a)	7,450,000
19,475,000	Oregon State, Veterans Welfare General Obligation Bonds, Series 85, (DEXIA CREDIT LOCAL), 4.05% 06/01/41(a)	19,475,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$15,560,000	Oregon State, Veterans Welfare General Obligation Bonds, Series 86, (DEXIA CREDIT LOCAL), 4.05% 06/01/40(a)	$15,560,000
21,500,000	Orlando, Florida, Communication Utility Systems Revenue Bonds, PUTTERS, Series 1557, (JPMORGAN CHASE BANK), 3.92% 10/01/13(a)(b)	21,500,000
29,555,000	Pennsylvania State, PFLOATS, Series 4160, (MERRILL LYNCH CAPITAL SERVICES), 3.91% 11/01/24(a)(b)	29,555,000
18,040,000	Richland County, South Carolina, School District No. 002, General Obligation Bonds, PFLOATS, Series 1646, (FGIC), 3.95% 02/01/10(a)	18,040,000
14,210,000	San Antonio, Texas, Hotel Occupancy Revenue Bonds, PUTTERS, Series 1693, (FSA/JPMORGAN CHASE BANK), 3.92% 02/15/12(a)(b)	14,210,000
54,500,000	San Antonio, Texas, Water Revenue Bonds, EAGLE, Class A, (MBIA/CITIBANK N.A.), 3.93% 05/15/40(a)(b)	54,500,000
10,820,000	Springfield, Illinois, Electrical Revenue, ROC, Series 11154, (MBIA/CITIBANK N.A.), 3.92% 03/01/24(a)(b)	10,820,000
44,000,000	St. James Parish, Louisiana, Pollution Control Commercial Paper, Texaco Project, 3.73% 10/16/07	44,000,000

See Notes to Financial Statements.

21

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$17,555,000	St. Louis, Missouri, Metropolitan Sewer District Wastewater Systems Revenue, Series 2076, (MBIA/MORGAN STANLEY), 3.91% 05/01/36(a)	$17,555,000
18,695,000	Tarrant, Texas, Regulation Water District Revenue Bonds, PFLOATS, Series 3425, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.95% 03/01/28(a)(b)	18,695,000
20,000,000	Tennessee State, School Building Authority Commercial Paper, Series A, 3.65% 11/01/07	20,000,000
2,960,000	Texas State, General Obligation Bonds, PUTTERS, Series 1645, (BANK OF NEW YORK), 3.89% 10/01/14(a)(b)	2,960,000
20,785,000	Texas State, PFLOATS, Series 4177, (MERRILL LYNCH CAPITAL SERVICES), 3.93% 04/01/37(a)(b)	20,785,000
13,425,000	Texas State, Reset Optional Certificates Trust II-R, ROCS, Series 4083, (CITIGROUP FINANCIAL PRODUCTS), 3.92% 04/01/35(a)(b)	13,425,000
30,200,000	Texas State, Southwest Higher Education Authority Revenue, Southern Methodist University, (BANK OF NEW YORK), 3.85% 10/01/36(a)(b)	30,200,000
20,000,000	Texas State, Transportation Commission Revenue Bonds, 4.50% 08/28/08	20,143,528
10,980,000	Texas State, Transportation Commission Revenue Bonds, PUTTERS, Series 1324, (JPMORGAN CHASE BANK), 3.92% 04/01/14(a)(b)	10,980,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$8,700,000	Thurston County, Washington, School District General Obligation Bonds, PUTTERS, Series 1108, (MBIA/JPMORGAN CHASE BANK), 3.92% 06/01/13(a)(b)	$8,700,000
10,155,000	Union County, North Carolina, ROCS, Series 11194, (MBIA/CITIBANK N.A.), 3.92% 03/01/20(a)(b)	10,155,000
10,000,000	University of Missouri, Curators Systems Facilities Revenue, PUTTERS, Series 1978, (JPMORGAN CHASE BANK), 3.92% 05/01/15(a)(b)	10,000,000
32,000,000	University of North Carolina, Board of Governors Commercial Paper, Series 2004-B, 3.70% 12/11/07	32,000,000
30,400,000	University of North Carolina, Board of Governors Commercial Paper, Series A, 3.62% 10/10/07	30,394,317
10,063,000	University of Texas, North University Revenue Bonds, Series A, 3.57% 11/08/07(c)	10,063,000
16,700,000	University of Texas, Permanent University Fund Revenue Bonds, Floating Rate Certificates, Series 1574, (RABOBANK NEDERLAND), 3.91% 07/01/26(a)(b)	16,700,000
19,000,000	University of Texas, University Revenue Bonds, Series A 3.65% 12/12/07(c)	19,000,000
25,000,000	3.83% 10/02/07(c)	24,999,875
20,760,000	Utah Transportation Authority Sales Tax, PFLOATS, PZ261, (MBIA/MERRILL LYNCH CAPITAL SERVICES), 3.96% 06/15/28(a)(b)	20,760,000

See Notes to Financial Statements.

22

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$21,170,000	Valdez, Alaska, Marine Terminal Revenue, BP Pipeline, Inc., Series A, 4.05% 06/01/37(a)	$21,170,000
10,000,000	Valdez, Alaska, Marine Terminal Revenue, BP Pipeline, Inc., Series B, 4.05% 07/01/37(a)	10,000,000
14,224,500	Virginia Commonwealth, Transportation Board Revenue Bonds, Floating Rate Certificates, Series 727, (MORGAN STANLEY), 3.91% 05/15/19(a)(b)	14,224,500
25,966,000	Washington State, General Obligation Bonds, Floating Rate Certificates, Series 1161, (AMBAC/MORGAN STANLEY), 3.91% 07/01/24(a)(b)	25,966,000
7,590,000	Washington State, General Obligation Bonds, P-Floats, PT 3863, (AMBAC/MERRILL LYNCH), 3.95% 01/01/22(a)(b)	7,590,000
12,145,000	Washington State, General Obligation Bonds, P-Floats, PT 3874, (FSA/MERRILL LYNCH), 3.95% 01/01/30(a)(b)	12,145,000
9,745,000	Washoe County, Nevada, General Obligation Bonds, Floating Rate Certificates, Series 1241, (MBIA/MORGAN STANLEY), 3.91% 01/01/35(a)(b)	9,745,000
15,170,000	Wisconsin State, Clean Water Revenue Bonds, PFLOATS, Series 1509, (JPMORGAN CHASE BANK), 3.92% 06/01/13(a)(b)	15,170,000
6,830,000	Wisconsin State, PFLOATS, Series PT 3929, (FGIC/MERRILL LYNCH CAPITAL SERVICES), 3.95% 07/01/26(a)(b)	6,830,000

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — (continued)
$11,000,000	Wisconsin State, Transportation Authority Revenue Commercial Paper, Series 97 A, (STATE STREET/CALIFORNIA STATE TEACHERS RETIREMENT), 3.68% 12/06/07	$11,000,000
39,643,000	Wisconsin State, Transportation Authority Revenue Extendible Commercial Paper, Series 2006 B, 3.62% 10/05/07	39,643,000
29,000,000	3.73% 10/05/07	29,000,000
9,345,000	York County, South Carolina, School District 4 General Obligation Bonds, Fort Mill, ROCS, Series F, (GOLDMAN SACHS), 3.90% 03/09/12(a)(b)	9,345,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost $1,867,080,733)	1,867,080,733

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — 8.31%
15,000,000	Atlanta, Georgia, Metropolitan Transit Authority, Sales Tax Commercial Paper, Series A, (DEXIA CREDIT LOCAL), 3.67% 12/11/07(c)	15,000,000
30,000,000	3.63% 12/06/07(c)	30,000,000
29,899,811	Baltimore, Maryland, Port Facilities Revenue Bonds, Occidental Petroleum Corp., (BNP PARIBAS), 3.55% 10/14/11(a)	29,899,811
20,000,000	Colorado State, Regional Transportation District, Commercial Paper, Series 2001 A, (LOC: WESTDEUTSCHE BANK), 3.62% 10/05/07	20,000,000

See Notes to Financial Statements.

23

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

Principal Amount		Value

TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT — (continued)
$18,000,000	Des Moines, Iowa, Hospital Facilities Authority Revenue Bonds, Methodist Medical Center Project, (WACHOVIA BANK N.A.), 3.88% 08/01/15(a)	$18,000,000
7,000,000	Kenton County, Kentucky, Industrial Building Authority Revenue Bonds, Redken Labs, Inc., Project, (MORGAN GUARANTY TRUST), 3.85% 12/01/14(a)	7,000,000
40,000,000	Michigan State, Building Authority Revenue Bonds, Commercial Paper, Series 5, (LOC: STATE STREET BANK/BANK OF NEW YORK), 3.72% 11/20/07(c)	40,000,000
10,000,000	New Jersey State, Economic Development Authority, Series R-1, (BANK OF NOVA SCOTIA/LLOYDS TSB BANK PLC), 4.00% 09/01/31(a)	10,000,000

	TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES — BACKED BY LETTERS OF CREDIT (Cost $169,899,811)	169,899,811

Shares		Value

REGISTERED INVESTMENT COMPANIES — 0.04%
867,271	BlackRock Muni Fund (7 day yield of 3.61%)	$867,271
1	Dreyfus Tax-Exempt Cash Fund (7 day yield of 3.63%)	1

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $867,272)	867,272

TOTAL INVESTMENTS (Cost $2,037,847,816)(d)	99.69%	$2,037,847,816
OTHER ASSETS IN EXCESS OF LIABILITIES	0.31	6,378,063

NET ASSETS	100.00%	$2,044,225,879

(a)	Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate shown reflects the rate at September 30, 2007.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities, which are not illiquid, amounted to $849,469,500, which represents 41.55% of net assets.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2007.
(d)	Cost for federal income tax purposes is $2,037,847,816.

AMBAC—Ambac Assurance Corp.

FGIC—Financial Guaranty Insurance Co.

FSA—Financial Security Assurance, Inc.

LOC—Letter of Credit

MBIA—MBIA Insurance Corp.

PUTTERS—Puttable Tax Exempt Receipts

PFLOATS—Puttable Floating Option Tax-Exempt Receipts

ROCS—Reset Option Certificates

See Notes to Financial Statements.

24

Excelsior Tax-Exempt Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Tax-Exempt Money Fund — (continued)

The summary of the Fund’s investments as of September 30, 2007 is as follows:

State Diversification	% of Net Assets	Value
Texas	21.07	$430,705,447
Illinois	6.48	132,405,040
Colorado	6.14	125,430,000
Florida	5.63	115,005,000
Utah	5.32	108,660,000
North Carolina	5.11	104,424,318
Wisconsin	4.97	101,643,000
Maryland	4.71	96,299,811
Michigan	4.44	90,695,000
Massachusetts	4.07	83,198,428
Missouri	3.50	71,555,000
Washington	3.33	67,971,000
Georgia	3.04	62,140,000
Louisiana	2.15	44,000,000
Nevada	2.05	41,845,000
Tennessee	1.89	38,660,000
Oregon	1.71	35,035,000
Iowa	1.60	32,700,000
Arkansas	1.52	31,170,000
Hawaii	1.51	30,885,000
Pennsylvania	1.45	29,555,000
South Carolina	1.34	27,385,000
Arizona	1.29	26,444,000
Kentucky	0.83	17,000,000
Connecticut	0.75	15,295,000
Wyoming	0.74	15,200,000
Indiana	0.73	15,000,000
Minnesota	0.73	15,000,000
Virginia	0.70	14,224,500
New Jersey	0.49	10,000,000
Oklahoma	0.36	7,450,000
Registered Investment Companies	0.04	867,272

Total Investments	99.69	$2,037,847,816
Other Assets in Excess of Liabilities	0.31	6,378,063

Net Assets	100.00	$2,044,225,879

See Notes to Financial Statements.

25

Excelsior Funds, Inc.

Portfolio of Investments — September 30, 2007 (Unaudited)

Treasury Money Fund

Principal Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 16.79%
$63,000,000	Federal Home Loan Bank, Discount Note, 4.00% 10/01/07	$63,000,000

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $63,000,000)	63,000,000

U.S. TREASURY OBLIGATIONS — 83.03%
30,000,000	3.33% 10/18/07(a)	29,952,966
50,000,000	3.45% 11/08/07(a)	49,819,791
25,000,000	3.50% 11/29/07(a)	24,856,679
25,000,000	3.53% 11/15/07(a)	24,892,813
25,000,000	3.55% 11/23/07(a)	24,870,076
25,000,000	3.55% 12/20/07(a)	24,804,167
10,000,000	3.68% 12/27/07(a)	9,911,067
40,000,000	3.88% 12/06/07(a)	39,700,891
10,000,000	3.90% 12/06/07(a)	9,928,546
13,000,000	4.04% 12/20/07(a)	12,883,433
10,000,000	4.38% 01/31/08	10,006,808
20,000,000	4.87% 10/04/07(a)	19,991,880
30,000,000	4.88% 11/01/07(a)	29,904,012

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $311,523,129)	311,523,129

Shares		Value

REGISTERED INVESTMENT COMPANY — 0.42%
1,583,319	Dreyfus Treasury Prime Cash Management Fund (7-day yield of 3.23%)	$1,583,319

	TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,583,319)	1,583,319

TOTAL INVESTMENTS (Cost $376,106,448)(b)	100.24%	$376,106,448
OTHER LIABILITIES IN EXCESS OF ASSETS	(0.24)	(914,726)

NET ASSETS	100.00%	$375,191,722

(a)	The rate shown represents the annualized yield at the date of purchase.
(b)	Cost for federal income tax purposes is $376,106,448.

Discount Note—The rate reported is the discount rate at the time of purchase.

The summary of the Fund’s investments as of September 30, 2007 is as follows:

Portfolio Diversification	% of Net Assets	Value
U.S. Treasury Obligations	83.03	$311,523,129
U.S. Government & Agency Obligation	16.79	63,000,000
Registered Investment Company	0.42	1,583,319

Total Investments	100.24	$376,106,448
Other Liabilities in Excess of Assets	(0.24)	(914,726)

Net Assets	100.00	$375,191,722

See Notes to Financial Statements.

26

Excelsior Funds

Statements of Assets and Liabilities

September 30, 2007 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
ASSETS
Investments (including repurchase agreements), at identified cost	$352,075,329	$1,172,656,627	$435,684,431	$2,037,847,816	$376,106,448

Investments (excluding repurchase agreements), at amortized cost approximating value	218,075,329	1,049,656,627	435,684,431	2,037,847,816	376,106,448
Repurchase agreements, at value	134,000,000	123,000,000	—	—	—

Total investments, at value	$352,075,329	$1,172,656,627	$435,684,431	$2,037,847,816	$376,106,448

Receivable for:
Investments sold	—	—	7,414,813	—	—
Fund shares sold	5,014	99,935	4,400	500	237
Interest	929,715	1,649,427	3,483,869	14,984,946	73,695
Dividends	9,003	17,734	3,932	58,793	7,010
Expense reimbursement due from Investment Advisor	21,723	75,820	112,271	128,555	27,498
Prepaid expenses	15,797	69,664	26,034	115,797	15,590

Total assets	$353,056,581	$1,174,569,207	$446,729,750	$2,053,136,407	$376,230,478
LIABILITIES
Payable for:
Investments purchased	—	—	673,424	723,661	—
Fund shares repurchased	—	4,365	—	1,507,272	3,453
Distributions	1,076,414	3,516,777	1,021,802	5,345,825	695,943
Investment advisory fee	64,024	239,619	188,723	429,723	94,270
Administration fee	22,846	92,735	34,080	169,326	27,880
Transfer agent fee	2,594	7,425	1,236	2,685	1,901
Pricing and bookkeeping fees	3,813	6,642	3,357	6,958	4,139
Trustees’/Directors’ fees	—	431	—	8,817	—
Custody fee	10,696	58,542	6,623	49,485	7,979
Legal fee	29,035	99,874	30,177	129,298	25,524
Registration fee	26,390	46,939	2,574	23,189	21,744
Shareholder servicing fee	66,989	210,940	136,567	449,316	138,543
Other liabilities	26,982	96,389	23,433	64,973	17,380

Total liabilities	$1,329,783	$4,380,678	$2,121,996	$8,910,528	$1,038,756

NET ASSETS	$351,726,798	$1,170,188,529	$444,607,754	$2,044,225,879	$375,191,722

NET ASSETS CONSIST OF
Par value	$351,817	$1,170,434	$444,578	$2,044,295	$375,206
Paid-in capital in excess of par value	351,393,280	1,169,058,550	444,132,175	2,042,149,658	374,820,451
Undistributed (overdistributed) net investment income	—	(13)	31,001	53,529	(6,247)
Accumulated net realized gain (loss)	(18,299)	(40,442)	—	(21,603)	2,312

NET ASSETS	$351,726,798	$1,170,188,529	$444,607,754	$2,044,225,879	$375,191,722

Shares
Net assets	$351,726,798	$574,902,385	$444,607,754	$2,044,225,879	$375,191,722
Shares outstanding	351,817,226	575,145,391	444,578,113	2,044,294,939	375,205,877
Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Shares
Net assets	—	$595,286,144	—	—	—
Shares outstanding	—	595,288,155	—	—	—
Net asset value and offering price per share	—	$1.00	—	—	—

See Notes to Financial Statements.

27

Excelsior Funds

Statements of Operations

For the Six Months Ended September 30, 2007 (Unaudited)

	Government Money Fund	Money Fund	New York Tax-Exempt Money Fund	Tax-Exempt Money Fund	Treasury Money Fund
INVESTMENT INCOME
Interest	$7,607,265	$31,908,244	$8,548,372	$37,570,580	$7,506,662
Dividends	86,228	116,073	14,137	128,163	77,916

Total Investment Income	7,693,493	32,024,317	8,562,509	37,698,743	7,584,578
EXPENSES
Investment advisory fee	370,499	1,501,032	1,151,221	2,530,062	481,184
Administration fee	219,865	900,073	342,819	1,521,205	237,862
Shareholder servicing fee — Shares	370,499	755,691	575,611	2,530,062	401,091
Transfer agent fee	11,961	53,717	11,996	14,502	11,604
Pricing and bookkeeping fees	4,622	6,725	10,655	17,154	5,028
Trustees’/Directors’ fees	8,770	19,885	10,556	29,852	8,883
Custody fees	6,956	44,109	18,146	68,558	27,551
Other expenses	29,510	90,959	46,790	132,555	33,139

Total Expenses	1,022,682	3,372,191	2,167,794	6,843,950	1,206,342
Fees waived/reimbursed by:
Investment Advisor	(169,551)	(646,284)	(723,790)	(1,004,026)	(184,123)
Administrator	(37,826)	(152,658)	(58,840)	(259,464)	(42,976)
Custody earnings credit	(205)	(16,321)	(3,703)	(16,196)	(16,880)

Net Expenses	815,100	2,556,928	1,381,461	5,564,264	962,363

NET INVESTMENT INCOME	6,878,393	29,467,389	7,181,048	32,134,479	6,622,215

NET REALIZED GAIN ON INVESTMENTS	6,384	2,996	—	27,936	2,312

Net Increase Resulting from Operations	$6,884,777	$29,470,385	$7,181,048	$32,162,415	$6,624,527

See Notes to Financial Statements.

28

[THIS PAGE INTENTIONALLY LEFT BLANK]

29

Excelsior Funds

Statements of Changes in Net Assets

	Government Money Fund		Money Fund
Increase (Decrease) in Net Assets	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007
Operations
Net investment income	$6,878,393	$15,053,710	$29,467,389	$64,755,001
Net realized gain (loss) on investments	6,384	2,904	2,996	(2,912)

Net increase resulting from operations	6,884,777	15,056,614	29,470,385	64,752,089

Distributions to Shareholders
From net investment income:
Shares	(6,887,028)	(15,045,075)	(14,488,978)	(38,623,273)
Institutional Shares	—	—	(15,005,982)	(26,104,170)

Total Distributions to Shareholders	(6,887,028)	(15,045,075)	(29,494,960)	(64,727,443)

Net Capital Share Transactions	109,251,900	(167,762,345)	(86,863,483)	(298,083,731)

Net increase (decrease) in net assets	109,249,649	(167,750,806)	(86,888,058)	(298,059,085)

NET ASSETS
Beginning of period	$242,477,149	$410,227,955	$1,257,076,587	$1,555,135,672

End of period	$351,726,798	$242,477,149	$1,170,188,529	$1,257,076,587

Undistributed (overdistributed) net investment income at end of period	$—	$8,635	$(13)	$27,558

See Notes to Financial Statements.

30

New York Tax-Exempt Money Fund		Tax-Exempt Money Fund		Treasury Money Fund
(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007	(Unaudited) Six Months Ended September 30, 2007	Year Ended March 31, 2007

$7,181,048	$12,932,633	$32,134,479	$64,143,597	$6,622,215	$14,030,831
—	770	27,936	(5,092)	2,312	5,100

7,181,048	12,933,403	32,162,415	64,138,505	6,624,527	14,035,931

(7,160,685)	(12,927,606)	(32,090,389)	(64,113,972)	(6,631,116)	(14,033,835)
—	—	—	—	—	—

(7,160,685)	(12,927,606)	(32,090,389)	(64,113,972)	(6,631,116)	(14,033,835)

(12,867,204)	9,583,689	(66,456,899)	(51,587,116)	69,128,396	(59,619,992)

(12,846,841)	9,589,486	(66,384,873)	(51,562,583)	69,121,807	(59,617,896)

$457,454,595	$447,865,109	$2,110,610,752	$2,162,173,335	$306,069,915	$365,687,811

$444,607,754	$457,454,595	$2,044,225,879	$2,110,610,752	$375,191,722	$306,069,915

$31,001	$10,638	$53,529	$9,439	$(6,247)	$2,654

See Notes to Financial Statements.

31

Excelsior Funds

Statements of Changes in Net Assets—Capital Stock Activity

	Government Money Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	1,641,924,536	1,641,924,537	2,027,068,990	2,027,068,990
Distributions reinvested	386,855	386,855	697,510	697,510
Redemptions	(1,533,059,492)	(1,533,059,492)	(2,195,528,845)	(2,195,528,845)

Net increase (decrease)	109,251,899	109,251,900	(167,762,345)	(167,762,345)

Institutional Shares
Subscriptions	—	—	—	—
Distributions reinvested	—	—	—	—
Redemptions	—	—	—	—

Net increase (decrease)	—	—	—	—

See Notes to Financial Statements.

32

Money Fund				New York Tax-Exempt Money Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007		(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)

978,506,286	978,506,286	2,599,472,390	2,599,472,390	1,514,717,466	1,514,717,461	2,519,812,784	2,519,812,784
2,070,292	2,070,301	3,330,030	3,330,030	1,326,079	1,326,080	1,815,110	1,815,110
(1,050,175,172)	(1,050,175,174)	(2,990,685,747)	(2,990,685,747)	(1,528,910,299)	(1,528,910,745)	(2,512,044,205)	(2,512,044,205)

(69,598,594)	(69,598,587)	(387,883,327)	(387,883,327)	(12,866,754)	(12,867,204)	9,583,689	9,583,689

2,123,476,337	2,123,476,337	4,262,737,772	4,262,737,772	—	—	—	—
6,941,966	6,941,966	9,160,704	9,160,704	—	—	—	—
(2,147,683,199)	(2,147,683,199)	(4,182,098,880)	(4,182,098,880)	—	—	—	—

(17,264,896)	(17,264,896)	89,799,596	89,799,596	—	—	—	—

See Notes to Financial Statements.

33

Excelsior Funds

Statements of Changes in Net Assets—Capital Stock Activity — (continued)

	Tax-Exempt Money Fund
	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Changes in Shares	Shares	Dollars ($)	Shares	Dollars ($)
Shares
Subscriptions	4,482,316,341	4,482,316,345	9,783,446,469	9,783,446,469
Distributions reinvested	1,372,129	1,372,129	2,484,144	2,484,144
Redemptions	(4,550,145,373)	(4,550,145,373)	(9,837,517,729)	(9,837,517,729)

Net increase (decrease)	(66,456,903)	(66,456,899)	(51,587,116)	(51,587,116)

See Notes to Financial Statements.

34

Treasury Money Fund
(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31, 2007
Shares	Dollars ($)	Shares	Dollars ($)

914,539,853	914,539,853	1,744,655,262	1,744,655,262
2,786,433	2,786,433	4,178,107	4,178,107
(848,197,797)	(848,197,890)	(1,808,453,361)	(1,808,453,361)

69,128,489	69,128,396	(59,619,992)	(59,619,992)

See Notes to Financial Statements.

35

Financial Highlights – Government Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02330	(a)	0.04610 (a)	0.03152 (a)	0.01250 (a)	0.00625	0.01199
Net realized and unrealized gain (loss) on investments	—		0.00025	0.00024	0.00003	—	(0.00039)

Total from Investment Operations	0.02330		0.04635	0.03176	0.01253	0.00625	0.01160

Less Distributions to Shareholders:
From net investment income	(0.02330)		(0.04635)	(0.03176)	(0.01253)	(0.00625)	(0.01160)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.35	%(d)	4.74%	3.22%	1.26%	0.63%	1.17%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.53%	0.46%	0.45%	0.39%
Waiver/Reimbursement	0.14	%(f)	0.15%	0.16%	0.25%	0.09%	0.08%
Net investment income (e)	4.65	%(f)	4.61%	3.15%	1.25%	0.62%	1.21%
Net assets, end of period (000’s)	$351,727		$242,477	$410,228	$496,027	$544,721	$594,496

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

36

Financial Highlights – Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02474	(a)	0.04691 (a)	0.03207 (a)	0.01275 (a)	0.00662	0.01255
Net realized and unrealized gain (loss) on investments	—		0.00019	0.00015	0.00010	—	(0.00010)

Total from Investment Operations	0.02474		0.04710	0.03222	0.01285	0.00662	0.01245

Less Distributions to Shareholders:
From net investment income	(0.02474)		(0.04710)	(0.03222)	(0.01285)	(0.00662)	(0.01245)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.42	%(d)	4.81%	3.27%	1.29%	0.66%	1.25%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.53%	0.46%	0.45%	0.39%
Waiver/Reimbursement	0.13	%(f)	0.13%	0.16%	0.24%	0.28%	0.04%
Net investment income (e)	4.80	%(f)	4.69%	3.21%	1.28%	0.67%	1.25%
Net assets, end of period (000’s)	$574,902		$644,514	$1,032,384	$1,105,053	$1,141,562	$1,787,852

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

37

Financial Highlights – New York Tax-Exempt Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.01560	(a)	0.02948 (a)	0.02150 (a)	0.00822 (a)	0.00491	0.00884
Net realized and unrealized gain (loss) on investments	—		(0.00002)	(0.00012)	0.00023	0.00006	(0.00007)

Total from Investment Operations	0.01560		0.02946	0.02138	0.00845	0.00497	0.00877

Less Distributions to Shareholders:
From net investment income	(0.01560)		(0.02946)	(0.02138)	(0.00845)	(0.00490)	(0.00873)
From net realized gains	—		—	—	—	(0.00007)	(0.00004)

Total Distributions to Shareholders	(0.01560)		(0.02946)	(0.02138)	(0.00845)	(0.00497)	(0.00877)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.57	%(d)	2.99%	2.16%	0.85%	0.50%	0.88%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.60	%(f)	0.60%	0.60%	0.55%	0.50%	0.44%
Waiver/Reimbursement	0.34	%(f)	0.34%	0.34%	0.42%	0.25%	0.05%
Net investment income (e)	3.13	%(f)	2.95%	2.15%	0.82%	0.49%	0.89%
Net assets, end of period (000’s)	$444,608		$457,455	$447,865	$409,252	$490,099	$548,574

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

38

Financial Highlights – Tax-Exempt Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.01589	(a)	0.03006 (a)	0.02229 (a)	0.00966 (a)	0.00546	0.00967
Net realized and unrealized gain (loss) on investments	0.00001		(0.00001)	—	—	0.00029	(0.00002)

Total from Investment Operations	0.01590		0.03005	0.02229	0.00966	0.00575	0.00965

Less Distributions to Shareholders:
From net investment income	(0.01590)		(0.03005)	(0.02225)	(0.00966)	(0.00560)	(0.00964)
From net realized gains	—		—	(0.00004)	—	(0.00015)	(0.00001)

Total Distributions to Shareholders	(0.01590)		(0.03005)	(0.02229)	(0.00966)	(0.00575)	(0.00965)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	1.60	%(d)	3.05%	2.25%	0.97%	0.58%	0.97%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.55	%(f)	0.55%	0.53%	0.46%	0.44%	0.39%
Waiver/Reimbursement	0.13	%(f)	0.12%	0.15%	0.23%	0.14%	0.15%
Net investment income (e)	3.18	%(f)	3.01%	2.23%	0.97%	0.56%	0.97%
Net assets, end of period (000’s)	$2,044,226		$2,110,611	$2,162,173	$2,037,802	$2,044,676	$2,281,263

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

39

Financial Highlights – Treasury Money Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended September 30, 2007		Year Ended March 31,
			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.02069	(a)	0.04324 (a)	0.02855 (a)	0.00988 (a)	0.00484	0.01085
Net realized and unrealized gain on investments	—		0.00013	0.00036	0.00031	0.00002	0.00004

Total from Investment Operations	0.02069		0.04337	0.02891	0.01019	0.00486	0.01089

Less Distributions to Shareholders:
From net investment income	(0.02069)		(0.04337)	(0.02887)	(0.01019)	(0.00485)	(0.01089)
From net realized gains	—		—	(0.00004)	—	(0.00001)	—

Total Distributions to Shareholders	(0.02069)		(0.04337)	(0.02891)	(0.01019)	(0.00486)	(0.01089)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (b)(c)	2.10	%(d)	4.42%	2.93%	1.02%	0.49%	1.09%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.60	%(f)	0.60%	0.58%	0.55%	0.50%	0.45%
Waiver/Reimbursement	0.14	%(f)	0.14%	0.16%	0.20%	0.07%	0.08%
Net investment income (e)	4.14	%(f)	4.32%	2.86%	0.99%	0.49%	1.08%
Net assets, end of period (000’s)	$375,192		$306,070	$365,688	$428,008	$519,722	$571,998

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from custody credits had an impact of 0.01%.
(f)	Annualized.

See Notes to Financial Statements.

40

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

Note 1.	Organization

Excelsior Funds, Inc. (“Excelsior Fund”) and Excelsior Tax-Exempt Funds, Inc. (“Excelsior Tax-Exempt Fund”) are each organized as a Maryland Corporation, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Information presented in these financial statements pertains to the following funds (individually referred to as a “Fund”, collectively referred to as the “Funds”):

Excelsior Fund:

Government Money Fund

Money Fund

Treasury Money Fund

Excelsior Tax-Exempt Fund:

New York Tax-Exempt Money Fund

Tax-Exempt Money Fund

Each Fund is diversified, with the exception of New York Tax-Exempt Money Fund, which is non-diversified.

Investment Objectives

Government Money Fund and Money Fund each seeks as high a level of current income as is consistent with liquidity and stability of principal. New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. Tax-Exempt Money Fund seeks a moderate level of current interest income exempt from federal income taxes consistent with stability of principal. Treasury Money Fund seeks current income with liquidity and stability of principal.

Fund Shares

Excelsior Fund is authorized to issue up to 42.5 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 5 billion shares each of Government Money Fund and Money Fund; and 2.5 billion shares of Treasury Money Fund.

Excelsior Tax-Exempt Fund is authorized to issue up to 24 billion shares of common stock with a par value of $0.001 per share. Authorized capital currently offered for each Fund is as follows: 5.5 billion shares of Tax-Exempt Money Fund; and 2 billion shares of New York Tax-Exempt Money Fund.

Each Fund, with the exception of Money Fund, offers one class of shares: Shares. Money Fund offers two classes of shares: Shares and Institutional Shares. Shares and Institutional Shares are offered continuously at net asset value. There are certain restrictions on the purchase of Institutional Shares, as described in the Funds’ prospectus. The financial highlights of the Institutional Shares of the Funds are presented separately.

41

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 2.	Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Certain ratios have been reclassified on the Financial Highlights to conform to the current period presentation. The changes have no effect on the ratios. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds’ Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds’ Board of Directors has established procedures intended to stabilize each Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds half of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Investments in other open-end investment companies are valued at net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Funds’ financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

Each Fund may engage in repurchase agreement transactions with institutions that the Funds’ investment advisor has determined are creditworthy. Each Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of a Fund and the counterparty. The investment advisor is responsible for determining that collateral is

42

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon each Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the organizational documents of Excelsior Fund and Excelsior Tax-Exempt Fund, and by contract, the Board of Directors of Excelsior Fund and Excelsior Tax-Exempt Fund are indemnified against certain liabilities that may arise out of actions relating to their duties to Excelsior Fund and Excelsior Tax-Exempt Fund. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

43

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 3.	Federal Income Tax Information

The tax character of distributions paid during the year ended March 31, 2007 was as follows:

	Ordinary Income*	Tax-Exempt Income	Long-Term Capital Gains
Government Money Fund	$15,546,941	$—	$—
Money Fund	65,587,427	—	—
New York Tax-Exempt Money Fund	770	12,662,681	—
Tax-Exempt Money Fund	—	63,305,228	—
Treasury Money Fund	13,964,644	—	5

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of March 31, 2007, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Expires March 31,
	2008	2011	2012	2014	2015	Total
Government Money Fund	$18,903	$—	$5,556	$224	$—	$24,683
Money Fund	—	11,662	23,975	4,889	2,912	43,438

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an Interpretation of FASB Statement No. 109 (“FIN 48”) effective September 28, 2007. FIN 48 requires management to determine whether a tax position of a Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that exceeds fifty percent of the amount likely to be realized upon ultimate settlement. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management believes that FIN 48 will not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions).

44

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 4.	Fees and Compensation Paid to Affiliates

Investment Advisory Fee

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Effective July 1, 2007, U.S. Trust became a wholly owned subsidiary of the Bank of America Corporation (“BOA”). Prior to July 1, 2007, U.S. Trust was a wholly owned subsidiary of The Charles Schwab Corporation.

For its services, the Advisor receives an investment advisory fee, computed daily and paid monthly, based on each Fund’s average daily net assets at the following annual rates:

Annual Fee Rate
Government Money Fund	0.25%
Money Fund	0.25%
New York Tax-Exempt Money Fund	0.50%
Tax-Exempt Money Fund	0.25%
Treasury Money Fund	0.30%

Administration Fee

Effective July 1, 2007, Columbia Management Advisors, LLC (“Columbia”) serves as the administrator of the Funds. Columbia is an indirect, wholly owned subsidiary of BOA. Prior to July 1, 2007, USTA and BISYS Fund Services Ohio, Inc. (“BISYS”) served as the administrators of the Funds under the same fee structure.

Columbia is entitled to an administration fee, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund, and Excelsior Funds Trust (excluding Emerging Markets Fund, International Fund, Pacific/Asia Fund and International Equity Fund, series of Excelsior Fund or the Trust), at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 million	0.200%
Next $200 million	0.175%
In excess of $400 million	0.150%

Effective September 17, 2007, Columbia received an administration fee at the annual rates listed above less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below.

Effective July 1, 2007, Columbia voluntarily agreed to waive administration fees for each Fund at the annual rate of 0.05% of average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

For the six months ended September 30, 2007, the effective administration fee rate was 0.13% of each Fund’s average daily net assets before the reduction for pricing and bookkeeping fees and net of voluntary expense waivers.

45

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Government Money Fund	$161,915	$19,340
Money Fund	661,350	76,191
New York Tax-Exempt Money Fund	253,602	30,315
Tax-Exempt Money Fund	1,128,958	153,631
Treasury Money Fund	174,821	25,717

Pricing and Bookkeeping Fees

Effective September 17, 2007, the Funds entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. Also effective September 17, 2007, the Funds entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly, plus a monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee for each Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Effective September 17, 2007, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. The Funds reimburse Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to July 1, 2007, BISYS was responsible for providing fund accounting and financial reporting services to the Funds, and USTA was responsible for oversight of these functions. On July 1, 2007, Columbia assumed responsibility from USTA for oversight of the activities performed by BISYS. BISYS was responsible for providing services to the Funds through September 16, 2007.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates for each Fund were $505 and $505, respectively.

Transfer Agent Fee

Effective September 17, 2007, Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. Prior to September 17, 2007, BFDS served as the transfer agent for the Funds’ shares.

46

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period September 17, 2007 through September 30, 2007, the total amounts paid and payable to affiliates by the Funds under this agreement were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Government Money Fund	$151	$151
Money Fund	1,059	1,059
New York Tax-Exempt Money Fund	124	124
Tax-Exempt Money Fund	187	187
Treasury Money Fund	125	125

Shareholder Servicing Fee

The Funds have entered into shareholder servicing agreements with various service organizations which include USTA. The Funds are permitted to pay a fee of up to 0.25% of the average daily net assets of the Funds’ shares held by each service organization’s customers, with the exception of the Institutional Shares of Money Fund which pays a fee of up to 0.15% of the average daily net assets of its shares, to such organizations for providing shareholder and administrative services to their customers who hold shares of the Funds.

For the six months ended September 30, 2007, the total amounts paid and payable to affiliates by the Funds under these agreements were as follows:

	Amounts Paid to Affiliates	Amounts Payable to Affiliates
Government Money Fund	$368,477	$63,593
Money Fund	738,244	118,478
New York Tax-Exempt Money Fund	566,300	92,646
Tax-Exempt Money Fund	2,519,874	427,792
Treasury Money Fund	390,324	76,780

47

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Distribution and Service Fees

Effective September 17, 2007, Columbia Management Distributors, Inc. (the “Distributor”) serves as distributor of the Funds’ shares. Through July 31, 2007, BISYS Fund Services Limited Partnership (“BISYS Fund Services”) served as distributor of the Funds’ shares. On August 1, 2007, Foreside Distribution Services, L.P. served as distributor until September 16, 2007.

Fees Paid to Officers and Trustees

The Board of Trustees/Directors may include people who are officers and/or trustees of other fund families affiliated with the investment advisor. The Funds did not pay any of the interested persons for their service as Trustees/Directors, but did pay non-interested persons (independent trustees), as noted in the Statements of Operations.

Expense Limits and Fee Waivers

The Advisor has contractually agreed to waive fees or reimburse expenses through July 31, 2008, so that the expenses incurred by each Fund (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds’ custodian, will not exceed the following annual rates, based on each Fund’s average daily net assets:

	Shares	Institutional Shares
Government Money Fund	0.55%	—
Money Fund	0.55%	0.30%
New York Tax-Exempt Money Fund	0.60%	—
Tax-Exempt Money Fund	0.55%	—
Treasury Money Fund	0.60%	—

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

48

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note 5.	Concentration of Ownership

As of September 30, 2007, several of the Funds had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentage of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Government Money Fund	1	95.70
Money Fund	3	81.85
New York Tax-Exempt Money Fund	1	84.52
Tax-Exempt Money Fund	1	96.22
Treasury Money Fund	1	20.03

Note 6.	Significant Risks and Contingencies

Municipal Bond Tax Status

Certain Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Funds, you may be required to file an amended tax return as a result.

Tax Development Risk

The U.S. Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of-state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. This also has the potential to cause decline in the value of the municipal securities held by New York Tax-Exempt Money Fund and Tax-Exempt Money Fund which, in turn, would reduce the value of these Funds’ shares. You should consult your tax advisor to discuss the tax consequences of your investment in these Funds.

49

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Geographic Concentration

Certain Funds have greater than 5% of their total investments on September 30, 2007 invested in debt obligations issued by an individual state and its political subdivisions, agencies and public authorities. These Funds are more susceptible to economic and political factors adversely affecting issuers of the state’s or territory’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Note 7.	Legal Proceedings

Excelsior Funds

United States Trust Company of New York and U.S. Trust Company, N.A. (formerly, co-investment advisers to the Funds, together referred to herein as “U.S. Trust Company”), Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (the “Companies”), The Charles Schwab Corporation and several individuals and third parties were named in four fund shareholder class actions and two derivative actions which alleged that U.S. Trust Company, the Companies, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain of the Excelsior Funds advised by U.S. Trust Company. Each plaintiff seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class and derivative actions. The court entered implementing orders on February 24, 2006. All claims against the Companies have been dismissed. Plaintiffs’ claims against U.S. Trust Company and certain individuals under Sections 10(b) and 20(a) of the Securities Exchange Act and Sections 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Plaintiffs’ Section 48(a) claims against parent entity U.S. Trust Company and former parent entity The Charles Schwab Corporation also remain.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information, U.S. Trust Company believes that the likelihood is remote that the pending litigation will have a material adverse financial impact on the Companies, or materially affect the advisers’ ability to provide investment management services to the Companies.

50

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Note	8. Reorganization of the Funds

The Boards of Directors/Trustees of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (the “Board”) have approved proposals, described below, that are part of a larger integration of the Excelsior Fund complex and the Columbia Funds complex. Generally, these proposals involve the reorganization of certain Excelsior Funds into newly formed Columbia Funds that will be series of a different legal entity governed by a different board than the Excelsior Funds, and will be managed by Columbia Management Advisors, LLC, an affiliate of the current advisers to the Excelsior Funds. The portfolio managers of the Excelsior Funds immediately before such reorganizations are expected to be the same portfolio managers of the newly formed Columbia Funds immediately after such reorganizations.

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Excelsior Fund”) into a corresponding newly formed shell fund listed in the right column below (each, a “Newly Formed Fund”) as shown in the chart below, subject to approval by the shareholders of the Excelsior Fund. If the shareholders of each Excelsior Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Excelsior Fund will be transferred to the corresponding Newly Formed Fund and shareholders of the Excelsior Fund will receive shares of a designated class of the corresponding Newly Formed Fund in exchange for their shares. For each Excelsior Fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Newly Formed Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Newly Formed Fund. Shareholders of each Excelsior Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Excelsior Fund	Newly Formed Fund
Blended Equity Fund	Columbia Blended Equity Fund
Emerging Markets Fund	Columbia Emerging Markets Fund
Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund
International Fund	Columbia International Growth Fund
Large Cap Growth Fund	Columbia Select Growth Fund
Pacific/Asia Fund	Columbia Pacific/Asia Fund
Small Cap Fund	Columbia Select Small Cap Fund
Value & Restructuring Fund	Columbia Value and Restructuring Fund
Core Bond Fund	Columbia Bond Fund
Intermediate-Term Bond Fund	Columbia Short-Intermediate Bond Fund
Equity Opportunities Fund	Columbia Select Opportunities Fund
Mid Cap Value & Restructuring Fund	Columbia Mid Cap Value and Restructuring Fund

The Board has also approved proposals, described below, that involve the reorganization of certain Excelsior Funds into Columbia Funds that are series of different legal entities governed by a different board than the Excelsior Funds, and are managed by Columbia Management Advisors, LLC.

51

EXCELSIOR FUNDS

NOTES TO FINANCIAL STATEMENTS — (continued)

September 30, 2007 (Unaudited)

Specifically, the Board has approved proposals to reorganize each Excelsior Fund listed in the left column (each, an “Acquired Fund”) into a corresponding acquiring fund listed in the right column below (each, an “Acquiring Fund”) as shown in the chart below, subject to approval by the shareholders of the Acquired Fund. If the shareholders of an Acquired Fund approve the proposal relating to the reorganization of their Fund, all of the assets of the Acquired Fund will be transferred to the corresponding Acquiring Fund and shareholders of the Acquired Fund will receive shares of a designated class of the corresponding Acquiring Fund in exchange for their shares. For each Acquired Fund, except the money market funds, Shares class and Institutional Shares class, as applicable, will be exchanged for Class Z shares of the corresponding Acquiring Fund, and Retirement Shares class, as applicable, will be exchanged for Class R shares of the corresponding Acquiring Fund. For each Acquired Fund that is a money market fund, Shares class and Institutional Shares class, as applicable, will be exchanged for Trust Class shares of the corresponding Acquiring Fund. Shareholders of each Acquired Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the first quarter of 2008, except for Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund which are currently expected to be held in the second quarter of 2008. Each reorganization is expected to take place as soon as reasonably practicable following approval at the special meeting.

Acquired Fund	Acquiring Fund
Equity Income Fund	Columbia Dividend Income Fund
Real Estate Fund	Columbia Real Estate Equity Fund
International Equity Fund	International Fund
Short-Term Government Securities Fund	Columbia Short Term Bond Fund
Short-Term Tax-Exempt Securities Fund	Columbia Short Term Municipal Bond Fund
High Yield Fund	Columbia High Yield Opportunity Fund
Long-Term Tax-Exempt Fund	Columbia Tax-Exempt Fund
Intermediate-Term Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund
New York Intermediate-Term Tax-Exempt Fund	Columbia New York Intermediate Municipal Bond Fund
California Short-Intermediate Term Tax-Exempt Income Fund	Columbia California Intermediate Municipal Bond Fund
Treasury Money Fund	Columbia Government Reserves
Government Money Fund	Columbia Government Plus Reserves
Money Fund	Columbia Cash Reserves
Tax-Exempt Money Fund	Columbia Tax-Exempt Reserves
New York Tax-Exempt Money Fund	Columbia New York Tax-Exempt Reserves

52

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party to the advisory agreement (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s board of directors or trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

At a meeting held on September 27th and 28th 2007, the Board of Directors/Trustees (the “Board”) of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (each a “Company” and, together, the “Companies”), including a majority of the Independent Directors, approved the continuation of the Investment Advisory Agreements (the “Advisory Agreements”) by and between each Company and UST Advisers, Inc. and U.S. Trust New York Asset Management Division, a division of United States Trust Company, National Association (together, “U.S. Trust”) with respect to each series of each Company (each, a “Fund”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by U.S. Trust and its affiliates, which included information about the operations and personnel of U.S. Trust, as well as the personnel and operations of its affiliates. In this regard, the Board received information about the large mutual fund business of Columbia Management Advisors, LLC and its affiliates (together, “Columbia”), which are, together with U.S. Trust, all under the control of Bank of America Corporation, and how the resources dedicated to the Columbia mutual fund business affect the Funds. The Board also received extensive information that was provided by or derived from information prepared by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the Advisory Agreements. In addition, the Independent Directors received advice from independent counsel to the Independent Directors, met in executive session outside the presence of Company management and U.S. Trust personnel and participated in question and answer sessions with representatives of U.S. Trust.

The Board’s approval of the continuation of the Advisory Agreements was based on the consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at the meetings, including:

Nature, Extent and Quality of Services.    The Board considered the nature, extent and quality of the services provided by U.S. Trust to the Funds under the Advisory Agreements and the resources of U.S. Trust and their affiliates, including Columbia, dedicated to the Funds. In this regard, the Board evaluated, among other things, U.S. Trust’s personnel, experience, performance history of various products, and compliance program. The Board considered that U.S. Trust and Columbia provide

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APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

substantial administrative, accounting and compliance services and provide oversight of third party service providers to the Funds. The Board considered representations of U.S. Trust that U.S. Trust and Columbia have allocated substantial resources and personnel, and have made significant financial expenditures and commitments, to the investment management and other operations of the Funds. The Board also considered the nature and quantity of additional resources that have been dedicated to the operations of the Funds since U.S. Trust had become affiliated with Columbia. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by U.S. Trust to the Funds and the resources of the U.S. Trust and its affiliates dedicated to the Funds supported the renewal of the Advisory Agreements.

Fund Performance.    The Board considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Board considered each Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of third party providers who provided data for the peer group analysis. In evaluating the performance of each Fund, the Board considered both market risk and shareholder risk expectations for such Fund and whether, irrespective of relative performance, each Fund’s absolute performance was consistent with expectations for its investment methodology. The Board further considered the level of Fund performance in the context of its review of Fund expenses and U.S. Trust’s profitability discussed below. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Advisory Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by U.S. Trust that were reasonable and consistent with the Fund’s investment objective and policies; (3) that each Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that U.S. Trust has taken or is taking steps designed to help improve the Fund’s investment performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported the renewal of the Advisory Agreements.

Fund Expenses.    With respect to the Funds’ expenses, the Board considered the rate of compensation called for by the Advisory Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated based on objective factors. The Board noted that with respect to the Funds, U.S. Trust had contractually committed to waive a portion of its fee and/or reimburse the Funds for a portion of their expenses to limit the Funds’ total operating expenses. In evaluating this information, the Board considered the nature and scope of services provided to the Funds. The Board also reviewed the fees charged by U.S. Trust to provide advisory services to other types of accounts with substantially similar investment objectives as the Funds and the differences in services and risks involved in managing such other accounts, including differences relating to compliance and regulatory burdens. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreements.

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APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Continued)

Profitability.    With regard to profitability, the Board considered the compensation flowing to U.S. Trust and its affiliates, directly or indirectly. In this connection, the Board reviewed management’s profitability analyses. The Board also considered any other benefits derived by U.S. Trust from its relationship with the Funds, such as whether, by virtue of its management of the Funds, it obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to U.S. Trust and its affiliates, the Board considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of U.S. Trust is reasonable and supported the renewal of the Advisory Agreements.

Economies of Scale.    The Board considered the existence of any economies of scale and whether those economies are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by U.S. Trust. In this regard, and consistent with their consideration of fund expenses, the Board considered that U.S. Trust has previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer Funds or Funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such Funds at subsidized expense levels. The Board also reviewed asset flows in the Funds, noting that a relatively few number of Funds had experienced significant asset growth, while most of the Funds had experienced only moderate growth, if any. After reviewing such information, the Board determined not to seek advisory fee breakpoints at this time. The Board noted that it would continue to monitor the growth in assets of the Funds as compared to expenses and asked U.S. Trust and Columbia to continue to monitor the Funds’ expenses and asset sizes in connection with determining when economies of scale would dictate that advisory fee breakpoints were advisable.

Based on the Board’s deliberations and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of the services and expenses and such other matters as the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

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PROXY VOTING RESULTS

A Special Meeting of Shareholders of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust and each of their Funds was held on March 30, 2007, for the purpose of seeking shareholder approval of the following proposal: to approve new investment advisory agreements by and among USTA, USTNA and the Companies, on behalf of the Funds. The Special Meeting for Excelsior Funds with respect to the Value and Restructuring Fund, Energy and Natural Resources and Treasury Money Funds was adjourned for the purpose of soliciting additional proxies, and subsequently held on April 30, 2007. The number of votes necessary to conduct the Special Meetings and approve the proposal was obtained. The results of the votes of shareholders are listed below:

EXCELSIOR FUNDS, INC.

Fund	For	Against	Abstain
Value and Restructuring Fund	71,659,202.229	1,308,059.398	2,313,244.343
Energy and Natural Resources Fund	10,149,963.059	261,710.922	349,760.892
Treasury Money Fund	147,661,994.420	8,327.040	953,491.100

IMPORTANT INFORMATION ABOUT THIS REPORT

Excelsior Money Market Funds

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Excelsior Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) on the Securities and Exchange Commission’s website at www.sec.gov, and (ii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please consider the investment objectives, risks, charges and expenses for a fund carefully before investing. Contact your financial advisor for a prospectus, which contains this and other important information about a fund. You should read it carefully before you invest.

United States Trust Company, National Association, through its separate identifiable division, U.S. Trust New York Asset Management Division (“USTNA”), or UST Advisers, Inc. (“USTA” and together with USTNA, the “Advisor”) is the investment advisor to the Funds. USTNA is a wholly owned subsidiary of U.S. Trust Corporation (“U.S. Trust”). USTA is a wholly owned subsidiary of USTNA. Excelsior Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management. USTA, USTNA and Columbia Management Distributor, Inc. are affiliates of Bank of America Corporation.

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©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/136414-0907 (11/07) 07/45972

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 26, 2007